[COVER]

                                SEMIANNUAL REPORT


                                    PHOENIX





                          THE PHOENIX EDGE SERIES FUND


                                  June 30, 1997




                                 [LOGO] PHOENIX

                      THIS PAGE LEFT INTENTIONALLY BLANK.

                               Table of Contents


                                                    Page
                                                    -----
Phoenix Money Market Series    ..................      2
Phoenix Growth Series    ........................      7
Phoenix Multi-Sector Fixed Income Series   ......     12
Phoenix Strategic Allocation Series  ............     18
Phoenix International Series   ..................     24
Phoenix Balanced Series  ........................     30
Phoenix Real Estate Securities Series   .........     36
Phoenix Strategic Theme Series    ...............     40
Phoenix Aberdeen New Asia Series  ...............     45
Notes to Financial Statements  ..................     50


                              MONEY MARKET SERIES

INVESTMENT REVIEW

     Phoenix Edge Money Market Series continued to perform well during this six-month reporting period. As of June 30, 1997, the seven-day current yield was 5.13% compared with the 4.97% IBC Money Fund Average as reported in IBC's Money Fund Report.* Current yield is a seven-day annualized yield computed by dividing the average net income earned per share during the seven days preceding the date of calculation by the average daily net asset value per share for the same period, multiplied by 365.

     The fixed-income market experienced significant swings in interest rates during the first half of 1997. The first quarter was dominated by strong economic growth, strong payroll numbers and strong consumer confidence data. The Federal Reserve's decision to tighten monetary policy in late March was long-awaited and much debated. In the second quarter economic releases began to support a slower growth scenario, while the inflation environment remained contained. High cash levels in the short-term market and lack of new issues, as well as the unlikelihood of a further Fed tightening of monetary policy, caused interest rates to fall.

     The Fund's average maturity was kept slightly shorter during the first three months of the year as a defensive strategy. In the second quarter, we gradually lengthened the average maturity to neutral so that the Fund would be well-positioned should rates move in either direction. We continued to emphasize high-quality commercial paper and variable-rate instruments to enhance yield. The average credit quality remains A1/P1.


OUTLOOK

     Looking forward, we continue to anticipate a volatile fixed-income market. Recent economic data has supported a slowdown in activity, but many key areas remain quite strong. Resurgence of economic activity, especially in consumer-related segments, is likely to place the market on alert for higher interest rates.

     Our emphasis will continue to be credit quality, focusing on higher yielding issues, such as commercial paper and variable-rate instruments. Given the uncertainty in the market, we will maintain a neutral position and be monitoring any movement in rates or shifts in yield spreads to identify attractive trading opportunities.












*The IBC Money Fund Average is an average of "first tier" taxable money-market funds as reported in IBC's Money Fund Report.

                              MONEY MARKET SERIES

                            SCHEDULE OF INVESTMENTS
                                 June 30, 1997
                                  (Unaudited)


FACE
VALUE                                                                 INTEREST     MATURITY
(000)                                        DESCRIPTION                RATE         DATE          VALUE
---------------------------------   -------------------------------   ----------   ----------   ------------
FEDERAL AGENCY SECURITIES--7.2%
$1,500                              Federal Home Loan Banks   ......   5.69%       11/20/97       $ 1,500,000
 3,000                              Federal Home Loan Banks   ......   5.78        01/28/98         3,000,000
 2,000                              Federal Home Loan Banks   ......   5.79        01/28/98         2,000,000
 2,500                              Student Loan Marketing Assoc.      6.00        06/30/98         2,500,000
                                                                                                 ------------
TOTAL FEDERAL AGENCY SECURITIES   ............................................................      9,000,000
                                                                                                 ------------
                                                                                    RESET
                                                                                    DATE
                                                                                   -------
FEDERAL AGENCY SECURITIES--VARIABLE (b)--13.0%
 3,500                              Federal Farm Credit Banks (final   5.41        07/01/97         3,500,000
                                    maturity 4/1/99)
 4,500                              Federal Farm Credit Banks (final   5.79        07/01/97         4,501,555
                                    maturity 7/24/00)
 1,600                              Student Loan Marketing Assoc.      5.24        07/01/97         1,600,293
                                    (final maturity 10/30/97)
 1,500                              Student Loan Marketing Assoc.      5.26        07/01/97         1,498,924
                                    (final maturity 11/10/98)
 2,500                              Student Loan Marketing Assoc.      5.24        07/01/97         2,500,000
                                    (final maturity 11/24/97)
 1,000                              Student Loan Marketing Assoc.      5.27        07/01/97         1,000,000
                                    (final maturity 2/22/99)
 1,650                              Federal National Mortgage Assoc.   5.29        09/14/97         1,648,685
                                    (final maturity 12/14/98)                                    ------------
 TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                                                         16,249,457
                                                                                                 ------------


                                                             STANDARD
                                                             & POOR'S              MATURITY
                                                             RATING                  DATE
                                                             ----------            ----------
COMMERCIAL PAPER--79.4%
 $2,000    AlliedSignal, Inc.  ...........................     A-1        5.70     07/01/97       2,000,000
  1,500    Asset Securitization Cooperative Corp.   ......     A-1+       5.62     07/01/97       1,500,000
  2,800    Donnelley (R.R.) & Sons Co.  ..................     A-1        6.25     07/01/97       2,800,000
  3,030    International Lease Finance Corp.  ............     A-1        5.54     07/03/97       3,029,067
    435    AlliedSignal, Inc.  ...........................     A-1        5.52     07/07/97         434,600
  1,765    AlliedSignal, Inc.  ...........................     A-1        5.56     07/07/97       1,763,364
  2,500    Donnelley (R.R.) & Sons Co.  ..................     A-1        5.52     07/07/97       2,497,700
  1,815    Southwestern Bell Telephone Co.    ............     A-1+       5.50     07/07/97       1,813,336
  1,507    Southwestern Bell Telephone Co.    ............     A-1+       5.53     07/07/97       1,505,611
  2,000    Warner-Lambert Co.  ...........................     A-1+       5.50     07/07/97       1,998,167
    515    Warner-Lambert Co.  ...........................     A-1+       5.55     07/07/97         514,524
    210    Du Pont (E.I.) de Nemours & Co.    ............     A-1+       5.60     07/08/97         209,771
  2,000    Goldman Sachs & Co.    ........................     A-1+       5.65     07/08/97       1,997,803
    560    Du Pont (E.I.) de Nemours & Co.    ............     A-1+       5.52     07/09/97         559,313
    225    Pitney Bowes Credit Corp.    ..................     A-1+       5.60     07/09/97         224,720
  1,850    Preferred Receivables Funding Corp.   .........     A-1        5.65     07/09/97       1,847,677
    750    Coca-Cola Co.    ..............................     A-1+       5.50     07/10/97         748,969
  1,500    Corporate Asset Funding Co., Inc.  ............     A-1+       5.60     07/10/97       1,497,900
    400    Du Pont (E.I.) de Nemours & Co.    ............     A-1+       5.55     07/10/97         399,445
  1,000    Beta Finance, Inc.  ...........................     A-1+       5.60     07/11/97         998,444
  2,500    Cargill, Inc.    ..............................     A-1+       5.54     07/14/97       2,494,999
  1,800    Heinz (H.J.) Co.    ...........................     A-1        5.60     07/14/97       1,796,360
    750    Preferred Receivables Funding Corp.   .........     A-1        5.57     07/14/97         748,491
  1,655    Private Export Funding Corp.    ...............     A-1+       5.35     07/14/97       1,651,695
  1,295    Private Export Funding Corp.    ...............     A-1+       5.56     07/14/97       1,292,400
  1,500    Exxon Imperial U.S., Inc.    ..................     A-1+       5.55     07/15/97       1,496,763
  1,000    Greenwich Funding Corp.   .....................     A-1+       5.58     07/15/97         997,830
    970    Receivables Capital Corp.    ..................     A-1        5.57     07/15/97         967,899
  2,275    Potomac Electric Power Co.   ..................     A-1        5.52     07/17/97       2,269,419
  1,000    Asset Securitization Cooperative Corp.   ......     A-1+       5.57     07/18/97         997,370
  2,970    Merrill Lynch & Co., Inc.    ..................     A-1+       5.55     07/18/97       2,962,216
    600    Receivables Capital Corp.    ..................     A-1        5.56     07/18/97         598,425
    500    Corporate Receivables Corp.  ..................     A-1        5.67     07/21/97         498,425
  3,500    General Electric Capital Corp.  ...............     A-1+       5.55     07/22/97       3,500,000
  2,000    Asset Securitization Cooperative Corp.   ......     A-1+       5.55     07/25/97       1,992,600
  4,380    Private Export Funding Corp.    ...............     A-1+       5.61     07/28/97       4,361,571
  2,000    General Electric Capital Corp.  ...............     A-1+       5.55     07/29/97       2,000,000
  1,000    Greenwich Funding Corp.   .....................     A-1+       5.58     07/31/97         995,350
    400    Enterprise Funding Corp.  .....................     A-1+       5.58     08/01/97         398,078
  2,000    Preferred Receivables Funding Corp.   .........     A-1        5.58     08/04/97       1,989,460
  1,640    Ciesco L.P.   .................................     A-1+       5.60     08/05/97       1,631,071
  1,500    Receivables Capital Corp.    ..................     A-1        5.62     08/08/97       1,491,102
  1,000    Beta Finance, Inc.  ...........................     A-1+       5.80     08/14/97       1,000,000
    600    Preferred Receivables Funding Corp.   .........     A-1        5.60     08/14/97         595,893

                       See Notes to Financial Statements

                              MONEY MARKET SERIES


FACE                                                                        STANDARD
VALUE                                                                       & POOR'S   INTEREST   MATURITY
(000)                                      DESCRIPTION                       RATING      RATE       DATE            VALUE
----------------------------- -------------------------------------------- ---------- ---------- ---------- ---------------------
COMMERCIAL PAPER--continued
$2,000                        Corporate Receivables Corp.  ...............   A-1        5.68%    08/18/97     $     1,984,853
   250                        Enterprise Funding Corp.  ..................   A-1+       5.71     08/20/97             248,017
 2,125                        Beta Finance, Inc.  ........................   A-1+       5.30     08/26/97           2,107,481
 3,000                        Pitney Bowes Credit Corp.    ...............   A-1+       5.60     08/27/97           2,973,400
 1,000                        Cargill, Inc.    ...........................   A-1+       5.38     09/03/97             990,436
 1,900                        CXC, Inc.  .................................   A-1+       5.60     09/10/97           1,879,016
 1,135                        Beta Finance, Inc.  ........................   A-1+       5.67     09/12/97           1,121,950
 1,500                        Schering Corp.   ...........................   A-1+       5.65     09/16/97           1,481,873
 2,410                        Greenwich Funding Corp.   ..................   A-1+       5.60     09/22/97           2,378,884
 1,750                        Greenwich Funding Corp.   ..................   A-1+       5.65     09/22/97           1,727,204
 1,500                        Corporate Asset Funding Co. Inc.   .........   A-1+       5.75     10/08/97           1,476,281
 3,000                        Goldman Sachs & Co.    .....................   A-1+       5.61     10/09/97           2,953,250
 1,000                        Corporate Receivables Corp.  ...............   A-1        5.75     10/24/97             981,632
 1,000                        Beta Finance, Inc.  ........................   A-1+       5.65     10/27/97             981,481
   500                        Preferred Receivables Funding Corp.   ......   A-1        5.80     11/03/97             489,931
 2,000                        Enterprise Funding Corp.  ..................   A-1+       5.73     11/13/97           1,957,025
 2,000                        Corporate Receivables Corp.  ...............   A-1        5.35     11/14/97           1,959,578
 1,000                        Pitney Bowes Credit Corp.    ...............   A-1+       5.65     11/17/97             978,185
 1,428                        Enterprise Funding Corp.  ..................   A-1+       5.71     11/25/97           1,394,705
 2,000                        Enterprise Funding Corp.  ..................   A-1+       5.69     02/27/98           1,923,816
                                                                                                              -----------------
TOTAL COMMERCIAL PAPER   .................................................................................         99,056,826
                                                                                                              -----------------
TOTAL INVESTMENTS--99.6%
 (Identified cost $124,306,283)   ........................................................................        124,306,283(a)
 Cash and receivables, less liabilities--0.4%    .........................................................            428,237
                                                                                                              -----------------
NET ASSETS--100.0%    ....................................................................................    $   124,734,520
                                                                                                              =================

(a) Federal Income Tax Information: At June 30, 1997, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable rate demand notes. The interest rates shown reflect the rate currently in effect. The maturity dates shown reflect the next interest rate reset dates.

                       See Notes to Financial Statements

                              MONEY MARKET SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997
(Unaudited)


Assets
Investment securities at value (Identified cost $124,306,283) ..................... $124,306,283
Cash    ...........................................................................      494,223
Receivables
 Interest  ........................................................................      380,795
                                                                                    -------------
  Total assets   ..................................................................  125,181,301
                                                                                    -------------
Liabilities
Payables
 Fund shares repurchased  .........................................................      352,322
 Investment advisory fee  .........................................................       40,919
 Financial agent fee   ............................................................        6,138
 Trustees' fee   ..................................................................        3,887
 Accrued expenses   ...............................................................       43,515
                                                                                    -------------
  Total liabilities    ............................................................      446,781
                                                                                    -------------
Net Assets    ..................................................................... $124,734,520
                                                                                    =============
Net Assets Consist of:
 Capital paid in on shares of beneficial interest    .............................. $124,734,517
 Undistributed net investment income  .............................................            3
                                                                                    -------------
Net Assets    ..................................................................... $124,734,520
                                                                                    =============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ..   12,473,451
                                                                                    =============
Net asset value and offering price per share   ....................................       $10.00
                                                                                    =============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(Unaudited)


Investment Income
 Interest    ................................................     $ 3,487,254
                                                                 ------------
  Total investment income   .................................       3,487,254
                                                                 ------------
Expenses
 Investment advisory fee    .................................         251,344
 Financial agent fee  .......................................          37,702
 Printing    ................................................          14,400
 Professional   .............................................          11,389
 Trustees    ................................................           9,872
 Custodian   ................................................           8,200
 Miscellaneous  .............................................           3,782
                                                                 ------------
  Total expenses   ..........................................         336,689
                                                                 ------------
Net investment income    ....................................       3,150,565
                                                                 ------------
Net increase in net assets resulting from operations   ......     $ 3,150,565
                                                                 ============


                       See Notes to Financial Statements

                              MONEY MARKET SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                      Six Months
                                                                                         Ended
                                                                                     June 30, 1997        Year Ended
                                                                                      (Unaudited)       December 31, 1996
                                                                                     ----------------   ------------------
From Operations
 Net investment income   .........................................................   $   3,150,565       $    5,274,565
                                                                                     --------------      --------------
 Net increase in net assets resulting from operations  ...........................       3,150,565            5,274,565
                                                                                     --------------      --------------
From Distributions to Shareholders
 Net investment income   .........................................................      (3,150,565)          (5,303,654)
                                                                                     --------------      --------------
 Decrease in net assets from distributions to shareholders   .....................      (3,150,565)          (5,303,654)
                                                                                     --------------      --------------
From Share Transactions
 Proceeds from sales of shares (16,252,189 and 31,500,976 shares, respectively)        162,521,888          315,009,761
 Net asset value of shares issued from reinvestment of distributions
  (315,056 and 530,365 shares, respectively)  ....................................       3,150,565            5,303,654
 Cost of shares repurchased (17,229,932 and 29,186,637 shares, respectively)   ...    (172,299,339)        (291,866,357)
                                                                                     --------------      --------------
 Increase (decrease) in net assets from share transactions   .....................      (6,626,886)          28,447,058
                                                                                     --------------      --------------
 Net increase (decrease) in net assets  ..........................................      (6,626,886)          28,417,969
Net Assets
 Beginning of period  ............................................................     131,361,406          102,943,437
                                                                                     --------------      --------------
 End of period (including undistributed net investment income of $3 and
  $3, respectively)   ............................................................   $ 124,734,520       $  131,361,406
                                                                                     ==============      ==============

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                                  Six Months
                                                     Ended
                                                    6/30/97
                                                (Unaudited)
                                                ----------------
Net asset value, beginning of period  .........  $    10.00
Income from investment operations
 Net investment income    .....................        0.25
                                                 ----------
  Total from investment operations    .........        0.25
                                                 ----------
Less distributions
  Dividends from net investment income   ......       (0.25)
                                                 ----------
   Total distributions    .....................       (0.25)
                                                 ----------
Net asset value, end of period  ...............  $    10.00
                                                 ==========
Total return  .................................        2.48%(4)
Ratios/supplemental data:
Net assets, end of period (thousands)    ......  $  124,735
Ratio to average net assets of:
 Operating expenses    ........................        0.54%(3)
 Net investment income    .....................        5.01%(3)



                                                                       Year ended December 31,
                                                   1996           1995           1994           1993          1992
                                                ------------ --------------- -------------- -------------- -----------
Net asset value, beginning of period  .........  $  10.00    $    10.00       $  10.00       $  10.00       $  10.00
Income from investment operations
 Net investment income    .....................      0.50          0.56           0.38(1)        0.28(1)        0.35
                                                 --------    ----------       ---------      ---------      --------
  Total from investment operations    .........      0.50          0.56           0.38           0.28           0.35
                                                 --------    ----------       ---------      ---------      --------
Less distributions
  Dividends from net investment income   ......     (0.50)        (0.56)         (0.38)         (0.28)         (0.35)
                                                 --------    ----------       ---------      ---------      --------
   Total distributions    .....................     (0.50)        (0.56)         (0.38)         (0.28)         (0.35)
                                                 --------    ----------       ---------      ---------      --------
Net asset value, end of period  ...............  $  10.00    $    10.00       $  10.00       $  10.00       $  10.00
                                                 ========    ==========       =========      =========      ========
Total return  .................................      4.98%         5.55%          3.77%          2.80%          3.50%
Ratios/supplemental data:
Net assets, end of period (thousands)    ......  $131,361    $  102,943       $ 94,586       $ 72,946       $ 69,962
Ratio to average net assets of:
 Operating expenses    ........................      0.55%         0.53%(2)       0.55%          0.55%          0.50%
 Net investment income    .....................      4.89%         5.57%          3.85%          2.84%          3.49%

(1) Includes reimbursement of operating expenses by investment adviser of $0.003 and $0.01 per share, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Annualized
(4) Not annualized

                       See Notes to Financial Statements

                                 GROWTH SERIES

INVESTMENT REVIEW

     For the six months ended June 30, 1997, Phoenix Edge Growth Series returned 9.81% compared with a return of 13.85% for a peer group of 684 growth funds in the variable annuity category, according to Lipper Analytical Services, Inc. The S&P 500 Stock Index* was up 20.53% over the same period. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     The strong performance of market indices, such as the S&P 500, continued over the reporting period--a result of the narrowing that has occurred in the market as an ever decreasing group of large-capitalization companies drove index performance while the majority of stocks lagged. This trend has been fueled, in large part, by investor concerns over the sustainability of corporate earnings trends as well as uncertainty over the direction of interest rates.

     The market's focus on larger companies has detracted from the Fund's relative performance. While many large-cap stocks are held in the portfolio, the Fund also contains many mid-cap stocks with rapid growth prospects, which the market has yet to recognize.

     Over the reporting period, the Fund benefited from holdings in steady growth sectors, such as consumer staples, financial services and health-care. Our holdings in technology and other economically sensitive areas, including basic materials and capital goods, held back performance. Energy stocks had mixed results, beginning the period with a strong surge, then weakening in the poor seasonal February and March time frame, before rallying during the second quarter.


OUTLOOK

     Looking ahead, we believe that the equity market will continue to be buffeted by increased volatility. As the economy matures, the ability of companies to generate abundant earnings growth will become more difficult.

     The Fund's goal is to invest in companies that can continue to exhibit relatively strong growth in a more challenging environment. We believe good growth trends are available in health-care, financial services and technology and have overweighted the portfolio in these sectors. We have also added selected consumer staples stocks.











* The S&P 500 Stock Index is an unmanaged, commonly used measure of total return stock performance.

                                 GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                                 June 30, 1997
                                  (Unaudited)



                                                    SHARES          VALUE
                                                    ----------- ---------------
COMMON STOCKS--81.4%
Banks--4.5%
  Ahmanson (H.F.) & Co.    ........................     464,400   $   19,969,200
  Banc One Corp.  .................................     298,000       14,434,375
  Chase Manhattan Corp.    ........................     190,300       18,470,994
  Republic New York Corp.  ........................      79,800        8,578,500
                                                                 ---------------
                                                                      61,453,069
                                                                 ---------------
Chemical--Specialty--1.0%
  Praxair, Inc.   .................................     247,900       13,882,400
                                                                 ---------------
Computer Software & Services--1.5%
  Adaptec, Inc. (b)  ..............................     333,300       11,582,175
  HBO & Co.    ....................................     130,900        9,015,737
  Sterling Commerce, Inc. (b)    ..................           1               33
                                                                 ---------------
                                                                      20,597,945
                                                                 ---------------
Conglomerates--2.0%
  Tyco International Ltd.  ........................     385,700       26,830,256
                                                                 ---------------
Cosmetics & Soaps--2.2%
  Colgate-Palmolive Co.    ........................     463,000       30,210,750
                                                                 ---------------
Diversified Financial Services--4.0%
  American Express Co.  ...........................     229,400       17,090,300
  Conseco, Inc.   .................................   1,025,700       37,950,900
                                                                 ---------------
                                                                      55,041,200
                                                                 ---------------
Electronics--1.7%
  Intel Corp.  ....................................     167,600       23,767,775
                                                                 ---------------
Healthcare--Diversified--1.2%
  American Home Products Corp.   ..................     210,600       16,110,900
                                                                 ---------------
Healthcare--Drugs--3.6%
  Eli Lilly & Co.    ..............................     219,800       24,026,888
  Pfizer, Inc.    .................................     213,300       25,489,350
                                                                 ---------------
                                                                      49,516,238
                                                                 ---------------
Hospital Management & Services--6.7%
  Genesis Health Ventures, Inc. (b)    ............     386,500       13,044,375
  Health Management Association, Inc. Class A (b)       316,200        9,011,700
  HEALTHSOUTH Corp. (b)    ........................     944,100       23,543,494
  Oxford Health Plans (b)  ........................     257,400       18,468,450
  Pacificare Health Systems, Inc. Class B (b)   ...      97,900        6,253,362
  Tenet Healthcare Corp. (b)  .....................     738,400       21,828,950
                                                                 ---------------
                                                                      92,150,331
                                                                 ---------------
Insurance--3.9%
  Aetna, Inc.  ....................................     364,600       37,325,925
  Allstate Corp.  .................................     212,400       15,505,200
                                                                 ---------------
                                                                      52,831,125
                                                                 ---------------
Lodging & Restaurants--1.1%
  Wendy's International, Inc.    ..................     588,800       15,272,000
                                                                 ---------------
Medical Products & Supplies--2.6%
  Johnson & Johnson  ..............................     555,500       35,760,313
                                                                 ---------------
Natural Gas--2.2%
  Sonat, Inc.  ....................................     587,000       30,083,750
                                                                 ---------------
Office & Business Equipment--5.0%
  Compaq Computer Corp. (b)   .....................     331,000       32,851,750
  EMC Corp. (b)   .................................     553,700       21,594,300
  Gateway 2000, Inc. (b)   ........................     408,400       13,247,475
                                                                 ---------------
                                                                      67,693,525
                                                                 ---------------
Oil--2.8%
  Texaco, Inc.    .................................     238,000       25,882,500
  Unocal Corp.    .................................     314,800       12,218,175
                                                                 ---------------
                                                                      38,100,675
                                                                 ---------------


                                                    SHARES          VALUE
                                                    ----------- ---------------
Oil Service & Equipment--2.0%
  Halliburton Co.    ..............................     175,000   $   13,868,750
  Schlumberger Ltd.  ..............................     110,000       13,750,000
                                                                 ---------------
                                                                      27,618,750
                                                                 ---------------
Paper & Forest Products--1.8%
  Kimberly Clark Corp.  ...........................     483,900       24,074,025
                                                                 ---------------
Pollution Control--3.4%
  U.S. Filter Corp. (b)    ........................     425,800       11,603,050
  U.S.A. Waste Services, Inc. (b)   ...............     436,500       16,859,812
  United Waste Systems, Inc. (b)    ...............     434,100       17,798,100
                                                                 ---------------
                                                                      46,260,962
                                                                 ---------------
Professional Services--1.0%
  HFS, Inc. (b)   .................................     236,000       13,688,000
                                                                 ---------------
Retail--6.3%
  Home Depot, Inc.   ..............................     762,800       52,585,525
  Lowe's Companies, Inc.   ........................     353,400       13,119,975
  Staples, Inc. (b)  ..............................     873,600       20,311,200
                                                                 ---------------
                                                                      86,016,700
                                                                 ---------------
Retail--Drugs--2.6%
  Rite Aid Corp.  .................................     702,700       35,047,163
                                                                 ---------------
Retail--Food--4.4%
  Safeway, Inc. (b)  ..............................     853,600       39,372,300
  Sysco Corp.  ....................................     557,600       20,352,400
                                                                 ---------------
                                                                      59,724,700
                                                                 ---------------
Telecommunications Equipment--6.0%
  Andrew Corp. (b)   ..............................     395,400       11,120,625
  Ascend Communications, Inc. (b)   ...............     255,700       10,068,187
  Cisco Systems, Inc. (b)  ........................     534,800       35,898,450
  Newbridge Networks Corp. (b)   ..................     581,800       25,308,300
                                                                 ---------------
                                                                      82,395,562
                                                                 ---------------
Tobacco--3.8%
  Philip Morris Companies, Inc.  ..................   1,173,600       52,078,500
                                                                 ---------------
Utility--Telephone--4.1%
  LCI International, Inc. (b)    ..................   1,461,600       31,972,500
  WorldCom, Inc. (b)    ...........................     744,800       23,833,600
                                                                 ---------------
                                                                      55,806,100
                                                                 ---------------
TOTAL COMMON STOCKS
  (Identified cost $1,012,089,061)  ...........................    1,112,012,714
                                                                 ---------------
FOREIGN COMMON STOCKS--12.0%
Electronics--2.0%
  Philips Electronics NV ADR (Netherlands)   ......     381,000       27,384,375
                                                                 ---------------
Healthcare--Drugs--2.3%
  SmithKline Beecham PLC Sponsored ADR
    (United Kingdom) (b)   ........................     345,800       31,683,925
                                                                 ---------------
Oil--1.5%
  Total Compagnie Francaise Des Petroles ADR
    (France)   ....................................     397,700       20,133,563
                                                                 ---------------
Oil Service & Equipment--2.4%
  Elf Aquitane Sponsored ADR (France)  ............     595,900       32,439,306
                                                                 ---------------
Pipelines--1.1%
  Eni Spa (Italy) (b)   ...........................   2,675,000       15,140,500
                                                                 ---------------
Telecommunications Equipment--2.7%
  Oy Nokia Corp. Sponsored ADR (Finland)  .........     502,100       37,029,875
                                                                 ---------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $141,414,318) ..............................      163,811,544
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--93.4%
  (Identified cost $1,153,503,379)  ...........................    1,275,824,258
                                                                 ---------------


                       See Notes to Financial Statements

                                 GROWTH SERIES


                                                    STANDARD     PAR
                                                    & POOR'S    VALUE
                                                     RATING     (000)            VALUE
                                                    ---------- --------- -----------------------
SHORT-TERM OBLIGATIONS--7.5%
Commercial Paper--6.6%
  Mobil Corp. 6.25%, 7-1-97   .....................   A-1+      $18,550    $     18,550,000
  Donnelley (R.R.) & Sons Co. 5.52%,
    7-7-97  .......................................   A-1           985             984,094
  Donnelley (R.R.) & Sons Co. 5.55%,
    7-7-97  .......................................   A-1         1,665           1,663,460
  Southwestern Bell Telephone Co.
    5.50%, 7-7-97    ..............................   A-1+        5,925           5,919,568
  Southwestern Bell Telephone Co.
    5.65%, 7-7-97    ..............................   A-1+        1,060           1,059,002
  General Electric Capital Corp. 5.62%,
    7-8-97  .......................................   A-1+        7,500           7,500,000
  Enterprise Funding Corp. 5.60%,
    7-10-97 .......................................   A-1+        3,366           3,361,288
  Heinz (H.J.) Co. 5.57%, 7-14-97   ...............   A-1         4,570           4,560,808
  Preferred Receivables Funding Corp.
    5.57%, 7-14-97   ..............................   A-1           310             309,376
  Private Export Funding Corp. 5.56%,
    7-14-97    ....................................   A-1+          765             763,464
  Private Export Funding Corp. 5.57%,
    7-14-97 .......................................   A-1+        3,160           3,153,132
  Goldman Sachs & Co. 5.57%, 7-15-97  .............   A-1+        1,755           1,751,198
  General Electric Capital Corp. 5.60%,
    7-17-97    ....................................   A-1+        3,000           2,991,890
  General Electric Co. 5.60%, 7-17-97  ............   A-1+       11,645          11,616,017
  Kellogg Co. 5.55%, 7-18-97  .....................   A-1+          390             388,978
  Du Pont (E.I.) de Nemours & Co.
    5.52%, 7-21-97   ..............................   A-1+        2,060           2,053,683


                                                    STANDARD     PAR
                                                    & POOR'S    VALUE
                                                     RATING     (000)            VALUE
                                                    ---------- --------- -----------------------
Commercial Paper--continued
  Private Export Funding Corp. 5.61%,
    7-28-97    ....................................   A-1+       $ 5,000    $      4,978,426
  General Electric Capital Corp. 5.55%,
    7-31-97    ....................................   A-1+         2,250           2,239,594
  Ciesco L.P. 5.60%, 8-5-97   .....................   A-1+           718             713,979
  Receivables Capital Corp. 5.62%,
    8-8-97  .......................................   A-1          7,500           7,455,508
  Cargill, Inc. 5.55%, 9-5-97    ..................   A-1+           200             197,934
  Beta Finance, Inc. 5.55%, 9-12-97    ............   A-1+         1,115           1,102,278
  Schering Corp. 5.65%, 9-16-97  ..................   A-1+         2,390           2,361,272
  Goldman Sachs & Co. 5.55%, 10-9-97 ..............   A-1+         1,045           1,028,698
  Corporate Receivables Corp. 5.75%,
    10-24-97   ....................................   A-1          3,250           3,191,370
                                                                            -----------------
                                                                                  89,895,017
                                                                            -----------------
Federal Agency Securities--0.9%
  Federal Farm Credit Banks 5.55%,
    7-1-97  .......................................               10,000           9,999,969
  Student Loan Marketing Assoc. 6%,
    6-30-98    ....................................                2,500           2,500,675
                                                                            -----------------
                                                                                  12,500,644
                                                                            -----------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $102,395,997)  ..................                              102,395,661
                                                                            -----------------
TOTAL INVESTMENTS--100.9%
 (Identified cost $1,255,899,376)   ...............                            1,378,219,919(a)
 Cash and receivables, less liabilities--(0.9%) ...                              (12,956,056)
                                                                            -----------------
NET ASSETS--100.0%   ..............................                         $  1,365,263,863
                                                                            =================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $142,132,103 and gross depreciation of $19,811,560 for income tax purposes. At June 30, 1997, the aggregate cost of securities for federal income tax purposes was $1,255,899,376.
(b) Non-income producing.

                       See Notes to Financial Statements

                                 GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997
(Unaudited)


Assets
Investment securities at value (Identified cost $1,255,899,376) .................. $1,378,219,919
Cash   ...........................................................................          2,577
Receivables
 Investment securities sold    ...................................................     25,793,617
 Dividends and interest  .........................................................      1,616,252
 Fund shares sold  ...............................................................        175,209
                                                                                   ---------------
  Total assets  ..................................................................  1,405,807,574
                                                                                   ---------------
Liabilities
Payables
 Investment securities purchased  ................................................     39,623,075
 Investment advisory fee    ......................................................        699,597
 Financial agent fee  ............................................................         66,877
 Trustees' fee  ..................................................................          3,830
 Accrued expenses  ...............................................................        150,332
                                                                                   ---------------
  Total liabilities   ............................................................     40,543,711
                                                                                   ---------------
Net Assets   ..................................................................... $1,365,263,863
                                                                                   ===============
Net Assets Consist of:
 Capital paid in on shares of beneficial interest   .............................. $1,170,060,307
 Undistributed net investment income    ..........................................         75,845
 Accumulated net realized gain    ................................................     72,807,168
 Net unrealized appreciation   ...................................................    122,320,543
                                                                                   ---------------
Net Assets   ..................................................................... $1,365,263,863
                                                                                   ===============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization       70,131,002
                                                                                   ===============
Net asset value and offering price per share  ....................................         $19.47
                                                                                   ===============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(Unaudited)


Investment Income
 Dividends   .........................................................  $  6,663,003
 Interest    .........................................................     3,789,316
                                                                        ------------
  Total investment income   ..........................................    10,452,319
                                                                        ------------
Expenses
 Investment advisory fee    ..........................................     4,029,178
 Financial agent fee  ................................................       384,322
 Printing    .........................................................        70,328
 Custodian   .........................................................        25,000
 Professional   ......................................................        16,908
 Trustees    .........................................................        10,872
 Miscellaneous  ......................................................        16,477
                                                                        ------------
  Total expenses   ...................................................     4,553,085
                                                                        ------------
Net investment income    .............................................     5,899,234
                                                                        ------------
Net Realized and Unrealized Gain (Loss) on Investments
 Net realized gain on securities  ....................................    73,683,766
 Net realized loss on foreign currency transactions    ...............       (55,537)
 Net change in unrealized appreciation (depreciation) on investments      41,570,427
                                                                        ------------
Net gain on investments  .............................................   115,198,656
                                                                        ------------
Net increase in net assets resulting from operations   ...............  $121,097,890
                                                                        ============


                       See Notes to Financial Statements

                                 GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Six Months
                                                                                        Ended
                                                                                    June 30, 1997        Year Ended
                                                                                     (Unaudited)       December 31, 1996
                                                                                    ----------------   ------------------
From Operations
 Net investment income  .........................................................   $   5,899,234       $   11,543,617
 Net realized gain   ............................................................      73,628,229          151,631,180
 Net change in unrealized appreciation (depreciation)    ........................      41,570,427          (28,811,458)
                                                                                    --------------      --------------
 Net increase in net assets resulting from operations    ........................     121,097,890          134,363,339
                                                                                    --------------      --------------
From Distributions to Shareholders
 Net investment income  .........................................................      (6,562,743)         (10,973,300)
 Net realized gains  ............................................................     (77,550,466)         (82,322,855)
                                                                                    --------------      --------------
 Decrease in net assets from distributions to shareholders  .....................     (84,113,209)         (93,296,155)
                                                                                    --------------      --------------
From Share Transactions
 Proceeds from sales of shares (6,569,991 and 16,369,935 shares, respectively)        129,331,821          309,035,692
 Net asset value of shares issued from reinvestment of distributions
  (4,320,484 and 4,853,881 shares, respectively)   ..............................      84,113,209           93,296,155
 Cost of shares repurchased (6,150,393 and 10,173,971 shares, respectively)   ...    (120,560,381)        (193,393,445)
                                                                                    --------------      --------------
 Increase in net assets from share transactions    ..............................      92,884,649          208,938,402
                                                                                    --------------      --------------
 Net increase in net assets   ...................................................     129,869,330          250,005,586
Net Assets
 Beginning of period    .........................................................   1,235,394,533          985,388,947
                                                                                    --------------      --------------
 End of period (including undistributed net investment income of $75,845 and
  $739,354, respectively)  ......................................................   $1,365,263,863      $1,235,394,533
                                                                                    ==============      ==============

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)


                                                  Six Months
                                                     Ended
                                                    6/30/97
                                                 (Unaudited)
                                               ------------------
Net asset value, beginning of period    ......   $    18.89
Income from investment operations
 Net investment income   .....................         0.09
 Net realized and unrealized gain    .........         1.77
                                                 ----------
  Total from investment operations   .........         1.86
                                                 ----------
Less distributions
 Dividends from net investment income   ......        (0.10)
 Dividends from net realized gains   .........        (1.18)
                                                 ----------
  Total distributions    .....................        (1.28)
                                                 ----------
Change in net asset value   ..................         0.58
                                                 ----------
Net asset value, end of period    ............   $    19.47
                                                 ==========
Total return    ..............................         9.81%(6)
Ratios/supplemental data:
Net assets, end of period (thousands)   ......   $1,365,264
Ratio to average net assets of:
 Operating expenses   ........................         0.71%(5)
 Net investment income   .....................         0.92%(5)
Portfolio turnover rate  .....................          186%(6)
Average commission rate paid(4)   ............   $   0.0501



                                                                            Year Ended December 31,
                                                   1996            1995               1994              1993           1992
                                               -------------- ---------------- -------------------- -------------- --------------
Net asset value, beginning of period    ......  $    18.13    $15.69           $  16.59              $  15.01       $  14.43
Income from investment operations
 Net investment income   .....................        0.19    0.20                0.23(1)(3)            0.16(3)        0.22(3)
 Net realized and unrealized gain    .........        2.10    4.60                0.02                  2.77           1.25
                                                ----------    ---------        -----------           ----------     ----------
  Total from investment operations   .........        2.29    4.80                0.25                  2.93           1.47
                                                ----------    ---------        -----------           ----------     ----------
Less distributions
 Dividends from net investment income   ......       (0.18)   (0.17)             (0.23)                (0.15)         (0.23)
 Dividends from net realized gains   .........       (1.35)   (2.19)             (0.92)                (1.20)         (0.66)
                                                ----------    ---------        -----------           ----------     ----------
  Total distributions    .....................       (1.53)   (2.36)             (1.15)                (1.35)         (0.89)
                                                ----------    ---------        -----------           ----------     ----------
Change in net asset value   ..................        0.76     2.44              (0.90)                 1.58           0.58
                                                ----------    ---------        -----------           ----------     ----------
Net asset value, end of period    ............  $    18.89    $18.13           $  15.69              $  16.59       $  15.01
                                                ==========    =========        ===========           ==========     ==========
Total return    ..............................       12.58%    30.85%              1.48%                19.69%         10.29%
Ratios/supplemental data:
Net assets, end of period (thousands)   ......  $1,235,395    $985,389         $616,221              $446,368       $245,565
Ratio to average net assets of:
 Operating expenses   ........................        0.72%   0.75%(2)            0.80%                 0.79%          0.50%
 Net investment income   .....................        1.03%   1.12%               1.38%                 0.97%          1.66%
Portfolio turnover rate  .....................         167%    173%                185%                  185%           214%
Average commission rate paid(4)   ............  $   0.0455     N/A                 N/A                   N/A            N/A


(1) Includes reimbursement of operating expenses by investment adviser of $0.003 per share.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Computed using average shares outstanding.
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(5) Annualized
(6) Not annualized

                       See Notes to Financial Statements

                        MULTI-SECTOR FIXED INCOME SERIES

INVESTMENT REVIEW

     The Phoenix Edge Multi-Sector Fixed Income Series continued to provide investors with above-average returns. For the six months ended June 30, 1997, the Fund was up 4.68% compared with a return of 3.09% for the Lehman Brothers Aggregate Bond Index.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Favorable market conditions prevailed as market participants benefited from lower volatility and solid fundamental credit conditions. Investors were well-rewarded for taking incremental credit risk. The more conservative fixed-income sectors, such as Treasuries and top-tier investment-grade corporate issues, generally lagged the overall market.

     The Fund's very strong performance over the last six months resulted from our emphasis on less traditional sectors of the fixed-income market. The emerging-market and domestic high-yield sectors continued to outperform all other fixed-income categories, and the Fund benefited from its exposure in these areas. Additionally, our decision to focus on high-yielding, non-agency mortgage-backed securities, rather than more conventional agency mortgage-backed issues, proved to be rewarding as these less efficient sectors continued to produce strong results.


OUTLOOK

     Given our outlook for moderate growth and benign inflation in the U.S., we will emphasize higher-rated credits within the domestic high-yield universe as we move into the later stages of the economic cycle. We will continue to take advantage of undervalued credits, focusing on oil and gas exploration and production companies, given the improving fundamentals in this sector.

     We also believe the emerging-market sector provides favorable opportunities for long-term appreciation. The focus has been on identifying emerging countries that are experiencing the types of improvements in their infrastructure associated with a better standard of living. Our research has led us to a number of rewarding investment opportunities in Central and Eastern Europe.











*The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of bond market total return performance.

                        MULTI-SECTOR FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS
                                 June 30, 1997
                                  (Unaudited)



                                                   MOODY'S     PAR
                                                     BOND     VALUE
                                                    RATING    (000)       VALUE
                                                   --------- -------- --------------
U.S. GOVERNMENT AND AGENCY SECURITIES--15.5%
U.S. Treasury Bonds--4.6%
  U.S. Treasury Bonds 6%, '26 (e)  ...............  Aaa      $7,500   $  6,710,153
  U.S. Treasury Bonds 6.625%, '27  ...............  Aaa         500        489,062
                                                                      -------------
                                                                         7,199,215
                                                                      -------------
U.S. Treasury Notes--3.1%
  U.S. Treasury Inflation Index Notes
    3.375%, '07 (d)(e)    ........................  Aaa       5,000      4,935,432
                                                                      -------------
Agency Mortgage-Backed Securities--5.6%
  FHLMC 7.50%, '18  ..............................  Aaa         148        148,168
  FNMA ACES 7.298%, '18 (e)  .....................  Aaa       7,000      7,105,000
  GNMA 8%, '06   .................................  Aaa         180        186,915
  GNMA 6.50%, '23-'26  ...........................  Aaa       1,506      1,442,666
                                                                      -------------
                                                                         8,882,749
                                                                      -------------
Agency Non Mortgage-Backed Securities--2.2%
  Overseas Private Investment Corp.
    6.58%, '01 (e)  ..............................  Aaa       3,500      3,473,400
                                                                      -------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
  (Identified cost $24,495,743) ....................................     24,490,796
                                                                       -------------
NON-CONVERTIBLE BONDS--45.8%
Asset-Backed Securities--6.0%
  Continental Airlines 144A 7.522%, '01 (b)         Ba        1,600      1,600,000
  Franchise Mortgage Acceptance Co. LLC
    Loan Receivables Trust 97-A, D 144A
    8.14%, '11 (b)  ..............................  BBB(c)      500        506,170
  Green Tree Financial Corp. 94-1, B2
    7.85%, '19   .................................  Baa       3,000      3,023,437
  Green Tree Financial Corp. 97-4, M1
    7.22%, '28   .................................  Aa        2,500      2,471,875
  Team Fleet Financing Corp. 96-1, B
    144A 7.10%, '02 (b)   ........................  BBB(c)    1,975      1,958,645
                                                                      -------------
                                                                         9,560,127
                                                                      -------------
Auto & Truck Parts--0.9%
  Titan Wheel International, Inc. 8.75%,
    '07    .......................................  B         1,400      1,428,000
                                                                      -------------
Building & Materials--0.5%
  Neenah Corp. 144A 11.125%, '07 (b)  ............  B           800        852,000
                                                                      -------------
Chemical--1.0%
  General Chemical, Inc. 9.25%, '03   ............  B         1,500      1,537,500
                                                                      -------------
Natural Gas--2.8%
  Forcenergy, Inc. 8.50%, '07   ..................  B         4,500      4,410,000
                                                                      -------------
Non-Agency Mortgage-Backed Securities--22.3%
  Equitable Life 174, D1 144A 7.77%,
    '06 (b)   ....................................  Baa       2,000      2,075,625
  FDIC REMIC Trust 96-C1, 1D 7.25%, '26             Baa       1,500      1,481,719
  First Chicago/Lennar Trust 97-CHL1, D
    144A 8.11%, '08 (b)   ........................  BB(c)     2,000      1,911,875
  G.E. Capital Mortgage Services, Inc.
    96-8, 2A5 7.50%, '26  ........................  AAA(c)      990        989,721
  Kidder Peabody Acceptance Corp.
    94-C2, D 7.18%, '05   ........................  BBB(c)      500        501,563
  Lehman Structured Securities Corp.
    96-1, E1 7.995%, '26  ........................  BBB(c)    2,407      2,465,172
  Morgan Stanley Capital Corp. I 96-WF1,
    C 144A 6.59%, '06 (b)    .....................  A         1,250      1,200,000


                                                   MOODY'S     PAR
                                                     BOND     VALUE
                                                    RATING    (000)       VALUE
                                                   --------- -------- --------------
Non-Agency Mortgage-Backed Securities--continued
  Mortgage Capital Funding, Inc. 96-MC2,
    D 7.257%, '06   ..............................  Baa      $2,000   $  1,994,375
  Residential Asset Securitization Trust
    96-A4, A13 7.50%, '26    .....................  AAA(c)    1,000        999,375
  Residential Asset Securitization Trust
    96-A8, A1 8%, '26  ...........................  AAA(c)    1,662      1,683,180
  Resolution Trust Corp. 92-C8, D
    8.835%, '23  .................................  Baa       1,871      1,928,188
  Resolution Trust Corp. 93-C3, A4
    6.55%, '24   .................................  Aaa         136        135,712
  Resolution Trust Corp. 95-C2, C 7%,
    '27    .......................................  A         1,824      1,813,124
  Resolution Trust Corp. 95-1, M2 7.50%,
    '28    .......................................  Aa        1,881      1,894,830
  Resolution Trust Corp. 95-2, M1 7.15%,
    '29    .......................................  Aa        1,536      1,531,165
  Resolution Trust Corp. 95-2, C1 7.45%,
    '29    .......................................  Baa       1,491      1,489,574
  Ryland Mortgage Securities Corp. III
    92-A, 1A 8.279%, '30  ........................  A-(c)       888        880,972
  Securitized Asset Sales, Inc. 95-6, B3
    144A 7%, '10 (b)   ...........................  NR        1,366      1,229,054
  Securitized Asset Sales, Inc. 95-A, M
    7.53%, '24   .................................  Aa        1,807      1,798,456
  Structured Asset Securities Corp.
    93-C1, B 6.60%, '24 (e)  .....................  A+(c)     2,250      2,152,443
  Structured Asset Securities Corp.
    95-C1, D 7.375%, '24 (e)    ..................  BBB(c)    2,000      1,998,125
  Structured Asset Securities Corp.
    95-C4, D 7%, '26 (e)  ........................  BBB(c)    1,900      1,856,656
  Structured Asset Securities Corp.
    96-C3, C 144A 7.375%, '30 (b)(e)  ............  BBB(c)    1,150      1,153,234
                                                                      -------------
                                                                        35,164,138
                                                                      -------------
Oil--5.0%
  Benton Oil & Gas Co. 11.625%, '03   ............  B         1,000      1,097,500
  Lomak Petroleum, Inc. 8.75%, '07    ............  B         1,750      1,732,500
  Ocean Energy, Inc. 144A 8.875%,
    '07 (b)   ....................................  B         3,000      3,000,000
  Snyder Oil Corp. 8.75%, '07   ..................  B         2,000      2,000,000
                                                                      -------------
                                                                         7,830,000
                                                                      -------------
Paper & Forest Products--0.6%
  Buckeye Cellulose Corp. 8.50%, '05  ............  Ba          950        963,063
                                                                      -------------
Publishing, Broadcasting, Printing & Cable--2.5%
  Cablevision Systems Corp. 9.875%, '23             B         1,000      1,050,000
  Hollinger International Publishing, Inc.
    9.25%, '07   .................................  B           650        664,625
  Poland Communications, Inc. 144A
    9.875%, '03 (b)    ...........................  B         2,200      2,213,750
                                                                      -------------
                                                                         3,928,375
                                                                      -------------
Retail--Food Service--0.0%
  ARA Services, Inc. 10.625%, '00  ...............  Baa          54         58,995
                                                                      -------------
Telecommunications--1.5%
  Call-Net Enterprises 0%, '04 (d)    ............  B         2,000      1,735,000
  Orion Network Systems, Inc. 0%,
    '07 (d)   ....................................  B         1,000        580,000
                                                                      -------------
                                                                         2,315,000
                                                                      -------------

                       See Notes to Financial Statements

                        MULTI-SECTOR FIXED INCOME SERIES




                                               MOODY'S     PAR
                                               BOND       VALUE
                                                RATING    (000)      VALUE
                                               --------- -------- -------------
Textile & Apparel--2.7%
  Westpoint Stevens, Inc. 9.375%, '05   ......  B        $4,000   $  4,205,000
                                                                  -------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified cost $71,360,258)   ..............................    72,252,198
                                                                   -------------
FOREIGN GOVERNMENT SECURITIES--7.0%
Dominican Republic--0.3%
  Dominican Republic PDI Bearer
    6.438%, '09 (d)   ........................  B+(c)       500        441,875
                                                                  -------------
Morocco--1.2%
  Morocco R&C Agreement Series A
    6.813%, '09 (d)   ........................  NR        2,000      1,827,500
                                                                  -------------
Philippines--0.8%
  Republic of Philippines 144A 8.75%,
    '16 (b)  .................................  Ba        1,301      1,314,173
                                                                  -------------
Poland--2.2%
  Poland PDI Bearer 4%, '14 (d)   ............  Baa       4,000      3,420,000
                                                                  -------------
Slovenia--0.1%
  Republic of Slovenia Series 1, 144A
    6.75%, '06 (b)(d)    .....................  A(c)        132        132,395
  Republic of Slovenia Series 2, 144A
    6.313%, '06 (b)(d)   .....................  A(c)         28         27,527
                                                                  -------------
                                                                       159,922
                                                                  -------------
Venezuela--2.4%
  Republic of Venezuela FLIRB A Euro
    6.75%, '07 (d)    ........................  Ba        2,857      2,660,714
  Republic of Venezuela NMB Series A
    6.875%, '05 (d)   ........................  Ba        1,250      1,167,187
                                                                  -------------
                                                                     3,827,901
                                                                  -------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $9,740,619) .................................    10,991,371
                                                                   -------------
FOREIGN NON-CONVERTIBLE BONDS--20.9%
Argentina--3.8%
  Bridas Corp. Sr. Note 12.50%, '99  .........  B         1,600      1,756,000
  CEI Citicorp Holdings 144A 9.75%,
    '07 (b)  .................................  BB-(c)    4,000      4,165,000
                                                                  -------------
                                                                     5,921,000
                                                                  -------------
Bahamas--0.6%
  Sun International Hotels 9%, '07   .........  Ba        1,000      1,020,000
                                                                  -------------
Brazil--5.6%
  Comp Energetica Sao Paul 144A
    9.125%, '07 (b)(d)   .....................  NR        1,500      1,456,875
  CSN Iron SA 144A 9.125%, '07 (b)   .........  NR        1,500      1,460,625
  Globo Communicacoes Participacoes
    SA 144A 10.50%, '06 (b)    ...............  BB-(c)    2,000      2,115,000
  RBS Participacoes SA 144A 11%,
    '07 (b)  .................................  BB-(c)    2,500      2,640,625
  Tevecap SA 12.625%, '04   ..................  NR        1,000      1,080,000
                                                                  -------------
                                                                     8,753,125
                                                                  -------------
Chile--1.2%
  Compania Sud Amer Vapore 7.375%,
    '03   ....................................  BBB(c)    2,000      1,967,500
                                                                  -------------
Greece--1.2%
  Fage Dairy Industries SA 144A 9%,
    '07 (b)  .................................  B         2,000      1,925,000
                                                                  -------------
Hong Kong--1.2%
  Road King Infrastructure Ltd. 144A
    9.50%, '07 (b)    ........................  NR        1,875      1,889,062
                                                                  -------------


                                               MOODY'S     PAR
                                                 BOND     VALUE
                                                RATING    (000)      VALUE
                                               --------- -------- -------------
Indonesia--0.5%
  Polytama International 11.25%, '07    ......  B        $  750   $    776,250
                                                                  -------------
Mexico--3.4%
  Coca-Cola Femsa 8.95%, '06   ...............  Ba        2,000      2,039,500
  Copamex Industries SA 144A 11.375%,
    '04 (b)  .................................  B         3,000      3,258,750
                                                                  -------------
                                                                     5,298,250
                                                                  -------------
Philippines--1.2%
  Philippine Long Distance Telephone Co.
    8.35%, '17  ..............................  Ba        2,000      1,902,160
                                                                  -------------
South Korea--1.4%
  Hyundai Motor Co. 144A 7.60%,
    '07 (b)  .................................  NR        2,200      2,198,702
                                                                  -------------
Venezuela--0.8%
  CanTV Finance Ltd. 9.25%, '04   ............  Ba        1,200      1,225,500
                                                                  -------------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
  (Identified cost $31,867,224)   .............................     32,876,549
                                                                  -------------
FOREIGN CONVERTIBLE BONDS--3.6%
Mexico--0.9%
  Empresas ICA Sociedad Euro Cv.
    5%, '04  .................................  B(c)      1,700      1,351,500
                                                                  -------------
Russia--2.7%
  Lukinter Finance BV 3.50%, '02  ............  NR        3,450      4,312,500
                                                                  -------------
TOTAL FOREIGN CONVERTIBLE BONDS
  (Identified cost $5,549,157) ................................      5,664,000
                                                                  -------------
MUNICIPAL BONDS--7.8%
California--1.6%
  Orange County Pension A Taxable
    7.67%, '09  ..............................  Aaa       2,500      2,596,825
                                                                  -------------
Florida--1.5%
  Palm Beach Waste Revenue Project B
    Taxable 10.50%, '11  .....................  NR        1,500      1,028,760
  University of Miami Exchangeable
    Revenue Series A Taxable 7.65%, '20  .....  Aaa       1,290      1,286,775
                                                                  -------------
                                                                     2,315,535
                                                                  -------------
Illinois--1.8%
  Illinois Educational Facilities Authority
    Revenue--Loyola University Series A
    Taxable 7.84%, '24   .....................  Aaa       2,800      2,771,664
                                                                  -------------
Pennsylvania--2.5%
  Pennsylvania Economic Development
    6.75%, '07 (e)    ........................  NR        1,950      2,011,308
  Pennsylvania Economic Development
    9.50%, '12  ..............................  NR        2,500      1,875,000
                                                                  -------------
                                                                     3,886,308
                                                                  -------------
Virginia--0.4%
  Newport News Taxable Series B 7.05%,
    '25   ....................................  Aa          750        704,168
                                                                  -------------
TOTAL MUNICIPAL BONDS
  (Identified cost $13,182,624)   .............................     12,274,500
                                                                  -------------
CONVERTIBLE BONDS--0.7%
Entertainment, Leisure & Gaming--0.7%
  Comcast Corp. Cv. 1.125%, '07   ............  Ba        2,000      1,145,000
                                                                  -------------
TOTAL CONVERTIBLE BONDS
  (Identified cost $1,136,677) ................................      1,145,000
                                                                  -------------


                       See Notes to Financial Statements

                        MULTI-SECTOR FIXED INCOME SERIES


                                                SHARES      VALUE
                                                -------- -------------
PREFERRED STOCKS--0.6%
Paper & Forest Products--0.6%
  SD Warren Co. Series B Pfd. PIK 14%   ......   30,000   $    982,051
                                                          -------------
TOTAL PREFERRED STOCKS
  (Identified cost $607,500)   ........................        982,051
                                                          -------------
WARRANTS--0.1%
Paper & Forest Products--0.1%
  SD Warren Co. Warrants 144A (b)(f)    ......   30,000        150,000
                                                          -------------
TOTAL WARRANTS
  (Identified cost $142,500)   ........................        150,000
                                                          -------------
TOTAL LONG-TERM INVESTMENTS--102.0%
  (Identified cost $158,082,302)  .....................    160,826,465
                                                          -------------


                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)          VALUE
                                           ---------- -------- -------------------
SHORT-TERM OBLIGATIONS--6.3%
Commercial Paper--6.3%
  Cargill, Inc. 6.05%, 7-1-97    .........   A-1+     $  245    $        245,000
  Donnelley (R.R.) & Sons Co. 6.25%,
    7-1-97  ..............................   A-1       1,425           1,425,000
  Mobil Corp. 6.25%, 7-1-97   ............   A-1+      6,195           6,195,000
  Du Pont (E.I.) de Nemours & Co.
    5.60%, 7-10-97   .....................   A-1+      1,200           1,198,320
  Heinz (H.J.) Co. 5.55%, 7-14-97   ......   A-1         880             878,236
                                                                -----------------
                                                                       9,941,556
                                                                -----------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $9,941,556) ..............................           9,941,556
                                                                 -----------------
TOTAL INVESTMENTS--108.3%
  (Identified cost $168,023,858)  ...........................         170,768,021(a)
  Cash and receivables, less liabilities--(8.3%)    .........         (13,168,882)
                                                                 -----------------
NET ASSETS--100.0%    .......................................    $    157,599,139
                                                                 =================





(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,735,176 and gross depreciation of $1,991,013 for income tax purposes. At June 30, 1997, the aggregate cost of securities for federal income tax purposes was $168,023,858.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At June 30, 1997, these securities amounted to a value of $40,434,087 or 25.7% of net assets.
(c) As rated by Standard & Poor's, Fitch or Duff & Phelps.
(d) Variable or step coupon bond; interest rate shown reflects the rate currently in effect.
(e) Segregated as collateral.
(f) Non-income producing.

                       See Notes to Financial Statements

                        MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997
(Unaudited)


Assets
Investment securities at value (Identified cost $168,023,858) ..................... $170,768,021
Receivables
 Investment securities sold  ......................................................    4,921,943
 Interest and dividends   .........................................................    2,567,928
 Fund shares sold   ...............................................................      145,706
                                                                                    -------------
  Total assets   ..................................................................  178,403,598
                                                                                    -------------
Liabilities
Payables
 Custodian    .....................................................................    4,841,501
 Investment securities purchased   ................................................   15,824,047
 Investment advisory fee  .........................................................       57,379
 Financial agent fee   ............................................................        7,683
 Trustees' fee   ..................................................................        3,217
 Accrued expenses   ...............................................................       70,632
                                                                                    -------------
  Total liabilities    ............................................................   20,804,459
                                                                                    -------------
Net Assets    ..................................................................... $157,599,139
                                                                                    =============
Net Assets Consist of:
 Capital paid in on shares of beneficial interest    .............................. $151,962,316
 Undistributed net investment loss    .............................................      (61,088)
 Accumulated net realized gain  ...................................................    2,953,748
 Net unrealized appreciation    ...................................................    2,744,163
                                                                                    -------------
Net Assets    ..................................................................... $157,599,139
                                                                                    =============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ..   15,281,423
                                                                                    =============
Net asset value and offering price per share   ....................................       $10.31
                                                                                    =============


STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(Unaudited)


Investment Income
 Interest    .........................................................   $6,028,948
 Dividends   .........................................................       46,335
                                                                         ------------
  Total investment income   ..........................................    6,075,283
                                                                         ------------
Expenses
 Investment advisory fee    ..........................................      371,276
 Financial agent fee  ................................................       44,553
 Custodian   .........................................................       32,335
 Printing    .........................................................       20,474
 Professional   ......................................................       11,512
 Trustees    .........................................................        9,872
 Miscellaneous  ......................................................        6,918
                                                                         ------------
  Total expenses   ...................................................      496,940
  Less expenses borne by investment adviser   ........................      (14,282)
                                                                         ------------
  Net expenses  ......................................................      482,658
                                                                         ------------
Net investment income    .............................................    5,592,625
                                                                         ------------
Net Realized and Unrealized Gain (Loss) on Investments
 Net realized gain on securities  ....................................    2,978,603
 Net realized gain on foreign currency transactions    ...............       15,586
 Net change in unrealized appreciation (depreciation) on investments     (1,670,869)
                                                                         ------------
Net gain on investments  .............................................    1,323,320
                                                                         ------------
Net increase in net assets resulting from operations   ...............   $6,915,945
                                                                         ============


                       See Notes to Financial Statements

                        MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                          Six Months
                                                                                             Ended
                                                                                         June 30, 1997        Year Ended
                                                                                          (Unaudited)       December 31, 1996
                                                                                         ----------------   ------------------
From Operations
 Net investment income    ............................................................   $   5,592,625       $    9,460,659
 Net realized gain  ..................................................................       2,994,189            7,367,063
 Net change in unrealized appreciation (depreciation)   ..............................      (1,670,869)          (2,309,914)
                                                                                         --------------      --------------
 Net increase in net assets resulting from operations   ..............................       6,915,945           14,517,808
                                                                                         --------------      --------------
From Distributions to Shareholders
 Net investment income    ............................................................      (6,080,467)          (9,238,947)
 Net realized gains    ...............................................................      (1,291,822)          (4,270,844)
                                                                                         --------------      --------------
 Decrease in net assets from distributions to shareholders    ........................      (7,372,289)         (13,509,791)
                                                                                         --------------      --------------
From Share Transactions
 Proceeds from sales of shares (3,866,914 and 6,711,402 shares, respectively)   ......      39,999,436           69,891,527
 Net asset value of shares issued from reinvestment of distributions
  (719,971 and 1,316,308 shares, respectively)    ....................................       7,372,289           13,509,791
 Cost of shares repurchased (3,331,755 and 4,670,077 shares, respectively)   .........     (34,360,652)         (48,410,465)
                                                                                         --------------      --------------
 Increase in net assets from share transactions   ....................................      13,011,073           34,990,853
                                                                                         --------------      --------------
 Net increase in net assets  .........................................................      12,554,729           35,998,870
Net Assets
 Beginning of period   ...............................................................     145,044,410          109,045,540
                                                                                         --------------      --------------
 End of period (including undistributed net investment income (loss) of
  ($61,088) and $426,754, respectively) ..............................................   $ 157,599,139       $  145,044,410
                                                                                         ==============      ==============


FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)


                                                 Six Months
                                                    Ended
                                                   6/30/97
                                                 (Unaudited)
                                               ----------------
Net asset value, beginning of period    ......  $    10.34
Income from investment operations
 Net investment income   .....................        0.38(1)
 Net realized and unrealized gain (loss)   ...        0.09
                                                ----------
  Total from investment operations   .........        0.47
                                                ----------
Less distributions
 Dividends from net investment income   ......       (0.41)
 Dividends from net realized gains   .........       (0.09)
                                                ----------
  Total distributions    .....................       (0.50)
                                                ----------
Change in net asset value   ..................       (0.03)
                                                ----------
Net asset value, end of period    ............  $    10.31
                                                ==========
Total return    ..............................        4.68%(5)
Ratios/supplemental data:
Net assets, end of period (thousands)   ......  $  157,599
Ratio to average net assets of:
 Operating expenses   ........................        0.65%(4)
 Net investment income   .....................        7.53%(4)
Portfolio turnover rate  .....................          90%(5)





                                                                             Year Ended December 31,
                                                   1996             1995               1994                1993             1992
                                               ------------  -----------------  -----------------   -----------------   -----------
Net asset value, beginning of period    ......  $  10.22     $      8.98        $     10.27         $      9.58          $   9.33
Income from investment operations
 Net investment income   .....................      0.79(1)         0.83(1)(2)         0.72(1)(2)          0.66(1)(2)        0.66(2)
 Net realized and unrealized gain (loss)   ...      0.43            1.22              (1.28)               0.84              0.25
                                                ---------    -----------        -----------         -----------          ---------
  Total from investment operations   .........      1.22            2.05              (0.56)               1.50              0.91
                                                ---------    -----------        -----------         -----------          ---------
Less distributions
 Dividends from net investment income   ......     (0.78)          (0.81)             (0.73)              (0.66)            (0.66)
 Dividends from net realized gains   .........     (0.32)             --                 --               (0.15)               --
                                                ---------    -----------        -----------         -----------          ---------
  Total distributions    .....................     (1.10)          (0.81)             (0.73)              (0.81)            (0.66)
                                                ---------    -----------        -----------         -----------          ---------
Change in net asset value   ..................      0.12            1.24              (1.29)               0.69              0.25
                                                ---------    -----------        -----------         -----------          ---------
Net asset value, end of period    ............  $  10.34     $     10.22        $      8.98         $     10.27          $   9.58
                                                =========    ===========        ===========         ===========          =========
Total return    ..............................     12.42%          23.54%             (5.47)%             15.90%            10.03%
Ratios/supplemental data:
Net assets, end of period (thousands)   ......  $145,044     $   109,046        $    74,686         $    79,393          $ 43,090
Ratio to average net assets of:
 Operating expenses   ........................      0.65%           0.65%(3)           0.66%               0.65%             0.50%
 Net investment income   .....................      7.80%           8.55%              7.62%               6.71%             7.47%
Portfolio turnover rate  .....................       191%            147%               181%                169%              166%



(1) Includes reimbursement of operating expenses by investment adviser of $0.001, $0.002, $0.007, $0.006 and $0.005 per share, respectively.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) Annualized
(5) Not annualized

                       See Notes to Financial Statements

                          STRATEGIC ALLOCATION SERIES



INVESTMENT REVIEW

     For the six months ended June 30, 1997, the Fund earned 10.02% compared with an average return of 10.19% for a peer universe of 477 flexible portfolio funds, according to Lipper Analytical Services, Inc. All figures assume reinvestment of dividends and exclude the effect of sales charges.

     As measured by the S&P 500 Stock Index, the equity market continued its strong performance, ending the first half of the year up 20.53%.* The combination of moderate economic growth, low inflation, falling interest rates and high profit growth has been the perfect environment for stocks. As a result, valuation levels are at historically high levels, and there is little margin for further improvement in fundamentals. Only continued positive investor sentiment and ongoing inflows to equity mutual funds are likely to be able to drive the market to new highs.

     Interest rates appeared to be locked in a narrow trading range over the last six months as investors debated whether the robust economic growth reported in the first quarter would serve as a catalyst for higher inflation in the months ahead. As measured by the 30-year Treasury bond, interest rates climbed as high as 7.17% in mid-April, but finished June yielding 6.79%--only 0.14% higher than at the start of the reporting period. Higher yielding, lower quality bonds continued to outperform lower yielding, higher quality bonds.

     The Fund's performance was helped by a relatively high equity allocation of 68.3%. An underweighting in technology, one of the best performing sectors in the last three months, limited returns. We are currently overweighted in large-cap technology, which is benefiting performance. Other positive contributors include a large position in the health-care sector, primarily pharmaceuticals and medical devices. The financial services and energy sectors are also overweighted. The fixed-income segment of the Fund also provided positive results as emerging-market debt issues were among the best performers, while more traditional sectors, such as Treasury and investment-grade issues, were among the laggards.


OUTLOOK

     We expect moderate economic growth, stable to lower interest rates and continued low inflation. In this environment, we are focusing on companies with the strongest earnings growth and the best earnings visibility. The Fund's emphasis will remain on the health-care, technology and financial-services sectors.

     As we move into the second half of the year, we are confident that our duration-neutral strategy for the fixed-income portion of the Fund will insulate it from the effects of a volatile interest rate environment. Our fixed-income strategy continues to focus on emphasizing the most undervalued bond sectors.





*The S&P 500 Stock Index is an unmanaged, commonly used measure of total return stock performance.

                          STRATEGIC ALLOCATION SERIES

                            SCHEDULE OF INVESTMENTS
                                 June 30, 1997
                                  (Unaudited)



                                        STANDARD      PAR
                                        & POOR'S     VALUE
                                        RATING       (000)         VALUE
                                        ----------   ---------   -------------
U.S. GOVERNMENT AND AGENCY SECURITIES--11.6%
U.S. Treasury Bonds--0.4%
  U.S. Treasury Bonds 6%, '26 .........   AAA          $ 1,850     $ 1,655,171
                                                                  ------------
U.S. Treasury Notes--11.2%
  U.S. Treasury Notes 6%, '99 .........   AAA           14,050      14,026,396
  U.S. Treasury Notes 6.375%, '00   ...   AAA            5,250       5,269,687
  U.S. Treasury Notes 6.25%, '02 ......   AAA            6,000       5,964,354
  U.S. Treasury Notes 6.50%, '06 ......   AAA            1,000         995,110
  U.S. Treasury Notes 6.625%, '07   ...   AAA           17,950      18,095,844
                                                                  ------------
                                                                    44,351,391
                                                                  ------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
  (Identified cost $45,675,580)  ..............................     46,006,562
                                                                   ------------
NON-CONVERTIBLE BONDS--4.0%
Asset-Backed Securities--0.5%
  Fleetwood Credit Corp. 96-B,
    A 6.90%, '12  .....................   AAA              841         847,056
  Green Tree Financial Corp. 96-2,
    M1 7.60%, '27 .....................   AA-            1,075       1,083,063
                                                                  ------------
                                                                     1,930,119
                                                                  ------------
Non-Agency Mortgage-Backed Securities--3.4%
  CS First Boston Mortgage 95-AE1,
    B 7.182%, '27 .....................   AA-            1,350       1,357,385
  First Union Lehman Bros. 97-C1,
    B 7.43%, '29  .....................   Aa(c)            850         867,000
  G.E. Capital Mortgage Services,
    Inc. 96-8, M 7.25%, '26   .........   AA               248         243,038
  Nationslink Funding Corp. 96-1,
    B 7.69%, '05  .....................   AA               450         467,016
  Residential Asset Securitization
    Trust 96-A8, A1 8%, '26   .........   AAA              831         841,590
  Residential Funding Mortgage
    Securities I 96-S1, A11 7.10%,
    '26  ..............................   AAA            1,500       1,461,094
  Residential Funding Mortgage
    Securities I 96-S4, M1 7.25%,
    '26  ..............................   AA               988         965,855
  Resolution Trust Corp. 93-C1,
    B 8.75%, '24  .....................   Aa(c)          1,600       1,597,250
  Resolution Trust Corp. 95-C2,
    B 6.80%, '27  .....................   Aa(c)            869         864,323
  Resolution Trust Corp. 95-2,
    M1 7.15%, '29 .....................   Aa(c)          1,306       1,301,476
  Securitized Asset Sales, Inc. 93-J,
    2B 6.808%, '23   ..................   A                976         925,271
  Structured Asset Securities Corp.
    93-C1, B 6.60%, '24 ...............   A+             1,150       1,100,137
  Structured Asset Securities Corp.
    95-C4, B 7%, '26 ..................   AA             1,650       1,643,812
                                                                  ------------
                                                                    13,635,247
                                                                  ------------
Paper & Forest Products--0.1%
  Buckeye Cellulose Corp. 9.25%,
    '08  ..............................   BB-              350         364,000
                                                                  ------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified cost $15,964,239)  ..............................     15,929,366
                                                                   ------------
FOREIGN GOVERNMENT SECURITIES--2.9%
Argentina--0.7%
  Republic of Argentina Discount
    L-GL Euro 6.875%, '23 (e) .........   BB             2,400       2,077,500


                                        STANDARD      PAR
                                        & POOR'S     VALUE
                                        RATING       (000)         VALUE
                                        ----------   ---------   -------------
Argentina--continued
  Republic of Argentina Global Bond
    11.375%, '17  .....................   BB           $   200     $   223,050
  Republic of Argentina Par L-GP
    5.50%, '23 (e)   ..................   BB               400         278,000
                                                                  ------------
                                                                     2,578,550
                                                                  ------------
Brazil--0.3%
  Republic of Brazil Discount Z-L
    Euro 6.875%, '24 (e)   ............   BBB-             800         675,000
  Republic of Brazil Par Z-L Euro
    5.25%, '24 (e)   ..................   B(c)           1,000         680,000
                                                                  ------------
                                                                     1,355,000
                                                                  ------------
Colombia--0.9%
  Republic of Colombia Yankee
    7.25%, '04 ........................   BBB-           3,500       3,399,428
                                                                  ------------
Mexico--0.5%
  United Mexican States 144A
    7.875%, '01 (d)(e)  ...............   BBB-             350         350,560
  United Mexican States Euro D
    6.813%, '19 (e)(f)  ...............   BB             1,300       1,209,813
  United Mexican States Series B
    Euro 6.25%, '19  ..................   BB               750         580,781
                                                                  ------------
                                                                     2,141,154
                                                                  ------------
Venezuela--0.5%
  Republic of Venezuela Discount
    6.813%, '20 (e)(f)  ...............   B+               850         752,250
  Republic of Venezuela Par W-A
    6.75%, '20 (f)   ..................   B+             1,600       1,261,000
                                                                  ------------
                                                                     2,013,250
                                                                  ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $10,259,743).........                             11,487,382
                                                                  ------------
FOREIGN NON-CONVERTIBLE BONDS--1.0%
Chile--0.2%
  Compania Sud Amer Vapore
    7.375%, '03   .....................   BBB              140         137,725
  Petropower I Funding Trust 144A
    7.36%, '14 (d)   ..................   BBB              500         475,855
                                                                  ------------
                                                                       613,580
                                                                  ------------
Colombia--0.8%
  Financiera Energ Nacional EMTN
    Euro 9%, '99  .....................   BBB-           3,200       3,348,000
                                                                  ------------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
  (Identified cost $3,913,890)   .............................       3,961,580
                                                                  ------------
MUNICIPAL BONDS--2.2%
California--1.2%
  Kern County Pension Obligation
    Taxable 7.26%, '14  ...............   AAA            1,500       1,483,470
  Long Beach Pension Obligation
    Taxable 6.87%, '06  ...............   AAA              840         832,104
  San Bernardino County Obligation
    Revenue Taxable 6.87%, '08   ......   AAA              410         401,074
  San Bernardino County Obligation
    Revenue Taxable 6.94%, '09   ......   AAA            1,110       1,088,999
  Ventura County Pension Taxable
    6.54%, '05 ........................   AAA              975         952,302
                                                                  ------------
                                                                     4,757,949
                                                                  ------------

                       See Notes to Financial Statements

                          STRATEGIC ALLOCATION SERIES


                                     STANDARD     PAR
                                     & POOR'S    VALUE
                                      RATING     (000)       VALUE
                                     ----------  --------  ------------
Florida--1.0%
  Miami Beach Special Obligation
    Taxable 8.60%, '21  ............   AAA         $3,210    $ 3,455,308
  University of Miami Exchangeable
    Revenue Series A Taxable
    7.65%, '20 .....................   AAA            540        538,650
                                                            ------------
                                                               3,993,958
                                                            ------------
TOTAL MUNICIPAL BONDS
 (Identified cost $8,906,733) ...........................      8,751,907
                                                            ------------


                                             SHARES
                                            ---------
COMMON STOCKS--64.7%
Aerospace & Defense--1.8%
  United Technologies Corp.  ............      86,100      7,146,300
                                                         -----------
Banks--4.3%
  Bank of New York Co., Inc.    .........      94,000      4,089,000
  BankAmerica Corp.    ..................      96,000      6,198,000
  Nationsbank Corp.    ..................      61,000      3,934,500
  Norwest Corp.  ........................      51,000      2,868,750
                                                         -----------
                                                          17,090,250
                                                         -----------
Beverages--0.8%
  PepsiCo, Inc.  ........................      85,800      3,222,863
                                                         -----------
Chemical--2.4%
  Du Pont (E.I.) de Nemours & Co.  ......      56,400      3,546,150
  Monsanto Co.   ........................     135,000      5,813,438
                                                         -----------
                                                           9,359,588
                                                         -----------
Chemical--Specialty--1.0%
  Praxair, Inc.  ........................      72,900      4,082,400
                                                         -----------
Computer Software & Services--2.7%
  BMC Software, Inc. (b)  ...............      60,700      3,361,262
  Fiserv, Inc. (b)  .....................      48,800      2,177,700
  HBO & Co.   ...........................      45,900      3,161,363
  Sungard Data Systems, Inc. (b)   ......      45,200      2,101,800
                                                         -----------
                                                          10,802,125
                                                         -----------
Conglomerates--2.2%
  Tyco International Ltd.    ............     126,700      8,813,569
                                                         -----------
Cosmetics & Soaps--2.6%
  Gillette Co.   ........................      43,400      4,112,150
  Procter & Gamble Co.    ...............      43,700      6,172,625
                                                         -----------
                                                          10,284,775
                                                         -----------
Diversified Financial Services--5.4%
  American Express Co.    ...............      84,100      6,265,450
  Merrill Lynch & Co., Inc.  ............      37,500      2,235,937
  T. Rowe Price Associates   ............      66,100      3,412,413
  Travelers Group, Inc.   ...............     153,200      9,661,175
                                                         -----------
                                                          21,574,975
                                                         -----------
Diversified Miscellaneous--1.5%
  Service Corporation International   ...     184,900      6,078,587
                                                         -----------
Electrical Equipment--1.9%
  General Electric Co. ..................     116,400      7,609,650
                                                         -----------
Electronics--5.6%
  Altera Corp. (b)  .....................      71,700      3,620,850
  Intel Corp. ...........................      61,900      8,778,194
  LSI Logic Corp. (b)  ..................      72,500      2,320,000
  Linear Technology Corp. ...............      70,900      3,669,075
  Tektronix, Inc.   .....................      61,800      3,708,000
                                                         -----------
                                                          22,096,119
                                                         -----------



                                               SHARES         VALUE
                                               ---------   --------------
Entertainment, Leisure & Gaming--2.1%
  Time Warner, Inc.    .....................      90,700     $  4,376,275
  Walt Disney Co.   ........................      47,600        3,819,900
                                                            -------------
                                                                8,196,175
                                                            -------------
Healthcare--Diversified--2.1%
  Bristol-Myers Squibb Co.   ...............     101,100        8,189,100
                                                            -------------
Healthcare--Drugs--5.3%
  Amgen, Inc. (b)   ........................     141,600        8,230,500
  Merck & Co., Inc.    .....................      71,600        7,410,600
  Pfizer, Inc.   ...........................      43,900        5,246,050
                                                            -------------
                                                               20,887,150
                                                            -------------
Hospital Management & Services--1.7%
  Health Management Association, Inc.
    Class A (b)  ...........................      97,500        2,778,750
  Oxford Health Plans (b)    ...............      57,500        4,125,625
                                                            -------------
                                                                6,904,375
                                                            -------------
Household Furnishings & Appliances--0.8%
  Newell Companies, Inc.  ..................      82,900        3,284,912
                                                            -------------
Insurance--2.3%
  Allstate Corp.    ........................      55,000        4,015,000
  Hartford Financial Services Group, Inc.         60,300        4,989,825
                                                            -------------
                                                                9,004,825
                                                            -------------
Medical Products & Supplies--3.2%
  Abbott Laboratories  .....................      60,400        4,031,700
  Johnson & Johnson    .....................      61,200        3,939,750
  Medtronic, Inc.   ........................      61,100        4,949,100
                                                            -------------
                                                               12,920,550
                                                            -------------
Office & Business Equipment--1.5%
  Compaq Computer Corp. (b)  ...............      59,200        5,875,600
                                                            -------------
Oil--2.0%
  Exxon Corp.    ...........................      65,400        4,022,100
  Texaco, Inc.   ...........................      35,800        3,893,250
                                                            -------------
                                                                7,915,350
                                                            -------------
Oil Service & Equipment--4.3%
  BJ Services Co. (b)  .....................      61,500        3,297,937
  Diamond Offshore Drilling, Inc. (b)    ...      44,300        3,460,937
  Halliburton Co.   ........................      64,800        5,135,400
  Schlumberger Ltd.    .....................      40,100        5,012,500
                                                            -------------
                                                               16,906,774
                                                            -------------
Publishing, Broadcasting, Printing & Cable--2.2%
  Clear Channels Communications, Inc. (b)         73,500        4,520,250
  Tribune Co.    ...........................      92,000        4,421,750
                                                            -------------
                                                                8,942,000
                                                            -------------
Retail--2.8%
  Borders Group, Inc. (b)    ...............     267,800        6,460,675
  TJX Companies, Inc.  .....................     181,600        4,789,700
                                                            -------------
                                                               11,250,375
                                                            -------------
Retail--Drugs--0.5%
  CVS Corp.   ..............................      38,300        1,962,875
                                                            -------------
Tobacco--1.7%
  Philip Morris Companies, Inc.    .........     148,900        6,607,438
                                                            -------------
TOTAL COMMON STOCKS
  (Identified cost $238,864,025) ........................     257,008,700
                                                            -------------

                       See Notes to Financial Statements

                          STRATEGIC ALLOCATION SERIES


                                                SHARES        VALUE
                                                ---------   -------------
FOREIGN COMMON STOCKS--3.6%
Healthcare--Drugs--1.3%
  SmithKline Beecham PLC Sponsored ADR
    (United Kingdom) (b)   ..................      53,900     $  4,938,588
                                                             -------------
Telecommunications Equipment--2.3%
  Oy Nokia Corp. Sponsored ADR (Finland)  ...      57,100        4,211,125
  Telefonaktiebolaget LM Ericsson Class B ADR
    (Sweden)   ..............................     127,700        5,028,187
                                                             -------------
                                                                 9,239,312
                                                             -------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $12,626,495)   ........................      14,177,900
                                                             -------------
TOTAL LONG-TERM INVESTMENTS--90.0%
  (Identified cost $336,210,705)  ........................     357,323,397
                                                             -------------


                                     STANDARD      PAR
                                     & POOR'S     VALUE
                                     RATING       (000)            VALUE
                                     ----------   --------   ---------------------
SHORT-TERM OBLIGATIONS--4.1%
Commercial Paper--2.1%
  McDonald's Corp. 5.90%, 7-3-97   .  A-1+          $2,700    $      2,699,115
  Enterprise Funding Corp. 5.60%,
    7-10-97    .....................  A-1+             927             925,702
  Receivables Capital Corp. 5.56%,
    7-18-97    .....................  A-1+           2,400           2,393,699
  Receivables Capital Corp. 5.62%,
    8-8-97  ........................  A-1+           2,500           2,485,169
                                                              -----------------
                                                                     8,503,685
                                                              -----------------
Federal Agency Securities--2.0%
  Federal Home Loan Banks 5.25%
    8-8-97 (e)    ..................                 2,500           2,500,975
  Federal Farm Credit Banks 5.35%,
    3-3-98  ........................                 5,500           5,503,905
                                                              -----------------
                                                                     8,004,880
                                                              -----------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $16,503,685) ...........................          16,508,565
                                                               -----------------
TOTAL INVESTMENTS--94.1%
  (Identified cost $352,714,390)   ........................         373,831,962(a)
  Cash and receivables, less liabilities--5.9% ............          23,406,682
                                                               -----------------
NET ASSETS--100.0%  .......................................    $    397,238,644
                                                               =================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,902,672 and gross depreciation of $3,785,100 for income tax purposes. At June 30, 1997, the aggregate cost of securities for federal income tax purposes was $352,714,390.
(b) Non-income producing.
(c) As rated by Moodys, Fitch or Duff & Phelps.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1997, these securities amounted to a value of $826,415 or 0.2% of net assets.
(e) Variable or step coupon obligation; interest rate shown reflects the rate currently in effect.
(f) Rights incorporated as a unit.

                       See Notes to Financial Statements

                          STRATEGIC ALLOCATION SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997
(Unaudited)


Assets
Investment securities at value (Identified cost $352,714,390) ..................... $373,831,962
Cash ..............................................................................        2,788
Receivables
 Investment securities sold  ......................................................   45,174,786
 Interest and dividends   .........................................................    1,107,999
                                                                                    -------------
  Total assets   ..................................................................  420,117,535
                                                                                    -------------
Liabilities
Payables
 Investment securities purchased   ................................................   22,549,181
 Fund shares repurchased  .........................................................       28,073
 Investment advisory fee  .........................................................      188,490
 Financial agent fee   ............................................................       19,442
 Trustees' fee   ..................................................................        3,434
 Accrued expenses   ...............................................................       90,271
                                                                                    -------------
  Total liabilities    ............................................................   22,878,891
                                                                                    -------------
Net Assets    ..................................................................... $397,238,644
                                                                                    =============
Net Assets Consist of:
 Capital paid in on shares of beneficial interest    .............................. $347,662,434
 Undistributed net investment income  .............................................       32,174
 Accumulated net realized gain  ...................................................   28,426,464
 Net unrealized appreciation    ...................................................   21,117,572
                                                                                    -------------
Net Assets    ..................................................................... $397,238,644
                                                                                    =============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization      27,119,096
                                                                                    =============
Net asset value and offering price per share   ....................................       $14.65
                                                                                    =============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(Unaudited)


Investment Income
 Interest    .........................................................    $ 4,765,493
 Dividends   .........................................................      1,242,330
                                                                          -----------
  Total investment income   ..........................................      6,007,823
                                                                          -----------
Expenses
 Investment advisory fee    ..........................................      1,110,607
 Financial agent fee  ................................................        114,395
 Custodian   .........................................................         30,788
 Printing    .........................................................         28,453
 Professional   ......................................................         13,266
 Trustees    .........................................................          9,872
 Miscellaneous  ......................................................          6,108
                                                                          -----------
  Total expenses   ...................................................      1,313,489
                                                                          -----------
Net investment income    .............................................      4,694,334
                                                                          -----------
Net Realized and Unrealized Gain (Loss) on Investments
 Net realized gain on securities  ....................................     28,661,807
 Net realized loss on written options   ..............................       (233,706)
 Net realized gain on foreign currency transactions    ...............          5,900
 Net change in unrealized appreciation (depreciation) on investments        3,696,201
                                                                          -----------
Net gain on investments  .............................................     32,130,202
                                                                          -----------
Net increase in net assets resulting from operations   ...............    $36,824,536
                                                                          ===========


                       See Notes to Financial Statements

                          STRATEGIC ALLOCATION SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                   Six Months
                                                                                     Ended
                                                                                  June 30, 1997       Year Ended
                                                                                  (Unaudited)       December 31, 1996
                                                                                  ---------------   ------------------
From Operations
 Net investment income   ......................................................   $  4,694,334        $   8,315,276
 Net realized gain    .........................................................     28,434,001           25,851,907
 Net change in unrealized appreciation (depreciation)  ........................      3,696,201           (2,475,007)
                                                                                  -------------       -------------
 Net increase in net assets resulting from operations  ........................     36,824,536           31,692,176
                                                                                  -------------       -------------
From Distributions to Shareholders
 Net investment income   ......................................................     (5,077,025)          (7,996,685)
 Net realized gains   .........................................................     (4,639,522)         (23,234,158)
                                                                                  -------------       -------------
 Decrease in net assets from distributions to shareholders   ..................     (9,716,547)         (31,230,843)
                                                                                  -------------       -------------
From Share Transactions
 Proceeds from sales of shares (1,669,983 and 4,387,120 shares, respectively)       23,786,173           61,269,234
 Net asset value of shares issued from reinvestment of distributions
  (670,617 and 2,254,196 shares, respectively)   ..............................      9,716,547           31,230,843
 Cost of shares repurchased (2,639,102 and 5,175,253 shares, respectively)  ...    (37,615,740)         (72,555,884)
                                                                                  -------------       -------------
 Increase (decrease) in net assets from share transactions   ..................     (4,113,020)          19,944,193
                                                                                  -------------       -------------
 Net increase in net assets    ................................................     22,994,969           20,405,526
Net Assets
 Beginning of period  .........................................................    374,243,675          353,838,149
                                                                                  -------------       -------------
 End of period (including undistributed net investment income of $32,174
  and $414,865, respectively)  ................................................   $397,238,644        $ 374,243,675
                                                                                  =============       =============

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                                    Six Months
                                                       Ended
                                                      6/30/97
                                                    (Unaudited)
                                                  ----------------
Net asset value, beginning of period    ......... $     13.65
Income from investment operations
 Net investment income   ........................        0.18
 Net realized and unrealized gain (loss)   ......        1.18
                                                  -----------
  Total from investment operations   ............        1.36
                                                  -----------
Less distributions
 Dividends from net investment income   .........       (0.19)
 Dividends from net realized gains   ............       (0.17)
                                                  -----------
  Total distributions    ........................       (0.36)
                                                  -----------
Change in net asset value   .....................        1.00
                                                  -----------
Net asset value, end of period    ............... $     14.65
                                                  ===========
Total return    .................................       10.02%(6)
Ratios/supplemental data:
Net assets, end of period (thousands)   ......... $   397,239
Ratio to average net assets of:
 Operating expenses   ...........................        0.69%(5)
 Net investment income   ........................        2.46%(5)
Portfolio turnover rate  ........................         252%(6)
Average commission rate paid(4)   ............... $    0.0554



                                                                              Year Ended December 31,
                                                     1996          1995               1994              1993           1992
                                                  ----------- ---------------- -------------------  -------------- --------------
Net asset value, beginning of period    ......... $  13.63     $   12.68       $    13.71           $    12.86      $   12.97
Income from investment operations
 Net investment income   ........................     0.32          0.45             0.36(1)(3)           0.23(3)        0.37(3)
 Net realized and unrealized gain (loss)   ......     0.91          1.84            (0.56)                1.17           0.99
                                                  ---------    ---------       -----------           ----------     ----------
  Total from investment operations   ............     1.23          2.29            (0.20)                1.40           1.36
                                                  ---------    ---------       -----------           ----------     ----------
Less distributions
 Dividends from net investment income   .........    (0.31)        (0.45)           (0.37)               (0.23)         (0.37)
 Dividends from net realized gains   ............    (0.90)        (0.89)           (0.46)               (0.32)         (1.10)
                                                  ---------    ---------       -----------           ----------     ----------
  Total distributions    ........................    (1.21)        (1.34)           (0.83)               (0.55)         (1.47)
                                                  ---------    ---------       -----------           ----------     ----------
Change in net asset value   .....................     0.02          0.95            (1.03)                0.85          (0.11)
                                                  ---------    ---------       -----------           ----------     ----------
Net asset value, end of period    ............... $  13.65     $   13.63       $    12.68            $   13.71      $   12.86
                                                  =========    =========       ===========           ==========     ==========
Total return    .................................     9.05%        18.22%           (1.45)%              11.02%         10.67%
Ratios/supplemental data:
Net assets, end of period (thousands)   ......... $ 374,244    $ 353,838       $  289,083            $ 256,011      $ 163,628
Ratio to average net assets of:
 Operating expenses   ...........................     0.70%         0.67%(2)         0.74%                0.74%          0.50%
 Net investment income   ........................     2.26%         3.28%            2.71%                1.82%          2.90%
Portfolio turnover rate  ........................      287%          170%             220%                 269%           326%
Average commission rate paid(4)   ............... $ 0.0530           N/A              N/A                  N/A            N/A

(1) Includes reimbursement of operating expenses by investment adviser of $0.001 per share.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Computed using average shares outstanding.
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(5) Annualized
(6) Not annualized

                       See Notes to Financial Statements

                              INTERNATIONAL SERIES

INVESTMENT REVIEW

     The Fund rose 13.31% for the six months ended June 30, 1997 compared with a 12.70% return for a peer universe of 442 international funds, according to Lipper Analytical Services, Inc. The EAFE Index* was up 11.21%. All performance figures are stated in U.S. dollars, assume reinvestment of dividends and exclude the effect of sales charges. The MSCI total return figures are net of foreign withholding taxes.

     The Fund performed well largely because of its slightly overweighted position in Europe and good stock selection in those same markets, as well as its underweighted position in Japan. During May, performance was hampered somewhat by this underweighting in Japan as that market returned 11.04%, with the yen up 9.00% for the month. An overweighted position in the UK, which lagged the rest of Europe, also held back performance.

     Over the last six months, the European and Latin American markets have performed strongly, in some cases even outpacing the United States. Europe has continued to be supported by low and falling interest rates, particularly in the peripheral countries. Latin America rose 40.79% in the last six months, with every country participating in the rally. Brazil and Venezuela led the way as economic reform and deregulation continued to push slowly forward. Peru, Mexico and Argentina were boosted by signs of improving economic conditions.

     The Pacific Basin produced a more uneven performance. Japan, the largest market in the region gained 9.07%, while Malaysia lost 11.74%. In the rest of Asia, only Taiwan and India turned in strong returns. The Thai market has fallen 33.73%. Hong Kong and Japan experienced an extremely strong last three months in which Hong Kong rose 20.34% and Japan was up 23.67%.


OUTLOOK

     Continued efforts at fiscal restraint on the part of most European governments is creating a climate of low interest rates and inflation, which is supporting stock prices. The onus continues to be on companies to generate earnings growth through internal means, as demand remains relatively sluggish and pricing ability nonexistent. In Japan, the outlook for 1997 is also modest, but better than was expected six months ago. We have raised our weighting in Japan slightly, but would need a substantial improvement in the outlook for earnings growth to become more positive.

     Since our last report, we have reduced our holdings in Hong Kong based on a potential clamp down on real estate property prices. We redeployed about 9% of our cash position into Korea and the Philippines. Although Latin America regions have posted strong gains in the last six months, they are coming off very low bases and are still relatively inexpensive to the rest of the world. We are still positive on the outlook for the region for the remainder of the year.












* The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, commonly used measure of total return foreign stock performance.

                             INTERNATIONAL SERIES

                            SCHEDULE OF INVESTMENTS
                                 June 30, 1997
                                  (Unaudited)



                                                        SHARES              VALUE
                                                       -----------   -----------------------
FOREIGN COMMON STOCKS--92.8%
Australia--0.5%
  Westpac Bank Corp. Ltd. (Diversified
    Financial Services)  ...........................       176,000         $ 1,050,884
                                                                           ------------
Belgium--1.0%
  Credit Communal Holding/Dexia (Banks) ............        19,300           2,074,951
                                                                           ------------
Brazil--2.4%
  Telebras Sponsored ADR (Utility--Telephone) ......        21,500           3,262,625
  Uniao de Bancos Brasileiros SA Sponsored
    GDR (Banks) ....................................        43,000           1,596,375
                                                                           ------------
                                                                             4,859,000
                                                                           ------------
Chile--1.0%
  Santa Isabel SA Sponsored ADR (Retail--
    Food) ..........................................        64,000           2,064,000
                                                                           ------------
Finland--2.9%
  Nokia AB Series A (Telecommunications
    Equipment)  ....................................        31,800           2,374,806
  Raision Tehtaat Oy (Food) ........................        23,000           1,580,802
  The Rauma Group (Machinery)  .....................        85,000           1,947,364
                                                                           ------------
                                                                             5,902,972
                                                                           ------------
France--7.2%
  AXA-UAP (Insurance) ..............................        33,369           2,077,428
  Carrefour Supermarche (Retail--Food)  ............         3,020           2,195,466
  Elf Aquitaine SA (Oil) ...........................        19,600           2,116,609
  Louis Dreyfus Citrus (Food) (b) ..................        42,500           1,588,981
  Promodes (Retail)   ..............................         6,200           2,417,312
  Total SA (Oil)   .................................        21,400           2,165,188
  Usinor Sacilor (Steel) ...........................       120,000           2,166,618
                                                                           ------------
                                                                            14,727,602
                                                                           ------------
Germany--4.8%
  Adidas AG (Textile & Apparel)   ..................        20,350           2,253,974
  BHW Holding AG (Banks) (b)   .....................       120,000           2,031,564
  Rhoen-Klinikum AG (Hospital Management &
    Services)   ....................................        15,850           2,028,436
  Schmalbach Lubeca AG (Containers)  ...............         8,100           1,817,561
  VEBA AG (Utility--Electric)  .....................        28,400           1,597,245
                                                                           ------------
                                                                             9,728,780
                                                                           ------------
Hong Kong--0.0%
  Henderson China Holding Ltd. (Real Estate)  ......           828               1,395
                                                                           ------------
Hungary--0.6%
  Gedeon Richter 144A GDS (Health Care--
    Drugs) (c)  ....................................        12,700           1,170,214
                                                                           ------------
Indonesia--0.1%
  Wicaksana Overseas International
    (Conglomerates)   ..............................       248,500             304,046
                                                                           ------------
Italy--5.3%
  Gucci Group NV (Textile & Apparel) ...............        20,600           1,345,787
  Gucci Group NV-NY Registered Shares
    (Textile & Apparel)  ...........................        32,500           2,092,188
  Istituto Bancario San Paolo di Torino (Banks) ....       203,223           1,479,831
  Stet-Societa' Finanziaria Telefonica SPA
    (Utility--Telephone) ...........................     1,020,000           5,934,763
                                                                           ------------
                                                                            10,852,569
                                                                           ------------
Japan--14.4%
  Canon, Inc. (Office & Business Equipment)   ......       124,000           3,380,932
  Circle K Japan Co. Ltd. (Retail--Food)   .........        30,000           1,725,072


                                                        SHARES              VALUE
                                                       -----------   -----------------------
Japan--continued
  Credit Saison Co. Ltd. (Diversified Financial
    Services)   ....................................        95,400         $ 2,334,353
  DDI Corp. (Utility--Telephone)  ..................           175           1,293,804
  Hoya Corp. (Machinery) ...........................        21,000             935,943
  Matsushita Communication Industrial
    (Telecommunications Equipment)   ...............        54,000           1,826,269
  Meitec (Computer Software & Services) ............        64,000           1,907,192
  Namco (Entertainment, Leisure & Gaming)  .........        44,000           1,699,554
  Nintendo Co. Ltd. (Entertainment, Leisure &
    Gaming)  .......................................        18,000           1,510,093
  Nippon Broadcasting System (Publishing,
    Broadcasting, Printing & Cable)  ...............        21,000           2,330,683
  Paris Miki, Inc. (Retail) ........................        55,000           1,619,768
  Sankyo Co. Ltd. (Health Care--Diversified)  ......        52,000           1,749,541
  TDK Corp. (Electronics)   ........................        14,000           1,028,926
  Taisho Pharmaceutical Co. (Health Care--
    Drugs)   .......................................        56,000           1,512,191
  Taiyo Yuden Co. Ltd. (Electrical Equipment) ......       114,000           1,882,898
  Takeda Chemical Industries (Health Care--
    Drugs)   .......................................        91,000           2,560,692
                                                                           ------------
                                                                            29,297,911
                                                                           ------------
Mexico--1.3%
  Coca-Cola Femsa SA Sponsored ADR
    (Beverages) ....................................        50,000           2,581,250
                                                                           ------------
Netherlands--4.9%
  DSM NV (Chemical)   ..............................        20,000           1,993,569
  ING Groep NV (Diversified Financial
    Services)   ....................................        46,000           2,124,739
  Philips Electronics NV (Electronics)  ............        56,000           4,018,578
  VNU-Verenigde Bezit (Publishing,
    Broadcasting, Printing & Cable)  ...............        85,800           1,900,536
                                                                           ------------
                                                                            10,037,422
                                                                           ------------
New Zealand--0.2%
  Restaurant Brands New Zealand Limited
    (Entertainment, Leisure & Gaming) (b)  .........       245,000             425,076
                                                                           ------------
Norway--1.6%
  Schibsted ASA (Publishing, Broadcasting,
    Printing & Cable) ..............................        97,000           1,921,264
  Smedvig ASA A Shares (Oil)   .....................        54,500           1,362,370
                                                                           ------------
                                                                             3,283,634
                                                                           ------------
Peru--0.9%
  Telefonica del Peru SA (Utility--Telephone) ......       708,945           1,862,902
                                                                           ------------
Philippines--3.6%
  Ayala Land, Inc. Class B (Real Estate)   .........     2,747,000           2,525,582
  Manila Electric Co. (Utility--Electric)  .........       225,000           1,108,963
  Metropolitan Bank & Trust Co. (Banks) ............        23,000             488,323
  Philippine Commercial International Bank
    (Banks)  .......................................       101,000             976,456
  SM Prime Holdings, Inc. (Real Estate) ............     4,112,000           1,216,014
  San Miguel Corp. Class B (Beverages)  ............       398,000           1,048,718
                                                                           ------------
                                                                             7,364,056
                                                                           ------------
Poland--0.1%
  Bank Handlowy W. Warszawie (Banks) (b)   .........        10,000             115,331
                                                                           ------------
Portugal--2.3%
  Electricidade De Portugal SA (Utility--
    Electric)   ....................................        37,365             686,552
  Portugal Telecom SA (Utility--Telephone) .........        45,700           1,845,782

                       See Notes to Financial Statements

                             INTERNATIONAL SERIES




                                                       SHARES          VALUE
                                                       -----------   -------------
Portugal--continued
  Telecel-Comunicacoes Pessoais SA
    (Telecommunications Equipment) (b)  ............        26,700     $  2,217,532
                                                                      -------------
                                                                          4,749,866
                                                                      -------------
South Korea--10.0%
  Daewoo Securities Co. (Broker-Dealers) (b)  ......       188,600        3,419,435
  Daewoo Telecom Co. (Telecommunications
    Equipment)  ....................................        99,000          963,243
  Dongsuh Securities Co. (Broker-Dealers) (b) ......       142,200        1,305,100
  Hyundai Electronics Industries Co.
    (Electronics)  .................................        12,600          645,608
  Hyundai Marine & Fire Insurance Co.
    (Insurance) (b)   ..............................        39,800        1,609,030
  Hyundai Securities Co. (Diversified Financial
    Services) (b)  .................................       121,400        1,845,607
  L.G. Electronics (Electronics)  ..................        94,800        1,761,485
  L.G. Information & Communication Ltd.
    (Telecommunications Equipment)   ...............        23,800        2,948,196
  L.G. Securities (Diversified Financial Services)
    (b)   ..........................................       163,200        1,984,864
  Oriental Fire & Marine Insurance (Insurance) .....        59,200        1,493,332
  Samsung Electronics Co. (Electronics) ............        11,344        1,278,882
  Samsung Fire & Marine Insurance
    (Insurance) ....................................           630          238,804
  Sungmi Telecom Electronics Co.
    (Telecommunications Equipment)   ...............         6,860          909,258
                                                                      -------------
                                                                         20,402,844
                                                                      -------------
Spain--0.8%
  Telefonica de Espana (Utility--Telephone)   ......        54,200        1,569,946
                                                                      -------------
Sweden--1.6%
  Astra AB A Shares (Health Care--Drugs)   .........       117,000        2,178,912
  Biora AB (Medical Products & Supplies) (b)  ......        50,000          465,580
  Biora AB Sponsored ADR (Medical Products
    & Supplies) (b)   ..............................        19,000          339,625
  Hemkopskedjan AB B Shares (Retail--Food)  ........        37,000          380,417
                                                                      -------------
                                                                          3,364,534
                                                                      -------------
Switzerland--5.6%
  Ares-Serono Group Bearer Shares (Health
    Care--Drugs)   .................................         1,890        2,742,043
  Novartis AG Registered Shares (Health
    Care--Drugs)   .................................         2,080        3,330,169
  Sig Schweizerische Industrie-Gesellschaft
    Holding AG Bearer Shares (Machinery)   .........           610        1,851,591
  Sig Schweizerische Industrie-Gesellschaft
    Holding AG Registered Shares
    (Machinery) ....................................           200          297,709
  Zurich Verschierungs Registered Shares
    (Insurance) ....................................         8,300        3,307,930
                                                                      -------------
                                                                         11,529,442
                                                                      -------------
United Kingdom--19.7%
  Avis Europe PLC (Leasing/Rental) (b)  ............       970,000        2,203,812
  British Aerospace PLC (Aerospace &
    Defense) .......................................       155,500        3,459,150
  Carlton Communications PLC (Publishing,
    Broadcasting, Printing & Cable)  ...............       208,000        1,756,991
  Celltech PLC (Health Care--Drugs) (b) ............       178,000          795,489


                                                       SHARES          VALUE
                                                       -----------   -------------
United Kingdom--continued
  Compass Group PLC (Lodging &
    Restaurants)   .................................       304,000     $  3,410,386
  Cordiant PLC (Professional Services)  ............     1,646,000        3,383,505
  Corporate Services Group PLC (Professional
    Services)   ....................................       580,900        1,822,564
  GKN PLC (Miscellaneous)   ........................       117,000        2,014,589
  Granada Group PLC (Entertainment, Leisure
    & Gaming)   ....................................       143,000        1,880,326
  Lloyds TSB Group PLC (Diversified Financial
    Services)   ....................................       255,000        2,614,514
  Next PLC (Retail)   ..............................       154,000        1,739,165
  Norwich Union PLC 144A (Insurance) (b)(c)   ......       190,000        1,010,403
  Rentokil Initial PLC (Professional Services)   ...       544,000        1,910,519
  Rolls-Royce PLC (Aerospace & Defense) ............       410,000        1,566,162
  Shell Transport & Trading Co. PLC (Oil)  .........       459,000        3,128,504
  Siebe PLC (Electrical Equipment)   ...............       156,000        2,640,679
  WPP Group PLC (Advertising)  .....................       876,000        3,594,108
  Williams PLC (Professional Services)  ............       239,100        1,285,441
                                                                      -------------
                                                                         40,216,307
                                                                      -------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $159,115,011)  ..................                    189,536,934
                                                                      -------------
PREFERRED STOCKS--2.4%
Germany--1.5%
  Volkswagen AG Pfd. (Autos & Trucks)   ............         5,500        3,093,257
                                                                      -------------
United Kingdom--0.9%
  Egypt Investment Co. (Multi-Industry) (b)   ......       119,000        1,755,250
                                                                      -------------
TOTAL PREFERRED STOCKS
  (Identified cost $3,398,922) .....................                      4,848,507
                                                                      -------------
TOTAL LONG-TERM INVESTMENTS--95.2%
  (Identified cost $162,513,933)  ..................                    194,385,441
                                                                      -------------


                                    STANDARD     PAR
                                    & POOR'S    VALUE
                                     RATING     (000)
                                    ---------- --------
SHORT-TERM OBLIGATIONS--5.1%
Commercial Paper--3.2%
  Anheuser-Busch Cos., Inc. 6%,
    7-1-97 ........................   A-1+       $3,500         3,500,000
  Albertson's, Inc. 5.52%, 8-15-97     A-1        3,000         2,979,300
                                                         -----------------
                                                                6,479,300
                                                         -----------------
Federal Agency Securities--1.9%
  Federal Home Loan Banks 5.42%,
    7-2-97    .....................               1,605         1,604,758
  Federal National Mortgage Assoc.
    5.47%, 7-3-97   ...............                 335           334,949
  Federal National Mortgage Assoc.
    5.45%, 7-30-97  ...............               2,025         2,016,110
                                                         -----------------
                                                                3,955,817
                                                         -----------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $10,435,117)  .....................         10,435,117
                                                         -----------------
TOTAL INVESTMENTS--100.3%
  (Identified cost $172,949,050) .....................        204,820,558(a)
  Cash and receivables, less liabilities--(0.3%)   ...           (688,039)
                                                         -----------------
NET ASSETS--100.0%   .................................   $    204,132,519
                                                         =================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $35,432,190 and gross depreciation of $3,708,682 for income tax purposes. At June 30, 1997, the aggregate cost of securities for federal income tax purposes was $173,097,050.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1997, these securities amounted to a value of $2,180,617 or 1.1% of net assets.


                       See Notes to Financial Statements

                             INTERNATIONAL SERIES

                            INDUSTRY DIVERSIFICATION
                       As a Percentage of Total Value of
                          Total Long-Term Investments
                                  (Unaudited)



Advertising    ....................................       1.9%
Aerospace & Defense  ..............................       2.6
Autos & Trucks    .................................       1.6
Banks    ..........................................       4.5
Beverages   .......................................       1.9
Broker-Dealers ....................................       2.4
Chemical ..........................................       1.0
Computer Software & Services  .....................       1.0
Conglomerates  ....................................       0.2
Containers  .......................................       0.9
Diversified Financial Services   ..................       6.2
Electrical Equipment    ...........................       2.3
Electronics    ....................................       4.5
Entertainment, Leisure & Gaming  ..................       2.8
Food  .............................................       1.6
Health Care--Diversified   ........................       0.9
Health Care--Drugs   ..............................       7.4
Hospital Management & Services   ..................       1.0
Insurance   .......................................       5.0
Leasing/Rental ....................................       1.1
Lodging & Restaurants   ...........................       1.8
Machinery   .......................................       2.6
Medical Products & Supplies   .....................       0.4
Miscellaneous  ....................................       1.0
Multi-Industry    .................................       0.9
Office & Business Equipment   .....................       1.7
Oil   .............................................       4.5
Professional Services   ...........................       4.3
Publishing, Broadcasting, Printing & Cable   ......       4.1
Real Estate .......................................       1.9
Retail   ..........................................       3.0
Retail--Food   ....................................       3.3
Steel    ..........................................       1.1
Telecommunications Equipment  .....................       5.8
Textile & Apparel    ..............................       2.9
Utility--Electric    ..............................       1.8
Utility--Telephone   ..............................       8.1
                                                       ------
                                                        100.0%
                                                       ======

                       See Notes to Financial Statements

                              INTERNATIONAL SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997
(Unaudited)



Assets
Investment securities at value (Identified cost $172,949,050)  ..................   $204,820,558
Receivables
 Dividends and interest    ......................................................        411,897
 Investment securities sold   ...................................................        123,076
 Fund shares sold ...............................................................        118,461
 Tax reclaim   ..................................................................         82,594
 Net unrealized appreciation on forward currency contracts  .....................        199,127
                                                                                    -------------
  Total assets    ...............................................................    205,755,713
                                                                                    -------------
Liabilities
Payables
 Custodian  .....................................................................          5,433
 Investment securities purchased    .............................................        108,100
 Closed foreign currency contracts  .............................................      1,276,245
 Investment advisory fee   ......................................................        123,664
 Custodian fee ..................................................................         27,404
 Financial agent fee    .........................................................          9,443
 Trustees' fee    ...............................................................          3,405
 Accrued expenses    ............................................................         69,500
                                                                                    -------------
  Total liabilities  ............................................................      1,623,194
                                                                                    -------------
Net Assets  .....................................................................   $204,132,519
                                                                                    =============
Net Assets Consist of:
 Capital paid in on shares of beneficial interest  ..............................   $156,743,742
 Undistributed net investment income   ..........................................        198,102
 Accumulated net realized gain   ................................................     15,121,327
 Net unrealized appreciation  ...................................................     32,069,348
                                                                                    -------------
Net Assets  .....................................................................   $204,132,519
                                                                                    =============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization      12,885,617
                                                                                    =============
Net asset value and offering price per share    .................................         $15.84
                                                                                    =============


STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(Unaudited)


Investment Income
 Dividends  ..............................................................................    $ 1,755,856
 Interest   ..............................................................................        734,056
 Foreign taxes withheld    ...............................................................       (179,254)
                                                                                              -----------
  Total investment income  ...............................................................      2,310,658
                                                                                              -----------
Expenses
 Investment advisory fee   ...............................................................        684,297
 Financial agent fee    ..................................................................         54,744
 Custodian  ..............................................................................         76,300
 Printing   ..............................................................................         20,377
 Trustees   ..............................................................................         11,586
 Professional  ...........................................................................         11,013
 Miscellaneous    ........................................................................          6,000
                                                                                              -----------
  Total expenses  ........................................................................        864,317
                                                                                              -----------
Net investment income   ..................................................................      1,446,341
                                                                                              -----------
Net Realized and Unrealized Gain (Loss) on Investments
 Net realized gain on securities    ......................................................     13,092,441
 Net realized gain on foreign currency transactions   ....................................      2,044,781
 Net change in unrealized appreciation (depreciation) on investments    ..................      7,878,138
 Net change in unrealized appreciation (depreciation) on foreign currency and foreign  ...       (874,916)
                                                                                              -----------
  currency transactions
Net gain on investments    ...............................................................     22,140,444
                                                                                              -----------
Net increase in net assets resulting from operations  ....................................    $23,586,785
                                                                                              ===========

                       See Notes to Financial Statements

                              INTERNATIONAL SERIES


STATEMENT OF CHANGES IN NET ASSETS


                                                                                             Six Months
                                                                                               Ended
                                                                                           June 30, 1997      Year Ended
                                                                                            (Unaudited)    December 31, 1996
                                                                                           --------------- ------------------
From Operations
 Net investment income  .................................................................. $  1,446,341      $   1,238,905
 Net realized gain   .....................................................................   15,137,222         12,048,984
 Net change in unrealized appreciation (depreciation)    .................................    7,003,222         13,071,593
                                                                                           -------------     -------------
 Net increase in net assets resulting from operations    .................................   23,586,785         26,359,482
                                                                                           -------------     -------------
From Distributions to Shareholders
 Net investment income  ..................................................................   (2,638,818)        (2,156,537)
 Net realized gains  .....................................................................   (4,630,792)        (3,811,548)
 In excess of net investment income ......................................................           --           (272,380)
                                                                                           -------------     -------------
 Decrease in net assets from distributions to shareholders  ..............................   (7,269,610)        (6,240,465)
                                                                                           -------------     -------------
From Share Transactions
 Proceeds from sales of shares (1,804,932 and 3,516,722 shares, respectively)    .........   27,120,194         48,544,295
 Net asset value of shares issued from reinvestment of distributions (468,431 and 435,075
  shares, respectively)    ...............................................................    7,269,610          6,240,465
 Cost of shares repurchased (1,282,726 and 2,645,302 shares, respectively)    ............  (19,242,115)       (36,690,696)
                                                                                           -------------     -------------
 Increase in net assets from share transactions    .......................................   15,147,689         18,094,064
                                                                                           -------------     -------------
 Net increase in net assets   ............................................................   31,464,864         38,213,081
Net Assets
 Beginning of period    ..................................................................  172,667,655        134,454,574
                                                                                           -------------     -------------
 End of period (including undistributed net investment income of $198,102 and
  $1,390,579, respectively)   ............................................................ $204,132,519      $ 172,667,655
                                                                                           =============     =============

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding through the indicated period)


                                                   Six Months
                                                      Ended
                                                     6/30/97
                                                   (Unaudited)
                                                 ----------------
Net asset value, beginning of period   ......... $     14.52
Income from investment operations
 Net investment income  ........................        0.12
 Net realized and unrealized gain (loss)  ......        1.79
                                                 -----------
  Total from investment operations  ............        1.91
                                                 -----------
Less distributions
 Dividends from net investment income  .........       (0.22)
 Dividends from net realized gains  ............       (0.37)
 In excess of net investment income    .........          --
                                                 -----------
  Total distributions   ........................       (0.59)
                                                 -----------
Change in net asset value  .....................        1.32
                                                 -----------
Net asset value, end of period   ............... $     15.84
                                                 ===========
Total return   .................................       13.31%(5)
Ratio/supplemental data:
Net assets, end of period (thousands)  ......... $   204,133
Ratio to average of net assets of:
 Operating expenses  ...........................        0.95%(4)
 Net investment income  ........................        1.59%(4)
Portfolio turnover rate ........................          78%(5)
Average commission rate paid(2)  ............... $    0.0125



                                                                             Year Ended December 31,
                                                     1996           1995           1994              1993              1992
                                                 -------------- -------------- -------------- ------------------   --------------
Net asset value, beginning of period   .........  $  12.70       $  11.85       $  12.21      $      8.82         $   10.17
Income from investment operations
 Net investment income  ........................      0.11(3)        0.12(3)        0.08(3)          0.07(1)(3)        0.09(3)
 Net realized and unrealized gain (loss)  ......      2.25           1.02          (0.07)            3.32             (1.40)
                                                  ---------      ---------      ---------     -----------          -----------
  Total from investment operations  ............      2.36           1.14           0.01             3.39             (1.31)
                                                  ---------      ---------      ---------     -----------          -----------
Less distributions
 Dividends from net investment income  .........     (0.19)         (0.04)         (0.03)              --             (0.04)
 Dividends from net realized gains  ............     (0.33)         (0.25)         (0.34)              --                --
 In excess of net investment income    .........     (0.02)            --             --               --                --
                                                  ---------      ---------      ---------     -----------          -----------
  Total distributions   ........................     (0.54)         (0.29)         (0.37)              --             (0.04)
                                                  ---------      ---------      ---------     -----------          -----------
Change in net asset value  .....................      1.82           0.85          (0.36)            3.39             (1.35)
                                                  ---------      ---------      ---------     -----------          -----------
Net asset value, end of period   ...............  $  14.52       $  12.70       $  11.85      $     12.21          $   8.82
                                                  =========      =========      =========     ===========          ===========
Total return   .................................     18.65%          9.59%          0.03%           38.44%           (12.89)%
Ratio/supplemental data:
Net assets, end of period (thousands)  .........  $172,668       $134,455       $134,627      $    61,242          $ 13,772
Ratio to average of net assets of:
 Operating expenses  ...........................      1.04%          1.07%          1.10%            1.15%             1.50%
 Net investment income  ........................      0.80%          0.95%          0.64%            0.49%             1.13%
Portfolio turnover rate ........................       142%           249%           172%             193%               74%
Average commission rate paid(2)  ...............  $ 0.0213          N/A            N/A              N/A                N/A

(1) Includes reimbursement of operating expenses by investment adviser of $0.05.
(2) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(3) Computed using average shares outstanding.
(4) Annualized
(5) Not annualized

                       See Notes to Financial Statements

                                BALANCED SERIES

INVESTMENT REVIEW

     For the six months ended June 30, 1997, the Phoenix Edge Balanced Series posted a solid gain of 9.77% compared with an average return of 9.57% for a peer universe of 232 balanced funds, according to Lipper Analytical Services, Inc. The benchmark index* returned 12.43%. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Despite a sharp sell-off from mid-March through mid-April, the U.S. equities market continued to climb to record highs during this latest reporting period. By the end of June, the Dow Jones Industrial Average reached 7673, rising 1225 points in the last six months. Blue-chip stocks continued to significantly outperform small- and mid-cap stocks, and health-care and finance issues led the market in terms of sector performance. The S&P 500's 20.53% year-to-date return is the fourth strongest first-half gain over the past 50 years.

     Interest rates appeared to be locked in a narrow trading range over the last six months as investors debated whether the robust economic growth reported in the first quarter would serve as a catalyst for higher inflation in the months ahead. As measured by the 30-year Treasury bond, interest rates climbed as high as 7.17% in mid-April, but finished June yielding 6.79%--only 0.14% higher than at the start of the reporting period. Higher yielding, lower quality bonds continued to outperform lower yielding, higher quality bonds. Emerging-market debt and domestic high-yield bonds were the best performers, while Treasury and investment grade issues were among the laggards. As measured by the Lehman Brothers Aggregate Bond Index, the fixed-income market returned 3.09% over the last six months.

     Over this latest reporting period, the Fund benefited from strong stock selection in the consumer staples and financial services sectors as well as our decision to increase the portfolio's equity exposure after the stock market correction in mid-April. Individual stocks that produced strong gains for the Fund included General Electric, Eli Lilly, Colgate-Palmolive, Perkin Elmer and Franklin Resources. The fixed-income segment of the portfolio also boosted results as it outperformed its benchmark, the Lehman Brothers Aggregate Bond Index. With interest rates moving downward since mid-April, our purchase of U.S. Treasury zero-coupon bonds proved to be very profitable. Negative contributors to overall results included the relative underperformance of our technology and energy exposures, and to a lesser degree, some individual stocks, most notably U.S. Filter, Ascend, Amgen and Cardinal Health.


OUTLOOK

     Looking ahead, we expect a slower domestic economy in the second half of the year and continued market leadership from blue-chip growth stocks. Although many blue-chip stocks have had a strong run as of late, we believe there is still upside potential as investors remain focused on earnings growth, earnings stability, global opportunities and liquidity. Given this outlook, we continue to emphasize the financial, technology and health-care sectors.

     Within the portfolio's fixed-income holdings, we are maintaining a longer duration with the expectation that interest rates will continue to move downward during the year. In addition, we reduced the portfolio's exposure to emerging-market, high-yield debt. While this sector has provided excellent returns year-to-date, valuation levels currently look rich from a historical perspective. Besides these modest adjustments, our fixed-income strategy of broad diversification and sector rotation remains unchanged. As of June 30, the bond segment of the portfolio had an average credit quality of "AA" and a duration of approximately 7.1 years. At the end of the period, the Fund was positioned with an asset allocation of 55% equities, 35% fixed-income and 10% cash equivalents.











* The Balanced Benchmark is a composite index consisting of 55% Standard & Poor's 500 Index, 35% Lehman Brothers Aggregate Bond Index and 10% 90-day Treasury bills.

                                BALANCED SERIES

                            SCHEDULE OF INVESTMENTS
                                 June 30, 1997
                                  (Unaudited)



                                              STANDARD      PAR
                                              & POOR'S     VALUE
                                               RATING      (000)        VALUE
                                              ----------  ---------  -------------
U.S. GOVERNMENT AND AGENCY SECURITIES--24.3%
U.S. Treasury Bonds--4.8%
  U.S. Treasury Bonds Strip, P.O.,
    0%, '22 .................................   AAA         $36,000    $ 6,329,160
  U.S. Treasury Bonds 6%, '26 ...............   AAA           4,595      4,111,087
                                                                      ------------
                                                                        10,440,247
                                                                      ------------
U.S. Treasury Notes--15.0%
  U.S. Treasury Notes 6.375%, '99   .........   AAA           3,775      3,793,875
  U.S. Treasury Notes 6.375%, '00   .........   AAA           3,000      3,011,250
  U.S. Treasury Notes 6.875%, '00   .........   AAA           3,500      3,555,685
  U.S. Treasury Notes 6.625%, '01   .........   AAA           4,400      4,444,000
  U.S. Treasury Notes 6.50%, '05 ............   AAA           3,300      3,289,407
  U.S. Treasury Notes 6.50%, '06 ............   AAA          12,235     12,175,171
  U.S. Treasury Notes 6.875%, '06   .........   AAA           2,150      2,194,343
                                                                      ------------
                                                                        32,463,731
                                                                      ------------
Agency Mortgage-Backed Securities--4.5%
  GNMA 6.50%, '23-'26   .....................   AAA          10,151      9,744,192
                                                                      ------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
  (Identified cost $52,849,408)....................................      52,648,170
                                                                       ------------
NON-CONVERTIBLE BONDS--5.0%
Asset-Backed Securities--0.7%
  Fleetwood Credit Corp. 96-B, A
    6.90%, '12 ..............................   AAA             673        677,645
  Green Tree Financial Corp. 96-2,
    M1 7.60%, '27 ...........................   AA-             675        680,063
  TLFC Equipment Lease Trust
    96-1A, 5.98%, '02   .....................   AAA             225        224,134
                                                                      ------------
                                                                         1,581,842
                                                                      ------------
Non-Agency Mortgage-Backed Securities--3.8%
  CS First Boston Mortgage
    95-AEW1, B 7.182%, '27 ..................   AA-             425        427,325
  DLJ Mortgage Acceptance Corp.
    96-CF1, A1B 144A 7.58%,
    '28 (c) .................................   AAA             400        414,250
  First Union Lehman Brothers
    97-C1, B 7.43%, '29 .....................   Aa(d)           930        948,600
  G.E. Capital Mortgage Services,
    Inc. 96-8, M 7.25%, '26   ...............   AA              248        243,038
  Nationslink Funding Corp. 96-1, B
    7.69%, '05 ..............................   AA              450        467,015
  Residential Asset Securitization
    Trust 96-A8, A1 8%, '26   ...............   AAA             582        589,113
  Residential Funding Mortgage I
    96-S8, A-4 6.75%, '11  ..................   AAA             666        652,504
  Residential Funding Mortgage I
    96-S1, A11 7.10%, '26  ..................   AAA           1,000        974,062
  Residential Funding Mortgage I
    96-S4, M1 7.25%, '26   ..................   AA              988        965,855
  Resolution Trust Corp. 93-C1, B
    8.75%, '24 ..............................   Aa(d)           425        424,270
  Resolution Trust Corp. 95-C2, B
    6.80%, '27 ..............................   Aa(d)         1,113      1,106,125
  Resolution Trust Corp. 95-2, M1
    7.15%, '29 ..............................   Aa(d)           576        574,181
  Structured Asset Securities Corp.
    93-C1, B 6.60%, '24 .....................   A+              525        502,237
                                                                      ------------
                                                                         8,288,575
                                                                      ------------


                                              STANDARD      PAR
                                              & POOR'S     VALUE
                                               RATING      (000)        VALUE
                                              ----------  ---------  -------------
Paper & Forest Products--0.4%
  Buckeye Cellulose Corp. 8.50%,
    '05  ....................................   BB-            $700    $   709,625
                                                                      ------------
Truckers & Marine--0.1%
  Teekay Shipping Corp. 8.32%, '08 ..........   Ba(d)           230        232,875
                                                                      ------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified cost $10,838,173)  ............                           10,812,917
                                                                      ------------
FOREIGN GOVERNMENT SECURITIES--3.0%
Argentina--0.5%
  Republic of Argentina Bearer FRB
    6.75%, '05 (e)   ........................   BB-             679        638,684
  Republic of Argentina Discount
    L-GL Euro 6.875%, '23 (e) ...............   BB-             275        238,047
  Republic of Argentina Global Bond
    11.375%, '17  ...........................   BB              100        111,525
  Republic of Argentina Par L-GP
    5.50%, '23 (e)   ........................   BB-             220        152,900
                                                                      ------------
                                                                         1,141,156
                                                                      ------------
Brazil--0.4%
  Republic of Brazil C Bond, PIK
    interest capitalization, 8%,
    '14 (e) .................................   B+              728        591,172
  Republic of Brazil DCB-L Euro
    6.938%, '12 (e)  ........................   B+              425        351,156
                                                                      ------------
                                                                           942,328
                                                                      ------------
Colombia--0.4%
  Republic of Colombia 7.25%, '03   .........   BBB-            500        486,590
  Republic of Colombia Yankee
    7.25%, '04 ..............................   BBB-            475        461,351
                                                                      ------------
                                                                           947,941
                                                                      ------------
Mexico--0.6%
  United Mexican States 144A
    7.875%, '01 (c)(e)  .....................   Baa(d)          400        400,640
  United Mexican States Discount A
    6.867%, '19 (e)(f)  .....................   BB              205        190,778
  United Mexican States Euro D
    6.813%, '19 (e)(f)  .....................   BB              250        232,656
  United Mexican States Series A
    Euro 6.25%, '19  ........................   BB              300        232,313
  United Mexican States Series B
    Euro 6.25%, '19  ........................   BB              350        271,031
                                                                      ------------
                                                                         1,327,418
                                                                      ------------
Poland--0.6%
  Poland Discount Euro 6.938%,
    '24 (e) .................................   BBB-            600        588,000
  Poland PDI Bearer 4%, '14 (e)  ............   BBB-            700        598,500
                                                                      ------------
                                                                         1,186,500
                                                                      ------------
Venezuela--0.5%
  Republic of Venezuela Discount
    6.813%, '20 (e)(f)  .....................   Ba(d)           815        721,275
  Republic of Venezuela Par W-A
    6.75%, '20 (f)   ........................   Ba(d)           300        236,438
                                                                      ------------
                                                                           957,713
                                                                      ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $6,039,671)...............                            6,503,056
                                                                      ------------

                       See Notes to Financial Statements

                                BALANCED SERIES


                                     STANDARD      PAR
                                     & POOR'S     VALUE
                                      RATING      (000)       VALUE
                                     ----------  ---------  -----------
FOREIGN NON-CONVERTIBLE BONDS--0.7%
Chile--0.2%
  Compania Sud Amer Vapore
    7.375%, '03   ..................   BBB         $   120    $  118,050
  Petropower I Funding Trust 144A
    7.36%, '14 (c)   ...............   BBB             350       333,099
                                                             -----------
                                                                 451,149
                                                             -----------
Colombia--0.3%
  Financiera Energ Nacional EMTN
    Euro 9%, '99  ..................   BBB-            440       460,350
                                                             -----------
Indonesia--0.2%
  Asia Pulp & Paper Co. Yankee
    11.75%, '05   ..................    BB             400       442,000
                                                             -----------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $1,312,627)  ...........................      1,353,499
                                                              -----------
MUNICIPAL BONDS--1.9%
California--0.9%
  Kern County Pension Obligation
    Taxable 7.26%, '14  ............   AAA             420       415,372
  Long Beach Pension Obligation
    Taxable 6.87%, '06  ............   AAA             230       227,838
  Orange County Pension Series A
    Taxable 7.62%, '08  ............   AAA             650       673,322
  San Bernardino County Obligation
    Revenue Taxable 6.87%, '08   ...   AAA             110       107,605
  San Bernardino County Obligation
    Revenue Taxable 6.94%, '09   ...   AAA             300       294,324
  Ventura County Pension Taxable
    6.54%, '05 .....................   AAA             260       253,947
                                                             -----------
                                                               1,972,408
                                                             -----------
Florida--0.6%
  Miami Beach Special Obligation
    Taxable 8.60%, '21  ............   AAA             875       941,868
  University of Miami Exchangeable
    Revenue Series A Taxable
    7.65%, '20 .....................   AAA             270       269,325
                                                             -----------
                                                               1,211,193
                                                             -----------
Virginia--0.4%
  Newport News Taxable Series B
    7.05%, '25 .....................   AA-           1,000       938,890
                                                             -----------
TOTAL MUNICIPAL BONDS
    (Identified cost $4,200,134)  ........................      4,122,491
                                                              -----------



                                                   SHARES
                                                  --------

COMMON STOCKS--53.4%
Aerospace & Defense--0.8%
  Sundstrand Corp.  ...........................      10,800       583,200
  United Technologies Corp.  ..................      13,500     1,120,500
                                                              -----------
                                                                1,703,700
                                                              -----------
Banks--3.1%
  Citicorp    .................................      17,500     2,109,844
  First Union Corp.    ........................       2,600       240,500
  Mellon Bank Corp.    ........................      52,000     2,346,500
  Nationsbank Corp.    ........................      32,000     2,064,000
                                                              -----------
                                                                6,760,844
                                                              -----------
Beverages--1.0%
  PepsiCo, Inc. (g)    ........................      57,500     2,159,844
                                                              -----------
Chemical--0.2%
  Monsanto Co.   ..............................      10,400       447,850
                                                              -----------
Chemical--Specialty--0.4%
  Praxair, Inc.  ..............................      14,100       789,600
                                                              -----------



                                                  SHARES      VALUE
                                                  -------- ------------
Computer Software & Services--2.1%
  Adaptec, Inc. (b)   ...........................  5,400   $  187,650
  HBO & Co.  .................................... 24,600    1,694,325
  Microsoft Corp. (b) ........................... 21,000    2,653,875
                                                           -----------
                                                            4,535,850
                                                           -----------
Conglomerates--0.9%
  Tyco International Ltd.   ..................... 27,300    1,899,056
                                                           -----------
Cosmetics & Soaps--4.4%
  Colgate-Palmolive Co. (g)    .................. 52,100    3,399,525
  Gillette Co.  ................................. 46,400    4,396,400
  Procter & Gamble Co. (g)  ..................... 12,300    1,737,375
                                                           -----------
                                                            9,533,300
                                                           -----------
Diversified Financial Services--2.2%
  American Express Co.   ........................  5,900      439,550
  Franklin Resources, Inc.  ..................... 22,200    1,610,887
  Merrill Lynch & Co., Inc. .....................  6,900      411,413
  T. Rowe Price Associates (g)    ............... 24,350    1,257,069
  Washington Mutual, Inc.   ..................... 18,400    1,099,400
                                                           -----------
                                                            4,818,319
                                                           -----------
Electrical Equipment--2.3%
  General Electric Co.   ........................ 58,800    3,844,050
  Honeywell, Inc.  .............................. 14,300    1,085,012
                                                           -----------
                                                            4,929,062
                                                           -----------
Electronics--3.8%
  Altera Corp. (b) .............................. 10,300      520,150
  Intel Corp. (g)  .............................. 26,480    3,755,195
  Perkin Elmer Corp.  ........................... 38,100    3,031,331
  Texas Instruments, Inc.   ..................... 10,000      840,625
                                                           -----------
                                                            8,147,301
                                                           -----------
Entertainment, Leisure & Gaming--0.7%
  Time Warner, Inc.   ........................... 13,000      627,250
  Walt Disney Co.  .............................. 12,500    1,003,125
                                                           -----------
                                                            1,630,375
                                                           -----------
Healthcare--Diversified--1.3%
  Bristol-Myers Squibb Co. (g)    ............... 34,400    2,786,400
                                                           -----------
Healthcare--Drugs--3.8%
  Amgen, Inc. (b)  .............................. 37,000    2,150,625
  Eli Lilly & Co. (g)    ........................  8,200      896,362
  Merck & Co., Inc.   ........................... 25,400    2,628,900
  Pfizer, Inc.  ................................. 22,300    2,664,850
                                                           -----------
                                                            8,340,737
                                                           -----------
Hospital Management & Services--0.8%
  Columbia/HCA Healthcare Corp.   ............... 45,900    1,804,444
                                                           -----------
Insurance--2.7%
  Allstate Corp.   .............................. 30,100    2,197,300
  Hartford Financial Services Group, Inc.  ...... 22,300    1,845,325
  SunAmerica, Inc. .............................. 36,000    1,755,000
                                                           -----------
                                                            5,797,625
                                                           -----------
Machinery--0.5%
  Deere & Co.   ................................. 19,500    1,070,063
                                                           -----------
Medical Products & Supplies--4.8%
  Abbott Laboratories ........................... 23,900    1,595,325
  Baxter International, Inc.   .................. 44,900    2,346,025
  Boston Scientific Corp. (b)  .................. 41,834    2,570,176
  Cardinal Health, Inc.  ........................ 28,100    1,608,725

                       See Notes to Financial Statements

                                BALANCED SERIES


                                                      SHARES      VALUE
                                                     --------- ------------
Medical Products & Supplies--continued
  Johnson & Johnson   ..............................  36,400    2,343,250
                                                               ------------
                                                               10,463,501
                                                               ------------
Natural Gas--0.3%
  Columbia Gas System, Inc. ........................   9,600      626,400
                                                               ------------
Office & Business Equipment--1.0%
  International Business Machines Corp. (g)   ......  24,400    2,200,575
                                                               ------------
Oil--0.7%
  Exxon Corp.   ....................................  24,400    1,500,600
                                                               ------------
Oil Service & Equipment--3.3%
  Camco International, Inc. ........................   7,800      427,050
  ENSCO International, Inc. (b)   ..................  20,600    1,086,650
  Halliburton Co.  .................................  20,400    1,616,700
  Noble Drilling Corp. (b)  ........................  46,200    1,042,388
  Schlumberger Ltd.   ..............................  17,200    2,150,000
  Transocean Offshore, Inc. ........................  12,300      893,287
                                                               ------------
                                                                7,216,075
                                                               ------------
Paper & Forest Products--0.6%
  Kimberly Clark Corp.   ...........................  28,400    1,412,900
                                                               ------------
Pollution Control--0.5%
  U.S. Filter Corp. (b)  ...........................  36,600      997,350
                                                               ------------
Professional Services--0.6%
  HFS, Inc. (b) ....................................  21,750    1,261,500
                                                               ------------
Publishing, Broadcasting, Printing & Cable--1.0%
  Gannett Co, Inc. .................................  11,800    1,165,250
  New York Times Co. Class A   .....................  20,800    1,029,600
                                                               ------------
                                                                2,194,850
                                                               ------------
Real Estate--0.0%
  Crescent Operating Inc. (b)  .....................   1,565       18,780
                                                               ------------
REITS--0.5%
  Crescent Real Estate Equities Co.  ...............  15,650      496,888
  Redwood Trust, Inc. ..............................  15,000      701,250
                                                               ------------
                                                                1,198,138
                                                               ------------
Retail--2.3%
  Home Depot, Inc. .................................  17,500    1,206,406
  Lowe's Companies, Inc. ...........................  26,100      968,963
  Staples, Inc. (b)   .............................. 118,100    2,745,825
                                                               ------------
                                                                4,921,194
                                                               ------------
Retail--Drugs--0.5%
  CVS Corp.  .......................................  22,100    1,132,625
                                                               ------------
Retail--Food--0.5%
  Safeway, Inc. (b)   ..............................  22,300    1,028,587
                                                               ------------
Telecommunications Equipment--2.6%
  Ascend Communications, Inc. (b) ..................  51,550    2,029,781
  Cisco Systems, Inc. (b)   ........................  16,200    1,087,425
  Lucent Technologies, Inc. ........................  23,900    1,722,294
  Motorola, Inc.   .................................   9,400      714,400
                                                               ------------
                                                                5,553,900
                                                               ------------


                                                SHARES      VALUE
                                                -------- -------------
Textile & Apparel--0.5%
  Nike, Inc. Class B   ........................   18,300   $  1,068,262
                                                          -------------
Tobacco--1.0%
  Philip Morris Companies, Inc. ...............   49,200      2,183,250
                                                          -------------
Utility--Telephone--1.7%
  Ameritech Corp.   ...........................    7,300        495,944
  Bell Atlantic Corp.  ........................   26,700      2,025,862
  LCI International, Inc. (b)   ...............    9,100        199,063
  SBC Communications, Inc.   ..................   14,600        903,375
                                                          -------------
                                                              3,624,244
                                                          -------------
TOTAL COMMON STOCKS
  (Identified cost $103,229,336) .......................    115,757,101
                                                           -------------
FOREIGN COMMON STOCKS--1.7%
Electronics--0.8%
  Philips Electronics NV ADR (Netherlands)  ...   24,100      1,732,187
                                                          -------------
Oil--0.5%
  Royal Dutch Petroleum Co. ADR NY Registered
    (Netherlands)   ...........................   20,800      1,131,000
                                                          -------------
Pollution Control--0.4%
  Philip Services Corp. (Canada) (b)  .........   56,300        893,762
                                                          -------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $3,035,774) .........................      3,756,949
                                                          -------------
TOTAL LONG-TERM INVESTMENTS--90.0%
  (Identified cost $181,505,123) .......................    194,954,183
                                                          -------------


                                      STANDARD     PAR
                                      & POOR'S    VALUE
                                       RATING     (000)
                                      ---------- --------
SHORT-TERM OBLIGATIONS--9.8%
Commercial Paper--9.8%
  Mobil Corp. 6.25%, 7-1-97 .........   A-1+       $1,730         1,730,000
  Shell Oil Co. 6.15%, 7-1-97  ......   A-1+        4,495         4,495,000
  Preferred Receivables Funding Corp.
    5.60%, 7-2-97  ..................   A-1           202           201,969
  Donnelley (R.R.) & Sons Co. 5.52%,
    7-7-97   ........................   A-1         3,185         3,182,070
  Asset Securitization Corp. 5.60%,
    7-10-97  ........................   A-1+        2,000         1,997,200
  Dupont (E.I.) de Nemours 5.55%,
    7-14-97  ........................   A-1+          275           274,449
  Private Export Funding Corp. 5.57%
    7-14-97  ........................   A-1+        1,655         1,651,403
  Receivable Capital Corp 5.57%,
    7-15-97  ........................   A-1+        1,030         1,027,769
  Private Export Funding Corp. 5.61%,
    7-28-97  ........................   A-1+        2,520         2,509,127
  Receivable Capital Corp. 5.62%,
    8-8-97   ........................   A-1+        2,500         2,485,169
  Beta Finance Corp. 5.60%, 9-12-97     A-1+        1,000           988,590
  Beta Finance Corp. 5.65%, 10-27-97    A-1+          750           736,192
                                                           -----------------
                                                                 21,278,938
                                                           -----------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $21,279,449) ........................         21,278,938
                                                           -----------------
TOTAL INVESTMENTS--99.8%
  (Identified cost $202,784,572)........................        216,233,121(a)
  Cash and receivables, less liabilities--0.2% .........            490,797
                                                           -----------------
NET ASSETS--100.0%  ....................................   $    216,723,918
                                                           =================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,082,947 and gross depreciation of $2,664,229 for income tax purposes. At June 30, 1997, the aggregate cost of securities for federal income tax purposes was $202,814,403.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1997, these securities amounted to a value of $1,147,989 or 0.5% of net assets.
(d) As rated by Moody's, Fitch or Duff & Phelps.
(e) Variable or step coupon bond; interest rate shown reflects the rate currently in effect.
(f) Rights incorporated as a unit.
(g) Segregated as collateral.

                       See Notes to Financial Statements

                                BALANCED SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997
(Unaudited)


Assets
Investment securities at value (Identified cost $202,784,572) ..................... $216,233,121
Cash    ...........................................................................      107,633
Receivables
 Interest and dividends   .........................................................      993,785
 Investment securities sold  ......................................................      212,884
                                                                                    -------------
  Total assets   ..................................................................  217,547,423
                                                                                    -------------
Liabilities
Payables
 Fund shares repurchased  .........................................................      329,503
 Investment securities purchased   ................................................      194,236
 Options written, at value (Premiums received $120,536) ...........................      122,288
 Investment advisory fee  .........................................................       97,389
 Financial agent fee   ............................................................       10,624
 Trustees' fee   ..................................................................        3,143
 Accrued expenses   ...............................................................       66,322
                                                                                    -------------
  Total liabilities    ............................................................      823,505
                                                                                    -------------
Net Assets    ..................................................................... $216,723,918
                                                                                    =============
Net Assets Consist of:
 Capital paid in on shares of beneficial interest    .............................. $189,227,746
 Undistributed net investment income  .............................................       35,278
 Accumulated net realized gain  ...................................................   14,014,097
 Net unrealized appreciation    ...................................................   13,446,797
                                                                                    -------------
Net Assets    ..................................................................... $216,723,918
                                                                                    =============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization      17,130,094
                                                                                    =============
Net asset value and offering price per share   ....................................       $12.65
                                                                                    =============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(Unaudited)


Investment Income
 Interest  ...............................................................    $ 3,294,909
 Dividends    ............................................................        662,660
                                                                              -----------
  Total investment income    .............................................      3,957,569
                                                                              -----------
Expenses
 Investment advisory fee  ................................................        568,120
 Financial agent fee   ...................................................         61,977
 Printing  ...............................................................         23,956
 Custodian    ............................................................         17,610
 Professional    .........................................................         16,100
 Trustees  ...............................................................         13,106
 Miscellaneous   .........................................................          7,604
                                                                              -----------
  Total expenses    ......................................................        708,473
                                                                              -----------
Net investment income  ...................................................      3,249,096
                                                                              -----------
Net Realized and Unrealized Gain (Loss) on Investments
 Net realized gain on securities   .......................................     14,191,285
 Net realized gain on written options    .................................          5,202
 Net realized gain on foreign currency and foreign currency transactions            6,754
 Net change in unrealized appreciation (depreciation) on investments   ...      2,065,168
 Net change in unrealized appreciation (depreciation) on written options           (1,752)
                                                                              -----------
Net gain on investments   ................................................     16,266,657
                                                                              -----------
Net increase in net assets resulting from operations    ..................    $19,515,753
                                                                              ===========


                       See Notes to Financial Statements

                                BALANCED SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                   Six Months
                                                                                     Ended
                                                                                  June 30, 1997       Year Ended
                                                                                  (Unaudited)       December 31, 1996
                                                                                  ---------------   ------------------
From Operations
 Net investment income   ......................................................   $  3,249,096        $   5,806,775
 Net realized gain    .........................................................     14,203,241           16,867,817
 Net change in unrealized appreciation (depreciation)  ........................      2,063,416           (2,671,304)
                                                                                  -------------       -------------
 Net increase in net assets resulting from operations  ........................     19,515,753           20,003,288
                                                                                  -------------       -------------
From Distributions to Shareholders
 Net investment income   ......................................................     (3,565,032)          (5,536,811)
 Net realized gains   .........................................................     (5,977,747)         (18,064,626)
                                                                                  -------------       -------------
 Decrease in net assets from distributions to shareholders   ..................     (9,542,779)         (23,601,437)
                                                                                  -------------       -------------
From Share Transactions
 Proceeds from sales of shares (1,200,311 and 2,805,856 shares, respectively)       14,948,263           34,642,833
 Net asset value of shares issued from reinvestment of distributions
  (759,231 and 1,949,091 shares, respectively)   ..............................      9,542,779           23,601,437
 Cost of shares repurchased (1,771,298 and 3,529,372 shares, respectively)  ...    (22,025,330)         (43,662,808)
                                                                                  -------------       -------------
 Increase in net assets from share transactions  ..............................      2,465,712           14,581,462
                                                                                  -------------       -------------
 Net increase in net assets    ................................................     12,438,686           10,983,313
Net Assets
 Beginning of period  .........................................................    204,285,232          193,301,919
                                                                                  -------------       -------------
 End of period (including undistributed net investment income of $35,278
  and $351,214, respectively)  ................................................   $216,723,918        $ 204,285,232
                                                                                  =============       =============

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)


                                                    Six Months
                                                       Ended
                                                      6/30/97
                                                    (Unaudited)
                                                  ----------------
Net asset value, beginning of period    .........  $    12.06
Income from investment operations
 Net investment income   ........................        0.20
 Net realized and unrealized gain (loss)   ......        0.97
                                                   ----------
  Total from investment operations   ............        1.17
                                                   ----------
Less distributions
 Dividends from net investment income   .........       (0.22)
 Dividends from net realized gains   ............       (0.36)
                                                   ----------
  Total distributions    ........................       (0.58)
                                                   ----------
Change in net asset value   .....................        0.59
                                                   ----------
Net asset value, end of period    ...............  $    12.65
                                                   ==========
Total return    .................................        9.77%(5)
Ratios/supplemental data:
Net assets, end of period (thousands)   .........  $  216,724
Ratio to average net assets of:
 Operating expenses   ...........................        0.69%(1)
 Net investment income   ........................        3.15%(1)
Portfolio turnover rate  ........................          87%(5)
Average commission rate paid(6)   ...............  $   0.0548



                                                                                                                     From Inception
                                                                         Year Ended December 31,                       5/1/92 to
                                                     1996          1995              1994                1993           12/31/92
                                                  ------------ -------------- ------------------  -----------------  --------------
Net asset value, beginning of period    .........  $  12.30    $    10.53     $     11.31         $     10.77        $    10.00
Income from investment operations
 Net investment income   ........................      0.36          0.40(3)         0.38(2)(3)          0.32(2)(3)        0.19(3)
 Net realized and unrealized gain (loss)   ......      0.89          2.02           (0.70)               0.60              0.77
                                                   --------    ----------     -----------         -----------        ----------
  Total from investment operations   ............      1.25          2.42           (0.32)               0.92              0.96
                                                   --------    ----------     -----------         -----------        ----------
Less distributions
 Dividends from net investment income   .........     (0.35)        (0.40)          (0.36)              (0.32)            (0.19)
 Dividends from net realized gains   ............     (1.14)        (0.25)          (0.10)              (0.06)               --
                                                   --------    ----------     -----------         -----------        ----------
  Total distributions    ........................     (1.49)        (0.65)          (0.46)              (0.38)            (0.19)
                                                   --------    ----------     -----------         -----------        ----------
Change in net asset value   .....................     (0.24)         1.77           (0.78)               0.54              0.77
                                                   --------    ----------     -----------         -----------        ----------
Net asset value, end of period    ...............  $  12.06    $    12.30     $     10.53         $     11.31        $    10.77
                                                   ========    ==========     ===========         ===========        ==========
Total return    .................................     10.56%        23.28%          (2.80)%              8.57%             9.72%(5)
Ratios/supplemental data:
Net assets, end of period (thousands)   .........  $204,285    $  193,302     $   161,105         $   158,144        $   54,467
Ratio to average net assets of:
 Operating expenses   ...........................      0.68%         0.65%(4)        0.69%               0.70%             0.50%(1)
 Net investment income   ........................      2.93%         3.44%           3.44%               3.16%             3.59%(1)
Portfolio turnover rate  ........................       229%          223%            171%                161%              110%(1)
Average commission rate paid(6)   ...............  $ 0.0641        N/A              N/A                 N/A              N/A



(1) Annualized
(2) Includes reimbursement of operating expenses by investment adviser of $0.001 and $0.001 per share, respectively.
(3) Computed using average shares outstanding.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Not annualized
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


                       See Notes to Financial Statements

                               REAL ESTATE SERIES

INVESTMENT REVIEW

     For the six months ended June 30, 1997, the Fund generated a total return of 7.43%, outperforming the NAREIT Equity Total Return Index* return of 5.73%. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Our investment strategy is to emphasize market sectors with strong underlying fundamentals and prospects for growth in excess of market averages as well as sectors that are significantly undervalued on a risk-adjusted basis. Over the past six months, the Fund benefited from its significant overweighting in hotels and apartments. While performance was somewhat tempered by a low allocation to mall REITs, which generated very strong results, our investments in the strip-retail REIT sector contributed positively to the Fund's return.

     Real estate securities experienced a minor correction during the first four months of 1997, then recovered slightly over the last two months. REIT performance was impacted by several factors. First, there was a tremendous volume of capital-raising activity, which put downward pressure on prices. In addition, a significant rise in interest rates resulted in dividend yields that, other than for two brief periods in 1991 and 1994, were below 10-year Treasury yields for the first time since 1989. On a weighted-average basis, REIT total return dropped 2.06% from year-end through April, and then experienced a modest recovery in May and June. The recovery was, in part, supported by very strong operational performance. First-quarter growth in funds from operation (FFO) was well above industry analyst expectations, and second-quarter results are also expected to be better than projected.


OUTLOOK

     The outlook for REITs for the remainder of 1997 remains very strong for a number of reasons. First, the underlying real estate market continues to evidence stability, with construction levels in most markets trailing expected demand growth. Second, funds from operations multiples--comparable to a P/E ratio for non-REITs--are in line with historic levels and well below the broader market P/E ratios. Third, dividend yields, albeit below pre-1996 levels, are higher than at year-end 1996 and provide a very attractive benefit relative to the broader market. As of June 30, 1997, the average dividend yield for REITs was 6.06% compared with a yield of only 1.87% for the S&P 500 Index. Finally, both individual and institutional investor demand is expected to continue to expand. We intend to maintain the Fund's emphasis on mixed office/industrial and hotel REITs, which we believe have good upside potential, and remain underweighted in the retail sector.

















* The NAREIT Equity Total Return Index is a market-weighted total return of all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System.

                              REAL ESTATE SERIES

                            SCHEDULE OF INVESTMENTS
                                 June 30, 1997
                                  (Unaudited)



                                               SHARES        VALUE
                                               ---------   ------------
COMMON STOCKS--97.5%
REAL ESTATE INVESTMENT TRUSTS--89.2%
COMMERCIAL--28.6%
Office/Industrial--23.1%
  Beacon Properties Corp.    ...............      24,300     $   811,012
  Cali Realty Corp.    .....................      15,200         516,800
  CarrAmerica Realty Corp.   ...............      26,400         759,000
  Duke Realty Investments, Inc.    .........      38,300       1,551,150
  Highwoods Properties, Inc.    ............      59,900       1,916,800
  Kilroy Realty Corp.  .....................      15,200         383,800
  Reckson Associates Realty Corp.  .........      17,200         395,600
  Spieker Properties, Inc.   ...............      49,900       1,755,856
  Weeks Corp.    ...........................      28,900         903,125
                                                            ------------
                                                               8,993,143
                                                            ------------
Storage--5.5%
  Public Storage, Inc.    ..................      29,800         871,650
  Shurgard Storage Centers, Inc. Class A  ..      14,000         392,000
  Storage USA, Inc.    .....................      22,900         875,925
                                                            ------------
                                                               2,139,575
                                                            ------------
TOTAL COMMERCIAL  .......................................     11,132,718
                                                            ------------
HEALTH CARE--3.2%
  Health Care Property Investors, Inc.   ...       5,750         202,688
  Nationwide Health Properties, Inc.  ......      47,900       1,053,800
                                                            ------------
                                                               1,256,488
                                                            ------------
HOTELS--12.9%
  FelCor Suite Hotels, Inc.  ...............      35,500       1,322,375
  Patriot American Hospitality, Inc.  ......      91,800       2,340,900
  Starwood Lodging Trust  ..................      32,100       1,370,269
                                                            ------------
                                                               5,033,544
                                                            ------------
RESIDENTIAL--28.7%
Apartments--24.8%
  Avalon Properties, Inc.    ...............      26,500         758,563
  Bay Apartment Communities, Inc.  .........      29,900       1,106,300
  Camden Property Trust   ..................      26,100         825,412
  Columbus Realty Trust   ..................      20,200         459,550
  Equity Residential Properties Trust    ...      24,600       1,168,500
  Evans Withycombe Residential, Inc.  ......      33,900         703,425
  Irvine Apartment Communities, Inc.  ......      33,500         984,062
  Merry Land & Investment Co.   ............      33,400         724,363
  Oasis Residential, Inc.    ...............      32,100         754,350
  Post Properties, Inc.   ..................      27,100       1,099,244
  United Dominion Realty Trust  ............      76,400       1,083,925
                                                            ------------
                                                               9,667,694
                                                            ------------
Manufactured Homes--3.9%
  Manufactured Home Communities, Inc.   ....      33,800         779,513
  Sun Communities, Inc.   ..................      21,300         714,881
                                                            ------------
                                                               1,494,394
                                                            ------------
TOTAL RESIDENTIAL    ....................................     11,162,088
                                                            ------------


                                               SHARES        VALUE
                                               ---------   ------------
RETAIL--15.8%
Community/Neighborhood--7.3%
  Developers Diversified Realty Corp.    ...      18,000     $   720,000
  Federal Realty Investment Trust  .........      24,800         669,600
  Regency Realty Corp.    ..................      12,000         327,000
  Vornado Realty Trust    ..................      15,700       1,132,362
                                                            ------------
                                                               2,848,962
                                                            ------------
Factory Outlet--2.2%
  Chelsea G.C.A. Realty, Inc.   ............      22,600         858,800
                                                            ------------
Regional Malls--6.3%
  Simon DeBartolo Group, Inc.   ............      17,796         569,472
  Taubman Centers, Inc.   ..................      77,100       1,021,575
  The Macerich Company    ..................      30,300         840,825
                                                            ------------
                                                               2,431,872
                                                            ------------
TOTAL RETAIL  ..........................................       6,139,634
                                                            ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (Identified cost $29,621,772) ........................      34,724,472
                                                            ------------
REAL ESTATE OPERATING COMPANIES--8.3%
Hotels--7.4%
  CapStar Hotel Co. (b)   ..................      33,700       1,078,400
  Host Marriott Corp. (b)    ...............     100,600       1,791,938
                                                            ------------
                                                               2,870,338
                                                            ------------
Regional Malls--0.9%
  Rouse Co.   ..............................      12,500         368,750
                                                            ------------
TOTAL REAL ESTATE OPERATING COMPANIES
  (Identified cost $2,581,365)  ........................       3,239,088
                                                            ------------
TOTAL COMMON STOCKS
  (Identified cost $32,203,137) ........................      37,963,560
                                                            ------------


                                  STANDARD     PAR
                                  & POOR'S    VALUE
                                   RATING     (000)
                                  ----------  -------
SHORT-TERM OBLIGATIONS--2.0%
Commercial Paper--2.0%
  Anheuser-Busch Cos., Inc. 6%,
    7-1-97  .....................   A-1+      $790               790,000
                                                         ----------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $790,000) ........................            790,000
                                                         ----------------
TOTAL INVESTMENTS--99.5%
  (Identified cost $32,993,137) .....................         38,753,560(a)
  Cash and receivables, less liabilities--0.5%    ...            178,413
                                                         ----------------
NET ASSETS--100.0%  .................................    $    38,931,973
                                                         ================

(a) Federal Income Tax information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,994,643 and gross depreciation of $234,220 for income tax purposes. At June 30, 1997, the aggregate cost of securities for federal income tax purposes was $32,993,137.
(b) Non-income producing.

                       See Notes to Financial Statements

                               REAL ESTATE SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997
(Unaudited)


Assets
Investment securities at value (Identified cost $32,993,137)   ..................   $38,753,560
Cash  ...........................................................................         3,281
Receivables
 Dividends  .....................................................................       176,912
 Fund shares sold    ............................................................        55,698
                                                                                    ------------
  Total assets    ...............................................................    38,989,451
                                                                                    ------------
Liabilities
Payables
 Investment advisory fee   ......................................................        16,534
 Trustees' fee    ...............................................................         3,105
 Financial agent fee    .........................................................         1,858
 Accrued expenses    ............................................................        35,981
                                                                                    ------------
  Total liabilities  ............................................................        57,478
                                                                                    ------------
Net Assets  .....................................................................   $38,931,973
                                                                                    ============
Net Assets Consist of:
 Capital paid in on shares of beneficial interest  ..............................   $32,597,041
 Undistributed net investment income   ..........................................       275,996
 Accumulated net realized gain   ................................................       298,513
 Net unrealized appreciation  ...................................................     5,760,423
                                                                                    ------------
Net Assets  .....................................................................   $38,931,973
                                                                                    ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization      2,569,062
                                                                                    ============
Net asset value and offering price per share    .................................        $15.15
                                                                                    ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(Unaudited)


Investment Income
 Dividends   .........................................................    $  828,326
 Interest    .........................................................        23,930
                                                                          ----------
  Total investment income   ..........................................       852,256
                                                                          ----------
Expenses
 Investment advisory fee    ..........................................       117,394
 Financial agent fee  ................................................         9,392
 Printing    .........................................................        10,470
 Professional   ......................................................         9,988
 Trustees    .........................................................         9,457
 Custodian   .........................................................         7,358
 Miscellaneous  ......................................................         3,110
                                                                          ----------
  Total expenses   ...................................................       167,169
  Less expenses borne by investment adviser   ........................       (10,644)
                                                                          ----------
  Net expenses  ......................................................       156,525
                                                                          ----------
Net investment income    .............................................       695,731
                                                                          ----------
Net Realized and Unrealized Gain (Loss) on Investments
 Net realized gain on securities  ....................................       299,685
 Net change in unrealized appreciation (depreciation) on investments       1,345,216
                                                                          ----------
Net gain on investments  .............................................     1,644,901
                                                                          ----------
Net increase in net assets resulting from operations   ...............    $2,340,632
                                                                          ==========


                       See Notes to Financial Statements

                               REAL ESTATE SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                         Six Months
                                                                                            Ended
                                                                                        June 30, 1997      Year Ended
                                                                                         (Unaudited)    December 31, 1996
                                                                                       ---------------- ------------------
From Operations
 Net investment income    ............................................................  $     695,731     $    538,337
 Net realized gain  ..................................................................        299,685          357,371
 Net change in unrealized appreciation (depreciation)   ..............................      1,345,216        3,569,257
                                                                                        -------------     ------------
 Net increase in net assets resulting from operations   ..............................      2,340,632        4,464,965
                                                                                        -------------     ------------
From Distributions to Shareholders
 Net investment income    ............................................................       (428,477)        (529,595)
 Net realized gains    ...............................................................       (124,358)        (234,185)
                                                                                        -------------     ------------
 Decrease in net assets from distributions to shareholders    ........................       (552,835)        (763,780)
                                                                                        -------------     ------------
From Share Transactions
 Proceeds from sales of shares (1,681,265 and 1,121,196 shares, respectively)   ......     24,605,605       14,117,141
 Net asset value of shares issued from reinvestment of distributions
  (36,890 and 59,531 shares, respectively)  ..........................................        552,835          763,780
 Cost of shares repurchased (734,737 and 342,758 shares, respectively)    ............    (10,724,024)      (4,344,888)
                                                                                        -------------     ------------
 Increase in net assets from share transactions   ....................................     14,434,416       10,536,033
                                                                                        -------------     ------------
 Net increase in net assets  .........................................................     16,222,213       14,237,218
Net Assets
 Beginning of period   ...............................................................     22,709,760        8,472,542
                                                                                        -------------     ------------
 End of period (including undistributed net investment income of $275,996 and $8,742,
  respectively)  .....................................................................  $  38,931,973     $ 22,709,760
                                                                                        =============     ============

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)


                                                 Six Months
                                                    Ended            Year          From Inception
                                                   6/30/97           Ended          5/1/95 to
                                                 (Unaudited)       12/31/96          12/31/95
                                                 --------------   --------------   ---------------
Net asset value, beginning of period    ......   $   14.32         $  11.33        $    10.00
Income from investment operations
 Net investment income   .....................        0.28(3)          0.50(3)           0.33(3)
 Net realized and unrealized gain    .........        0.78             3.14              1.42
                                                 ---------         ---------       ----------
  Total from investment operations   .........        1.06             3.64              1.75
                                                 ---------         ---------       ----------
Less distributions
 Dividends from net investment income   ......       (0.18)           (0.50)            (0.33)
 Dividends from net realized gains   .........       (0.05)           (0.15)            (0.06)
 Tax return of capital   .....................          --               --             (0.03)
                                                 ---------         ---------       ----------
  Total distributions    .....................       (0.23)           (0.65)            (0.42)
                                                 ---------         ---------       ----------
Change in net asset value   ..................        0.83             2.99              1.33
                                                 ---------         ---------       ----------
Net asset value, end of period    ............   $   15.15         $  14.32        $    11.33
                                                 =========         =========       ==========
Total return    ..............................        7.43%(2)        33.09%            17.79%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)   ......   $  38,932         $ 22,710        $    8,473
Ratio to average net assets of:
 Operating expenses   ........................        1.00%(1)         1.00%             1.00%(1)
 Net investment income   .....................        4.44%(1)         4.36%             4.80%(1)
Portfolio turnover rate  .....................           6%(2)           21%               10%(2)
Average commission rate paid(4)   ............   $  0.0482         $ 0.0468            N/A

(1) Annualized
(2) Not annualized
(3) Includes reimbursement of operating expenses by investment adviser of $0.005, $0.05 and $0.07 per share, respectively.
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


                       See Notes to Financial Statements

                             STRATEGIC THEME SERIES

INVESTMENT REVIEW

     The Phoenix Edge Strategic Theme Series returned 6.85% for the six months ended June 30, 1997, compared with 12.99% for the S&P MidCap 400 Index and 20.53% for the S&P 500 Index. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Over reasonably long time frames, small and mid-cap companies are generally able to achieve more rapid growth in sales and net income than larger, well-established companies. We believe that above-average growth leads to above-average stock market performance over time. The S&P MidCap 400 Index is an unmanaged index of companies with characteristics that are more representative of those the Fund favors than is the S&P 500 Index. As a result, the Fund's benchmark has been changed from the S&P 500 Index to the S&P MidCap 400 Index.*

     Over the past six months, the Fund has focused on the small and mid-cap arenas which offer more opportunities for thematic investing, higher earnings growth rates and more attractive valuations compared to large-cap stocks. It is difficult to find emerging themes in the large-cap area because larger, well-established companies tend to be associated with mature industries. Yet, large-cap stocks dominated the market, which limited Fund performance. Positive contributors included our financial services, health-care, telecommunications and REIT holdings as well as our defensive use of cash during the February-April sell-off.

     We continue to focus on themes with positive dynamics. Our Deregulating Financial Services theme represents banks, insurance companies and brokerages, which we believe will continue to witness above-average earnings growth and benefit from continued industry consolidation. Energy Technology is profiting from the recovery of the oil sector. This theme represents companies that provide productivity-enhancing solutions to exploration and production companies. Next Generation Semiconductors is benefiting from strong growth in the global PC market, cellular phones and new consumer products. 21st Century Medicine continues to be an attractive theme due to remarkable advances in gene-mapping, biotechnology and non-invasive surgical techniques. The Bandwidth Bottleneck theme represents companies capitalizing on network infrastructure spending by the telecommunications industry.


OUTLOOK

     Looking forward, we believe our key investment themes will serve us well in this environment. We have also included a strategic component to the Fund's overall approach which gives us flexibility to use larger cap stocks when we feel they will be strong performers. We expect the performance disparity between small, mid and large-cap stocks will close as investors realize that small and mid-cap stocks offer comparatively higher growth rates and lower valuations. Finally, as the economy slows, growth stocks should become more attractive and return to favor. As of June 30, the Fund's asset allocation mix was 83% equities and 17% cash equivalents.


[PIE CHART]

21st Century Medicine                   18.3%
Bandwidth Bottleneck                    11.8%
Special Situations                       8.8%
Energy Technology                        8.2%
Next Generation Semiconductors           4.6%
Wireless Wave                            4.1%
Global Consumer                          3.4%
Retail Revival                           2.9%
Short-term Obligations and Cash         17.5%
Deregulating Financial Services         20.4%

[END OF PIE CHART]


* The S&P MidCap 400 Index is an unmanaged, commonly used measure of mid-cap stock total return performance. The S&P 500 Index is an unmanaged, commonly used measure of large-cap stock total return performance.

                            STRATEGIC THEME SERIES

                            SCHEDULE OF INVESTMENTS
                                 June 30, 1997
                                  (Unaudited)


                                                  SHARES       VALUE
                                                  --------   -------------
COMMON STOCKS--76.5%
Banks--Money Center--1.0%
  BankAmerica Corp. ...........................      6,000     $   387,375
                                                              ------------
Banks--Southeast--1.0%
  First American Corp.    .....................     10,000         383,750
                                                              ------------
Commercial Services--Security/Safety--1.0%
  Corrections Corporation of America (b)    ...     10,000         397,500
                                                              ------------
Computer--Mini/Micro--1.2%
  Dell Computer Corp. (b)(c)    ...............      4,000         469,750
                                                              ------------
Computer--Services--2.7%
  America Online, Inc. (b)   ..................     19,000       1,056,875
                                                              ------------
Computer--Software--1.2%
  Compuware Corp. (b)  ........................      9,500         453,625
                                                              ------------
Cosmetics/Personal Care--4.2%
  Avon Products, Inc.  ........................      8,000         564,500
  Gillette Co.   ..............................      8,000         758,000
  Weider Nutrition International, Inc.   ......     20,000         317,500
                                                              ------------
                                                                 1,640,000
                                                              ------------
Diversified Operations--2.0%
  Corning, Inc.  ..............................     14,000         778,750
                                                              ------------
Electric--Semiconductor Equipment--4.6%
  Applied Materials, Inc. (b)   ...............     13,500         955,969
  Teradyne, Inc. (b)   ........................     21,000         824,250
                                                              ------------
                                                                 1,780,219
                                                              ------------
Electric--Semiconductor Manufacturers--1.0%
  Motorola, Inc. ..............................      5,000         380,000
                                                              ------------
Finance--Investment Bankers--1.9%
  Merrill Lynch & Co., Inc.  ..................      6,000         357,750
  Salomon, Inc.  ..............................      7,000         389,375
                                                              ------------
                                                                   747,125
                                                              ------------
Finance--Investment Management--0.9%
  T. Rowe Price Associates   ..................      7,000         361,375
                                                              ------------
Financial Services--Miscellaneous--4.0%
  American Express Co.    .....................     11,000         819,500
  SunAmerica, Inc.  ...........................     15,000         731,250
                                                              ------------
                                                                 1,550,750
                                                              ------------
Insurance--Diversified--2.3%
  Travelers Group, Inc.   .....................     14,000         882,875
                                                              ------------
Insurance--Life--5.1%
  Hartford Life, Inc. Class A (b)  ............     22,000         825,000
  Lincoln National Corp.  .....................      6,000         386,250
  Protective Life Corp.   .....................      8,000         402,000
  Torchmark Corp.   ...........................      5,000         356,250
                                                              ------------
                                                                 1,969,500
                                                              ------------
Insurance--Property/Casualty/Title--3.8%
  Allstate Corp.    ...........................     10,000         730,000
  American International Group, Inc.  .........      5,000         746,875
                                                              ------------
                                                                 1,476,875
                                                              ------------
Medical--Drug/Diversified--3.7%
  Bristol-Myers Squibb Co.   ..................     10,000         810,000
  Warner-Lambert Co.   ........................      5,000         621,250
                                                              ------------
                                                                 1,431,250
                                                              ------------


                                                  SHARES       VALUE
                                                  --------   -------------
Medical--Ethical Drugs--5.8%
  Eli Lilly & Co.   ...........................      6,000     $   655,875
  Pfizer, Inc.   ..............................      7,000         836,500
  Schering-Plough Corp.   .....................     16,000         766,000
                                                              ------------
                                                                 2,258,375
                                                              ------------
Medical--Instruments--4.7%
  Medtronic, Inc.   ...........................     14,000       1,134,000
  Spine-Tech, Inc. (b)    .....................     19,000         705,375
                                                              ------------
                                                                 1,839,375
                                                              ------------
Medical--Products--0.7%
  Guidant Corp.  ..............................      3,000         255,000
                                                              ------------
Oil & Gas--Drilling--1.2%
  Diamond Offshore Drilling (b)    ............      6,000         468,750
                                                              ------------
Oil & Gas--Machinery/Equipment--7.0%
  Cooper Cameron Corp. (b)   ..................     28,000       1,309,000
  Smith International, Inc. (b)    ............     11,000         668,250
  Varco International, Inc. (b)    ............     22,300         719,175
                                                              ------------
                                                                 2,696,425
                                                              ------------
Retail--Major Discount Chains--0.9%
  Costco Companies, Inc. (b)    ...............     11,000         361,625
                                                              ------------
Retail/Wholesale--Building Products--2.0%
  Home Depot, Inc.  ...........................     11,000         758,312
                                                              ------------
Telecommunications--Equipment--10.9%
  Brightpoint, Inc. (b)   .....................     12,000         390,750
  Ciena Corp. (b)   ...........................     25,000       1,178,125
  Lucent Technologies, Inc.  ..................     11,000         792,688
  Newbridge Networks Corp. (b)  ...............     18,000         783,000
  Tellabs, Inc. (b)    ........................     19,000       1,061,625
                                                              ------------
                                                                 4,206,188
                                                              ------------
Transportation--Trucks--1.7%
  CNF Transportation, Inc.   ..................     20,000         645,000
                                                              ------------
TOTAL COMMON STOCKS
  (Identified cost $25,890,450) ..........................      29,636,644
                                                              ------------
FOREIGN COMMON STOCKS--6.0%
Banks--0.4%
  Uniao de Bancos Brasileiros SA GDR (Brazil)
    (b)    ....................................      4,000         148,500
                                                              ------------
Medical--Biomed/Genetics--2.4%
  Qiagen NV (Netherlands) (b)   ...............     19,000         915,562
                                                              ------------
Medical--Ethical Drugs--1.0%
  Teva Pharmaceutical Industries, Ltd.
    Sponsored ADR (Israel)   ..................      6,000         388,500
                                                              ------------
Telecommunications--Equipment--2.1%
  Northern Telecom Ltd. (Canada)   ............      4,000         364,000
  Oy Nokia Corp. Sponsored ADR (Finland)    ...      6,000         442,500
                                                              ------------
                                                                   806,500
                                                              ------------
Transportation--Airlines--0.1%
  Ryanair Holdings PLC Sponsored ADR
    (Ireland) (b)   ...........................      2,000          54,250
                                                              ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,076,890)  ..........................       2,313,312
                                                              ------------
TOTAL LONG-TERM INVESTMENTS--82.5%
  (Identified cost $27,967,340) ..........................      31,949,956
                                                              ------------



                       See Notes to Financial Statements

                            STRATEGIC THEME SERIES


                                     STANDARD     PAR
                                     & POOR'S    VALUE
                                      RATING     (000)           VALUE
                                     ----------  --------  --------------------
SHORT-TERM OBLIGATIONS--18.1%
Commercial Paper--18.1%
  Cargill, Inc. 6.05%, 7-1-97 ......   A-1+        $1,610    $    1,610,000
  Preferred Receivables Funding
    Corp. 5.60%, 7-2-97 ............   A-1          1,510         1,509,765
  AT&T Corp. 5.58%, 7-8-97    ......   A-1+         1,000           998,915
  Exxon Imperial U.S., Inc. 5.55%,
    7-15-97    .....................   A-1+         1,000           997,842
  Goldman Sachs & Co. 5.57%,
    7-15-97    .....................   A-1+           745           743,386
  General Electric Co. 5.60%,
    7-17-97    .....................   A-1+         1,135         1,132,175
                                                             ----------------
                                                                  6,992,083
                                                             ----------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $6,992,083)   ........................         6,992,083
                                                             ----------------
TOTAL INVESTMENTS--100.6%
 (Identified cost $34,959,423)   ........................        38,942,039(a)
  Cash and receivables, less liabilities--(0.6%)   ......          (235,621)
                                                             ----------------
NET ASSETS--100.0%   ....................................    $   38,706,418
                                                             ================














(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,997,932 and gross depreciation of $15,316 for income tax purposes. At June 30, 1997, the aggregate cost of securities for federal income tax purposes was $34,959,423.
(b) Non-income producing.
(c) Segregated as collateral.

                       See Notes to Financial Statements

                             STRATEGIC THEME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997
(Unaudited)


Assets
Investment securities at value (Identified cost $34,959,423)   ..................   $38,942,039
Cash  ...........................................................................         2,068
Receivables
 Investment securities sold   ...................................................       100,557
 Fund shares sold    ............................................................        35,327
 Interest and dividends    ......................................................         6,570
                                                                                    ------------
  Total assets    ...............................................................    39,086,561
                                                                                    ------------
Liabilities
Payables
 Investment securities purchased    .............................................       250,689
 Options written, at value (Premiums received $33,879)   ........................        55,000
 Investment advisory fee   ......................................................        21,041
 Trustees' fee    ...............................................................         3,316
 Financial agent fee    .........................................................         1,856
 Accrued expenses    ............................................................        48,241
                                                                                    ------------
  Total liabilities  ............................................................       380,143
                                                                                    ------------
Net Assets  .....................................................................   $38,706,418
                                                                                    ============
Net Assets Consist of:
 Capital paid in on shares of beneficial interest  ..............................   $35,452,850
 Undistributed net investment income   ..........................................        34,910
 Accumulated net realized loss   ................................................      (742,837)
 Net unrealized appreciation  ...................................................     3,961,495
                                                                                    ------------
Net Assets  .....................................................................   $38,706,418
                                                                                    ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization      3,306,693
                                                                                    ============
Net asset value and offering price per share    .................................        $11.71
                                                                                    ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(Unaudited)

Investment Income
 Interest  ...............................................................    $  192,685
 Dividends    ............................................................        83,591
                                                                              ----------
  Total investment income    .............................................       276,276
                                                                              ----------
Expenses
 Investment advisory fee  ................................................       122,331
 Financial agent fee   ...................................................         9,787
 Printing  ...............................................................        13,694
 Custodian    ............................................................        13,302
 Trustees  ...............................................................        10,131
 Professional    .........................................................         9,200
 Miscellaneous   .........................................................         5,066
                                                                              ----------
  Total expenses    ......................................................       183,511
  Less expense borne by investment adviser  ..............................       (20,402)
                                                                              ----------
  Net expenses   .........................................................       163,109
                                                                              ----------
Net investment income  ...................................................       113,167
                                                                              ----------
Net Realized and Unrealized Gain (Loss) on Investments
 Net realized loss on securities   .......................................      (304,703)
 Net change in unrealized appreciation (depreciation) on investments   ...     2,461,480
 Net change in unrealized appreciation (depreciation) on written options         (21,121)
                                                                              ----------
Net gain on investments   ................................................     2,135,656
                                                                              ----------
Net increase in net assets resulting from operations    ..................    $2,248,823
                                                                              ==========


                       See Notes to Financial Statements

                             STRATEGIC THEME SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                            Six Months
                                                                                               Ended        From Inception
                                                                                           June 30, 1997   January 29, 1996
                                                                                            (Unaudited)    December 31, 1996
                                                                                           --------------- ------------------
From Operations
 Net investment income  ..................................................................  $    113,167    $       94,091
 Net realized loss   .....................................................................      (304,703)         (438,134)
 Net change in unrealized appreciation (depreciation)    .................................     2,440,359         1,521,136
                                                                                            ------------    --------------
 Net increase in net assets resulting from operations    .................................     2,248,823         1,177,093
                                                                                            ------------    --------------
From Distributions to Shareholders
 Net investment income  ..................................................................       (78,257)          (94,091)
 Tax return of capital  ..................................................................            --           (21,960)
                                                                                            ------------    --------------
 Decrease in net assets from distributions to shareholders  ..............................       (78,257)         (116,051)
                                                                                            ------------    --------------
From Share Transactions
 Proceeds from sales of shares (1,281,362 and 3,425,481 shares, respectively)    .........    14,357,970        36,431,726
 Net asset value of shares issued from reinvestment of distributions (7,140 and 10,456 shares,
  respectively)   ........................................................................        79,597           116,051
 Cost of shares repurchased (347,302 and 1,070,444 shares, respectively)   ...............    (3,873,724)      (11,636,810)
                                                                                            ------------    --------------
 Increase in net assets from share transactions    .......................................    10,563,843        24,910,967
                                                                                            ------------    --------------
 Net increase in net assets   ............................................................    12,734,409        25,972,009
Net Assets
 Beginning of period    ..................................................................    25,972,009                 0
                                                                                            ------------    --------------
 End of period (including undistributed net investment income of $34,910 and $0,
 respectively)    ........................................................................  $ 38,706,418    $   25,972,009
                                                                                            ============    ==============

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                                 Six Months
                                                    Ended         From Inception
                                                   6/30/97         1/29/96 to
                                                 (Unaudited)        12/31/96
                                                 --------------   ---------------
Net asset value, beginning of period    ......   $   10.98        $    10.00
Income from investment operations
 Net investment income   .....................        0.04(2)           0.04(2)
 Net realized and unrealized gain    .........        0.72              0.99
                                                 ---------        ----------
  Total from investment operations   .........        0.76              1.03
                                                 ---------        ----------
Less distributions
 Dividends from net investment income   ......       (0.03)            (0.04)
 Tax return of capital   .....................          --             (0.01)
                                                 ---------        ----------
  Total distributions    .....................       (0.03)            (0.05)
                                                 ---------        ----------
Change in net asset value   ..................        0.73              0.98
                                                 ---------        ----------
Net asset value, end of period    ............   $   11.71        $    10.98
                                                 =========        ==========
Total return    ..............................        6.85%(3)         10.33%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)   ......   $  38,706        $   25,972
Ratio to average net assets of:
 Operating expenses   ........................        1.00%(1)          1.00%(1)
 Net investment income   .....................        0.69%(1)          0.64%(1)
Portfolio turnover rate  .....................         336%(3)           391%(3)
Average commission rate paid(4)   ............   $  0.0589        $   0.0587

(1) Annualized
(2) Includes reimbursement of operating expenses by investment adviser of $0.01 and $0.02 per share, respectively.
(3) Not annualized
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


                       See Notes to Financial Statements

                            ABERDEEN NEW ASIA SERIES

INVESTMENT REVIEW

     For the last six months, the Edge Aberdeen New Asia Series returned 1.62%. During this same period, its benchmark, the Morgan Stanley Capital International AC Asia Pacific ex Japan Index,* returned 3.07%. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Our underperformance can be attributed primarily to our underweighting in Taiwan and our overweighted position in Thailand. While the Far East overall has continued to grow at a steady rate of around 7%, it is perhaps best to focus on the successes and failures of the year to obtain a clearer picture of the future. The biggest disappointment among the markets has been Thailand. While the country's weak government has been problematic, it has also resulted in a strong private sector. The economy has suffered a slowdown in exports and excesses in the property sector, aggravated by a high interest rate environment designed to support the baht.

     While we do not expect any major change in the wake of Hong Kong's handover to China, we believe current high valuations both for real estate and stocks do not outweigh the risks. There is widespread belief throughout Asia that property prices can only rise. As the experience in Thailand shows, this is not necessarily true. This trend has been restrained in the Philippines, and we are encouraged by the investment in productive manufacturing assets, which should enable the country to sustain growth of 6% or over.

     Indonesia is enjoying GDP growth of over 6% and inflation under 6%. However, political succession is a constant worry, and for this reason, we are unlikely to increase our weighting. The downturn in the electronics cycle has had a dramatic affect on Korea and Singapore, countries heavily reliant on exports of these components.

     Overall, the companies within the portfolio are experiencing 10-15% earnings growth and in general, price/earnings ratios are the most attractive they have been for some years, reinforcing our confidence in future performance.

OUTLOOK

     The economic outlook for the Far East remains as it has been for the last decade or more. Average real GDP growth is around 7%, economies are generally well-managed and opportunities for the corporate sector abound. Looking ahead, we expect the economies of the region to continue to grow strongly over the next year.

     Our focus will remain on the lesser developed countries, which we feel offer the greatest long-term growth prospects. We recognize that it is critical to identify those well-managed companies with the right strategies to prosper in a dynamic economic environment and, therefore, never invest in a company without first meeting with its management.













* The Morgan Stanley Capital International AC Asia Pacific ex Japan Index is an unmanaged, commonly used measure of total return foreign stock performance, excluding Japan.

                           ABERDEEN NEW ASIA SERIES

                            SCHEDULE OF INVESTMENTS
                                 June 30, 1997
                                  (Unaudited)


                                                         SHARES       VALUE
                                                       ----------- ------------
COMMON STOCKS--92.6%
Australia--11.4%
  Australian Gas Light Co. Ltd. (Utility-Gas)   ......      50,000   $   292,179
  Commonwealth Bank of Australia--Instalment
    Receipt (Banks)  .................................      25,000       218,104
  Davids Ltd. (Retail)  ..............................     300,000       260,713
  Pacific BBA Ltd. (Miscellaneous)  ..................     110,000       412,047
  QBE Insurance Group Ltd. (Insurance)    ............      90,000       539,407
                                                                    ------------
                                                                       1,722,450
                                                                    ------------
Hong Kong--22.7%
  CDL Hotels International Ltd. (Hotels)  ............     700,000       284,619
  Giordano International Ltd. (Retail)    ............     400,000       273,647
  HSBC Holdings PLC (Banks)   ........................      24,800       745,870
  Hongkong Electric Holdings Ltd.
    (Utility-Electric)  ..............................     110,000       442,999
  Manhattan Card Company Ltd.
    (Diversified Financial Services)   ...............     650,000       295,752
  National Mutual Asia Ltd. (Insurance)   ............     450,000       499,535
  Smartone Telecommunications
    (Utility-Telephone) (b)   ........................     175,000       397,563
  Swire Pacific Ltd. Class B (Miscellaneous)    ......     330,000       500,503
                                                                    ------------
                                                                       3,440,488
                                                                    ------------
India--6.3%
  Grasim Industries Ltd. Sponsored GDR 144A
    (Basic Materials) (c)  ...........................      22,600       316,400
  Industrial Credit & Investment Corporation of
    India Ltd. Sponsored GDR (Diversified
    Financial Services) (b)   ........................      45,000       646,875
                                                                    ------------
                                                                         963,275
                                                                    ------------
Indonesia--8.1%
  PT Bank Bali (Banks)  ..............................     185,000       494,551
  PT Duta Anggada Realty (Property)    ...............     200,000       193,296
  PT Indosat (Utility-Telephone) .....................     180,000       538,556
                                                                    ------------
                                                                       1,226,403
                                                                    ------------
Malaysia--8.3%
  AMMB Holdings Berhad
    (Diversified Financial Services)   ...............      50,000       311,014
  Malaysian Oxygen Berhad (Chemical)   ...............      80,000       405,705
  Muhibbah Engineering Berhad (Engineering &
    Construction)    .................................      65,000       213,748
  Sime UEP Properties Berhad (Property)   ............     153,000       330,369
                                                                    ------------
                                                                       1,260,836
                                                                    ------------
New Zealand--2.8%
  Telecom Corporation of New Zealand Ltd.
    (Utility-Telephone)    ...........................      85,000       432,057
                                                                    ------------
Philippines--7.1%
  Ayala Land, Inc. Class B (Property)  ...............     575,000       528,653
  Philippine Long Distance Telephone Co.
    Sponsored ADR (Utility-Telephone)  ...............       8,500       546,125
                                                                    ------------
                                                                       1,074,778
                                                                    ------------
Singapore--10.1%
  Clipsal Industries Ltd. (Electrical Equipment)   ...     100,000       354,000
  Development Bank of Singapore Ltd. (Banks)  ........      25,000       314,729
  Robinson & Co. Ltd. (Retail)   .....................      90,000       468,947
  Rothmans Industries Ltd. (Tobacco)   ...............      75,000       390,789
                                                                    ------------
                                                                       1,528,465
                                                                    ------------


                                                         SHARES       VALUE
                                                       ----------- ------------
South Korea--5.6%
  Korea Electric Power Corp. Sponsored ADR
    (Utility-Electric)  ..............................      24,000   $   440,250
  Samsung Electronics Sponsored GDR 144A
    Non-Voting Shares (Electronics) (c)   ............      15,248       411,696
                                                                    ------------
                                                                         851,946
                                                                    ------------
Taiwan--2.2%
  Standard Foods Taiwan Ltd. GDR
    (Retail-Food) (b)   ..............................      35,000       335,125
                                                                    ------------
Thailand--8.0%
  Bangkok Bank Public Company Ltd. (Banks)   .........      40,000       274,850
  Ruam Pattana Fund II (Closed End Mutual
    Fund)   ..........................................   1,250,000       376,375
  Siam Cement Public Co. Ltd. (Building &
    Construction)    .................................      13,500       233,468
  Siam Commercial Bank Public Co. Ltd.
    (Banks)    .......................................      80,000       327,350
                                                                    ------------
                                                                       1,212,043
                                                                    ------------
TOTAL COMMON STOCKS
  (Identified cost $13,960,794)  .................................    14,047,866
                                                                    ------------
WARRANTS--0.1%
Malaysia--0.1%
  AMMB Holdings Berhad Warrants (Banks) (b)  .........       6,000         8,082
                                                                    ------------
TOTAL WARRANTS
  (Identified cost $0)  ..........................................         8,082
                                                                    ------------


                                    STANDARD        PAR
                                    & POOR'S       VALUE
                                    RATING         (000)
                                    ----------   -------------
CONVERTIBLE BONDS--0.1%
Malaysia--0.1%
  AMMB Holdings Berhad (ICULS)
    Cv. 7.50%, '02 (Banks)   ......   NR            $    60(d)            21,514
                                                                    -------------
TOTAL CONVERTIBLE BONDS
  (Identified cost $24,024)   .................................           21,514
                                                                    -------------
NON-CONVERTIBLE BONDS--0.1%
Malaysia--0.1%
  AMMB Holdings Berhad 5%, '02
    (Banks)   .....................   NR                 60(d)            20,325
                                                                    -------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified cost $24,024)....................................           20,325
                                                                    -------------
TOTAL LONG-TERM INVESTMENTS--92.9%
  (Identified cost $14,008,842)  ..............................       14,097,787
                                                                    -------------
SHORT-TERM OBLIGATIONS--7.2%
  Brown Brothers Harriman repurchase
     agreement, 5.50%, dated 6/30/97 due
     7/1/97, repurchase price $1,100,168,
     collateralized by U.S. Treasury Note
     5.875%, 2/28/99, market value $1,100,000          1,100           1,100,000
                                                                    -------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,100,000).................................        1,100,000
                                                                    -------------
TOTAL INVESTMENTS--100.1%
  (Identified cost $15,108,842)  ..............................       15,197,787(a)
  Cash and receivables, less liabilities--(0.1%)   ............          (19,079)
                                                                    -------------
NET ASSETS--100.0%   ..........................................     $ 15,178,708
                                                                    =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,341,350 and gross depreciation of $1,273,870 for income tax purposes. At June 30, 1997 the aggregate cost of securities for federal income tax purposes was $15,130,307.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At June 30, 1997, these securities amounted to a value of $728,096 or 4.8% of net assets.
(d) Par value represents Malaysian Ringgits.

                       See Notes to Financial Statements

                            ABERDEEN NEW ASIA SERIES

                            INDUSTRY DIVERSIFICATION
         As a Percentage of Total Value of Total Long-Term Investments
                                  (Unaudited)


Banks    ..............................      17.1%
Basic Materials   .....................       2.2
Building & Construction    ............       1.7
Chemical    ...........................       2.9
Closed End Mutual Fund  ...............       2.7
Diversified Financial Services   ......       8.9
Electrical Equipment    ...............       2.5
Electronics    ........................       2.9
Engineering & Construction    .........       1.5
Hotels   ..............................       2.0
Insurance   ...........................       7.4
Miscellaneous  ........................       6.5
Property    ...........................       7.5
Retail   ..............................       7.1
Retail-Food ...........................       2.4
Tobacco  ..............................       2.8
Utility-Electric  .....................       6.2
Utility-Gas    ........................       2.1
Utility-Telephone    ..................      13.6
                                           ------
                                            100.0%
                                           ======


                       See Notes to Financial Statements

                            ABERDEEN NEW ASIA SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997
(Unaudited)


Assets
Investment securities at value (Identified cost $15,108,842)   ..................   $15,197,787
Cash  ...........................................................................        81,716
Receivables
 Investment securities sold   ...................................................       103,868
 Fund shares sold    ............................................................        28,892
 Dividends and interest    ......................................................        25,337
 Tax reclaim   ..................................................................           340
                                                                                    ------------
  Total assets    ...............................................................    15,437,940
                                                                                    ------------
Liabilities
Payables
 Investment securities purchased    .............................................       217,141
 Investment advisory fee   ......................................................         7,648
 Financial agent fee    .........................................................         2,092
 Trustees' fee    ...............................................................         3,596
 Accrued expenses    ............................................................        28,755
                                                                                    ------------
  Total liabilities  ............................................................       259,232
                                                                                    ------------
Net Assets  .....................................................................   $15,178,708
                                                                                    ============
Net Assets Consist of:
 Capital paid in on shares of beneficial interest  ..............................   $14,962,521
 Undistributed net investment income   ..........................................        75,464
 Accumulated net realized gain   ................................................        51,807
 Net unrealized appreciation  ...................................................        88,916
                                                                                    ------------
Net Assets  .....................................................................   $15,178,708
                                                                                    ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization      1,502,474
                                                                                    ============
Net asset value and offering price per share    .................................        $10.10
                                                                                    ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(Unaudited)


Investment Income
 Dividends  ..............................................................................    $  164,246
 Interest   ..............................................................................        29,519
 Foreign taxes withheld    ...............................................................       (11,089)
                                                                                              ----------
  Total investment income  ...............................................................       182,676
                                                                                              ----------
Expenses
 Investment advisory fee   ...............................................................        66,215
 Financial agent fee    ..................................................................         3,973
 Custodian  ..............................................................................        26,588
 Trustees' fee    ........................................................................         9,597
 Printing   ..............................................................................         9,582
 Professional  ...........................................................................         8,486
 Miscellaneous    ........................................................................         2,374
                                                                                              ----------
  Total expenses  ........................................................................       126,815
  Less expenses borne by investment adviser  .............................................       (44,046)
                                                                                              ----------
  Net expenses    ........................................................................        82,769
                                                                                              ----------
Net investment income   ..................................................................        99,907
                                                                                              ----------
Net Realized and Unrealized Gain (Loss) on Investments
 Net realized gain on securities    ......................................................        54,192
 Net realized loss on foreign currency transactions   ....................................        (1,657)
 Net change in unrealized appreciation (depreciation) on investments    ..................       111,496
 Net change in unrealized appreciation (depreciation) on foreign currency and foreign
  currency transactions    ...............................................................            22
                                                                                              ----------
Net gain on investments    ...............................................................       164,053
                                                                                              ----------
Net increase in net assets resulting from operations  ....................................    $  263,960
                                                                                              ==========


                       See Notes to Financial Statements

                            ABERDEEN NEW ASIA SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                         Six Months
                                                                                           Ended            From Inception
                                                                                        June 30, 1997     September 17, 1996 to
                                                                                        (Unaudited)        December 31, 1996
                                                                                        ---------------   ----------------------
From Operations
 Net investment income   ............................................................    $     99,907         $     58,378
 Net realized gain    ...............................................................          52,535                3,328
 Net change in unrealized appreciation (depreciation)  ..............................         111,518              (22,602)
                                                                                         ------------         ------------
 Net increase in net assets resulting from operations  ..............................         263,960               39,104
                                                                                         ------------         ------------
From Distributions to Shareholders
 Net investment income   ............................................................         (20,499)             (58,378)
 Net realized gains   ...............................................................          (7,488)                  --
 In excess of net investment income  ................................................              --                 (512)
                                                                                         ------------         ------------
 Decrease in net assets from distributions to shareholders   ........................         (27,987)             (58,890)
                                                                                         ------------         ------------
From Share Transactions
 Proceeds from sales of shares (585,361 and 1,343,657 shares, respectively)    ......       5,776,921           13,400,256
 Net asset value of shares issued from reinvestment of distributions (2,845 and 5,928
  shares, respectively)  ............................................................          27,986               58,890
 Cost of shares repurchased (248,382 and 186,935 shares, respectively)   ............      (2,447,378)          (1,854,154)
                                                                                         ------------         ------------
 Increase in net assets from share transactions  ....................................       3,357,529           11,604,992
                                                                                         ------------         ------------
 Net increase in net assets    ......................................................       3,593,502           11,585,206
Net Assets
 Beginning of period  ...............................................................      11,585,206                    0
                                                                                         ------------         ------------
 End of period (including undistributed net investment income and distributions in
  excess of net investment income of $75,464 and ($3,944), respectively) ............    $ 15,178,708         $ 11,585,206
                                                                                         ============         ============

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                                    Six Months
                                                       Ended         From Inception
                                                      6/30/97         9/17/96 to
                                                    (Unaudited)        12/31/96
                                                    --------------   ---------------
Net asset value, beginning of period    .........   $    9.96         $   10.00
Income from investment operations
 Net investment income   ........................        0.07(1)           0.05(1)
 Net realized and unrealized gain (loss)   ......        0.10             (0.04)
                                                    ---------         ---------
  Total from investment operations   ............        0.17              0.01
                                                    ---------         ---------
Less distributions
 Dividends from net investment income   .........       (0.02)            (0.05)
 Dividends from net realized gains   ............       (0.01)               --
                                                    ---------         ---------
  Total distributions    ........................       (0.03)            (0.05)
                                                    ---------         ---------
Change in net asset value   .....................        0.14             (0.04)
                                                    ---------         ---------
Net asset value, end of period    ...............   $   10.10         $    9.96
                                                    =========         =========
Total return    .................................        1.62%(3)          0.16%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)   .........   $  15,179         $  11,585
Ratio to average net assets of:
 Operating expenses   ...........................        1.25%(2)          1.25%(2)
 Net investment income   ........................        1.51%(2)          2.40%(2)
Portfolio turnover rate  ........................           6%(3)             2%(3)
Average commission rate paid(4)   ...............   $  0.0098         $  0.0109

(1) Includes reimbursement of operating expenses by investment adviser of $0.03 and $0.03 per share, respectively.
(2) Annualized
(3) Not annualized
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


                       See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  June 30, 1997
                                   (Unaudited)

Note 1--Organization
  The Phoenix Edge Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of the Money Market, Growth, Multi-Sector Fixed Income, Strategic Allocation (formerly Total Return), International, Balanced, Real Estate Securities ("Real Estate"), Strategic Theme and Aberdeen New Asia Series. The Fund was established as part of the December 8, 1986 reorganization of the Phoenix Home Life Variable Accumulation Account (the Account) from a management investment company to a unit investment trust under the Investment Company Act of 1940. The Fund is organized with Series which are available only to the sub-accounts of the Phoenix Home Life Variable Accumulation Account, the Phoenix Home Life Variable Universal Life Account, the PHL Variable Accumulation Account, and the Phoenix Home Life Separate Accounts B, C, and D.

  Each Series has distinct investment objectives. The Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments; stocks, bonds and money market instruments. The International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Real Estate Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan.

Note 2--Significant Accounting Policies
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security Valuation
  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

  The Money Market Series uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the Series' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. The Series attempts to maintain a constant net asset value of $10 per share.

B. Security Transactions and Related Income
  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. The Fund does not amortize premiums except for the Money Market Series, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income Taxes
  Each of the Series is treated as a separate taxable entity. It is the policy of each Series to comply with the requirements of the Internal Revenue Code, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to Shareholders
  Distributions are recorded by each Series on the ex-dividend date and all distributions are reinvested into the Fund. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                  June 30, 1997
                                   (Unaudited)

E. Foreign Currency Translation
  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward Currency Contracts
  Each Series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Series records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. Futures Contracts
  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. A Series may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margins and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Series is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. Options
  Each Series may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Series will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  Each Series may purchase options which are included in the Series' Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

I. Trust Expenses
  Expenses incurred by the Fund with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

J. Credit Risk
  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

K. When-Issued and Delayed Delivery Transactions
  Each Series may engage in when-issued or delayed delivery transactions. The Series record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

                         THE PHOENIX EDGE SERIES FUND
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                 June 30, 1997
                                  (Unaudited)

L. Repurchase Agreements
  A repurchase agreement is a transaction where a Series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Series in the event of default by the seller. If the seller defaults and the value of the collateral declines or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

Note 3--Investment Advisory Fees and Related Party Transactions
  As compensation for its advisory services to the Fund, Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL") is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each separate Series listed below:


                                       Rate for first     Rate for next     Rate for excess
Series                                 $250 million       $250 million      over $500 million
------------------------------------   ----------------   ---------------   ------------------
  Money Market    ..................       0.40%             0.35%               0.30%
  Multi-Sector Fixed Income   ......       0.50               0.45               0.40
  Balanced  ........................       0.55               0.50               0.45
  Strategic Allocation  ............       0.60               0.55               0.50
  Growth    ........................       0.70               0.65               0.60
  International   ..................       0.75               0.70               0.65
  Strategic Theme ..................       0.75               0.70               0.65

  The investment adviser for the Real Estate Series is Phoenix Realty Securities, Inc. ("PRS"). PRS is an indirect, wholly-owned subsidiary of PHL. For its services, PRS is entitled to a fee at an annual rate of 0.75% of the average daily net assets for the first $1 billion. Pursuant to a Sub-Advisory Agreement with the Series, PRS delegates certain investment decisions and research functions to ABKB/LaSalle Securities Limited Partnership ("ABKB") for which ABKB is paid a fee by PRS equal to 0.45% of the average daily net assets of the Real Estate Series for the first $1 billion.

  Phoenix-Aberdeen International Advisors, LLC ("PAIA") serves as the investment adviser to the Aberdeen New Asia Series. PAIA is a joint venture between PM Holdings, Inc., a direct subsidiary of PHL, and Aberdeen Fund Managers, Inc. ("Aberdeen"), a wholly-owned subsidiary of Aberdeen Trust PLC. PAIA is entitled to a fee, at an annual rate of 1.00% of the average daily net assets of the Aberdeen New Asia Series. Pursuant to Sub-advisory agreements, PAIA delegates certain investment decisions and functions to other entities. PIC receives a fee of 0.30% of the average daily net assets of the Aberdeen New Asia Series from PAIA for providing research and other domestic advisory services, as needed. In addition, PAIA also pays a sub-advisory fee to Aberdeen of 0.40% of the average daily net assets of the Aberdeen New Asia Series for implementing certain portfolio transactions and providing research and other services.

  Each Series (except the International, Real Estate, Strategic Theme and Aberdeen New Asia Series) pays a portion or all of its other operating expenses (not including management fee, interest, taxes, brokerage fees and commissions), up to 0.15% of its average net assets. The International, Real Estate, Strategic Theme and Aberdeen New Asia Series pay other operating expenses up to 0.40%, 0.25%, 0.25% and 0.25%, respectively, of its average net assets. Expenses above these limits are paid by the Advisers, PIC, PRS, PAIA and/or PHL and/or PHL Variable Insurance Company.

  As Financial Agent to the Fund and to each Series, Phoenix Equity Planning Corporation ("PEPCO") receives a fee at an annual rate of 0.06% of the average daily net assets of each Series for bookkeeping, administrative and pricing services.

  At June 30, 1997, PHL and affiliates held shares in the Phoenix Edge Series Fund and/or in the underlying unit investment trusts which had the following aggregate value:


  Growth Series  ..................     $7,522,072
  Real Estate Series   ............      7,693,097
  Strategic Theme Series  .........      2,572,136
  Aberdeen New Asia Series   ......      3,019,905

                         THE PHOENIX EDGE SERIES FUND
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                 June 30, 1997
                                  (Unaudited)

Note 4--Purchases and Sales of Securities

  Purchases and sales of securities during the six months ended June 30, 1997 (excluding U.S. Government and agency securities, short-term securities, options and forward currency contracts) aggregated the following:

                                                Purchases           Sales
                                              ----------------   ---------------
  Growth Series    ........................     $2,163,752,829     $2,236,130,828
  Multi-Sector Fixed Income Series   ......         93,356,800         69,187,574
  Strategic Allocation Series  ............        621,240,071        657,164,018
  International Series   ..................        142,106,374        123,535,335
  Balanced Series  ........................        145,273,897        163,898,779
  Real Estate Series  .....................         16,657,755          1,913,367
  Strategic Theme Series    ...............         89,446,361         85,084,464
  Aberdeen New Asia Series  ...............          4,058,739            781,016

  There were no purchases or sales of such securities in the Money Market
  Series.

  Purchases and sales of long-term U.S. Government and agency securities during the six months ended June 30, 1997 aggregated the following:


                                               Purchases         Sales
                                              --------------   ------------
  Multi-Sector Fixed Income Series   ......     $ 57,663,042     $64,496,161
  Strategic Allocation Series  ............      103,651,416      74,134,244
  Balanced Series  ........................       13,255,047      10,157,884

  There were no purchases or sales of long-term U.S. Government and agency securities in the Money Market, Growth, International, Real Estate, Strategic Theme or Aberdeen New Asia Series.

  At June 30, 1997, the following Series had outstanding written call options:


                                                       Shares          Expiration     Exercise     Market
  Balanced Series:                                 Subject to Call       Date          Price       Value
  ----------------                                -----------------   ------------   ----------   ---------
  Bristol-Myers Squibb Co.    ..................         8,000           7/97            $ 80        $ 26,000
  Colgate-Palmolive Co.    .....................        20,000           7/97              70           1,250
  Eli Lilly & Co.    ...........................         8,200           7/97             105          48,175
  Intel Corp.  .................................         3,800           7/97             180             238
  International Business Machines Corp.   ......         9,000           7/97              90          27,000
  PepsiCo, Inc.   ..............................        28,000           7/97              40           7,000
  Procter & Gamble Co.  ........................         6,000           7/97             150           2,625
  T. Rowe Price Associates    ..................        10,000           7/97              55          10,000
                                                                                                    ---------
                                                                                                     $122,288
                                                                                                    =========
  Strategic Theme Series:
  -----------------------
  Dell Computer Corp.   ........................         4,000           8/97             110        $ 55,000
                                                                                                    =========

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                  June 30, 1997
                                   (Unaudited)

Written call option activity for the six months ended June 30, 1997 aggregated the following:


                                                        Strategic Allocation Series
                                                       -----------------------------
                                                          # of          Amount
                                                         Options      of Premiums
                                                       ------------ ----------------
  Options outstanding at December 31, 1996   .........        --    $          --
  Options written    .................................     5,299        1,543,694
  Options cancelled in closing purchase transactions      (5,149)      (1,503,833)
  Options expired    .................................        --               --
  Options exercised  .................................      (150)         (39,861)
                                                        --------    --------------
  Options outstanding at June 30, 1997    ............        --    $          --
                                                        ========    ==============



                                                           Balanced Series     Strategic Theme Series
                                                       ----------------------- ----------------------
                                                         # of       Amount       # of      Amount
                                                       Options   of Premiums   Options   of Premiums
                                                       --------- ------------- --------- ------------
  Options outstanding at December 31, 1996   .........     --    $       --       --       $    --
  Options written    .................................    967       138,688       40        33,879
  Options cancelled in closing purchase transactions      (37)      (12,950)      --            --
  Options expired    .................................     --            --       --            --
  Options exercised  .................................     --            --       --            --
                                                        -----    -----------      ---      --------
  Options outstanding at June 30, 1997    ............    930    $  120,536       40       $33,879
                                                        =====    ===========      ===      ========

Note 5--Forward Currency Contracts

  At June 30, 1997, the International Series had entered into various forward currency contracts which contractually obligate the Series to deliver currencies at specified dates. Open short contracts were as follows:



                           In                                                      Net
  Contracts             Exchange           Settlement                          Unrealized
  to Deliver               For                Date             Value          Appreciation
---------------      ---------------       ----------       -----------       ------------

FL   20,000,000      US   10,400,957         8/1/97         $10,201,830         $199,127
                                                                                ========


FL  =  Dutch Florin
US  =  U.S. Dollar


Note 6--Capital Loss Carryovers

  At December 31, 1996, the Strategic Theme Series had available for federal income tax purposes unused capital losses of $396,065 expiring in 2003.

  Under current tax law, capital losses realized after October 31, 1996 may be deferred and treated as occurring on the first day of the following tax year. For the calendar year ended December 31, 1996, the Growth and Aberdeen New Asia Series elected to defer $613 and $1,755, respectively, in losses occurring between November 1, 1996 and December 31, 1996.

THE PHOENIX EDGE SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301


Board of Trustees
C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.


Officers
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
William J. Newman, Senior Vice President
James D. Wehr, Senior Vice President
Hugh Young, Senior Vice President
Curtiss O. Barrows, Vice President
Mary E. Canning, Vice President
Jeanne H. Dorey, Vice President
Jean Claude Gruet, Vice President
William E. Keen, III, Vice President
David Lui, Vice President
William R. Moyer, Vice President
Scott C. Noble, Vice President
C. Edwin Riley, Jr., Vice President
Barbara Rubin, Vice President
Leonard J. Saltiel, Vice President
Julie L. Sapia, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Advisers
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480


Phoenix Realty Securities, Inc.
(Real Estate Securities Series)
38 Prospect Street
Hartford, Connecticut 06115-0479


Phoenix-Aberdeen International Advisors, LLC
(Aberdeen New Asia Series)
56 Prospect Street
Hartford, Connecticut 06115-0480


Custodians
The Chase Manhattan Bank
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081


Brown Brothers Harriman & Co.
(Aberdeen New Asia Series and International Series)
40 Water Street
Boston, Massachusetts 02109


State Street Bank and Trust Company
(Real Estate Securities Series)
P.O. Box 351
Boston, Massachusetts 02101


Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200








--------------------------------------------------------------------------------
This report is not authorized for distribution to prospective investors in The Phoenix Edge Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the Fund's Record and other pertinent information.
--------------------------------------------------------------------------------

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




                      THIS PAGE LEFT INTENTIONALLY BLANK.

[LOGO] PHOENIX


PHL Variable Insurance Company and
Phoenix Home Life Mutual Insurance Company
101 Munson Street
P.O. Box 810
Greenfield, MA 01302-0810






OL2531S (8/97) [COPYRIGHT] 1997 Phoenix Home Life Mutual Insurance Company              [RECYLE LOGO] Printed on Recycled Paper.
700.04
